1933 Act Registration No. 333-17255
                                     1940 Act File No. 811-07955

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
   Post Effective Amendment No. 7                                [X]

                               and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
   Amendment No. 9                                               [X]

                     STEIN ROE ADVISOR TRUST
         (Exact Name of Registrant as Specified in Charter)

    One South Wacker Drive, Chicago, Illinois       60606
     (Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-338-2550

    Stacy H. Winick               Cameron S. Avery
    Vice-President                Bell, Boyd & Lloyd
    Stein Roe Advisor Trust       Three First National Plaza
    One South Wacker Drive        70 W. Madison Street, Suite 3300
    Chicago, Illinois  60606      Chicago, Illinois  60602
           (Name and Address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on February 2, 1998 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register under the Securities Act of 1933 an indefinite number of its shares of beneficial interest, without par value, of the series of shares designated Stein Roe Advisor Growth & Income Fund, Stein Roe Advisor International Fund, Stein Roe Advisor Young Investor Fund, Stein Roe Advisor Special Venture Fund, Stein Roe Advisor Balanced Fund, Stein Roe Advisor Growth Stock Fund, Stein Roe Advisor Special Fund, Stein Roe Advisor High-Yield Municipals Fund, Stein Roe Advisor Intermediate Bond Fund, and Stein Roe Advisor Income Fund. The Rule 24f-2 Notice for the fiscal year ended September 30, 1997 was filed on December 17, 1997.

This Registration Statement has also been signed by SR&F Base
Trust as it relates to each Fund of the Trust.

                     STEIN ROE ADVISOR TRUST
                     CROSS REFERENCE SHEET

ITEM
NO.    CAPTION
-----  -------
                         PART A (PROSPECTUS)
1      Front cover
2      Fee Table; Summary
3 (a) [Advisor High-Yield Municipals Fund, Advisor Intermediate Bond Fund, Advisor Income Fund, Advisor Growth & Income Fund, Advisor International Fund, Advisor Special Venture Fund, Advisor Balanced Fund, and Advisor Special Fund] Inapplicable; [Advisor Growth Stock Fund and Advisor Young Investor Fund] Financial Highlights
  (b)  Inapplicable
  (c)  Investment Return
  (d)  Inapplicable
4 Organization and Description of Shares; The Fund; Investment Policies; Investment Restrictions; Risks
       and Investment Considerations; Portfolio Investments and Strategies; Summary--Investment Risks
5 (a)  Management--Trustees and Investment Adviser
  (b)  Management--Trustees and Investment Adviser, Fees and
       Expenses
  (c)  Management--Portfolio Managers
  (d)  Inapplicable
  (e)  Management--Transfer Agent
  (f)  Management--Fees and Expenses
  (g)  Inapplicable
5A     Inapplicable
6 (a) Organization and Description of Shares; see statement of additional information: General Information and History
  (b)  Inapplicable
  (c)  Organization and Description of Shares
  (d)  Organization and Description of Shares
  (e)  For More Information
  (f)  Distributions and Income Taxes
  (g)  Distributions and Income Taxes
  (h)  Master Fund/Feeder Fund: Structure and Risk Factors
7      How to Purchase Shares
  (a)  Management--Distributor
  (b)  How to Purchase Shares; Net Asset Value
  (c)  How to Purchase Shares
  (d)  How to Purchase Shares
  (e)  Inapplicable
  (f)  Management--Fees and Expenses
  (g)  Inapplicable
8 (a)  How to Sell (Redeem) Shares
  (b)  How to Purchase Shares
  (c)  How to Sell (Redeem) Shares
  (d)  How to Sell (Redeem) Shares
9      Inapplicable

            PART B  (STATEMENT OF ADDITIONAL INFORMATION)
10     Cover page
11     Table of Contents
12     General Information and History
13 Investment Policies; Portfolio Investments and Strategies; Investment Restrictions
14     Management
15(a)  Inapplicable
  (b)  Principal Shareholders
  (c)  Principal Shareholders
16(a)  Investment Advisory Services; Management; see prospectus:
       Management
  (b)  Investment Advisory Services
  (c)  Inapplicable
  (d)  Investment Advisory Services
  (e)  Inapplicable
  (f)  Distributor
  (g)  Inapplicable
  (h)  Custodian; Independent Auditors
  (i)  Transfer Agent and Shareholder Servicing
17(a)  Portfolio Transactions
  (b)  Inapplicable
  (c)  Portfolio Transactions
  (d)  Portfolio Transactions
  (e)  Portfolio Transactions
18     General Information and History
19(a) Purchases and Redemptions; see prospectus: How to Purchase Shares, How to Sell (Redeem) Shares
  (b)  Purchases and Redemptions; see prospectus: Net Asset Value
  (c)  Purchases and Redemptions
20 Additional Income Tax Considerations; Portfolio Investments and Strategies--Taxation of Options and Futures
21(a)  Distributor
  (b)  Inapplicable
  (c)  Inapplicable
22(a)  Inapplicable
  (b)  Investment Performance
23     Balance Sheet

                              PART C
24     Financial Statements and Exhibits
25     Persons Controlled By or Under Common Control with
       Registrant
26     Number of Holders of Securities
27     Indemnification
28     Business and Other Connections of Investment Adviser
29     Principal Underwriters
30     Location of Accounts and Records
31     Management Services
32     Undertakings

The prospectuses and statements of additional information relating to Stein Roe Advisor Young Investor Fund, Stein Roe Advisor Income Fund, Stein Roe Advisor Intermediate Bond Fund and Stein Roe Advisor High-Yield Municipals Fund, each a series of Stein Roe Advisor Trust, are not affected by the filing of this post-effective amendment No. 7.

Prospectus  Feb. 2, 1998

Stein Roe Advisor Balanced Fund
Stein Roe Advisor Growth & Income Fund
Stein Roe Advisor Special Fund
Stein Roe Advisor Special Venture Fund
Stein Roe Advisor International Fund

     Advisor Balanced Fund seeks to provide long-term growth of capital and current income, consistent with reasonable investment risk.

     Advisor Growth & Income Fund seeks to provide both growth of capital and current income.

     Advisor Special Fund seeks to provide capital appreciation by investing in securities that are considered to have limited downside risk relative to their potential for above-average growth, including securities of undervalued, underfollowed, or out-of-favor companies.

     Advisor Special Venture Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of entrepreneurially managed companies. It emphasizes investments in financially strong small and medium-sized companies, based principally on management appraisal and stock valuation.

     Advisor International Fund seeks to provide long-term growth of capital by investing in a diversified portfolio of foreign securities.

     Each Fund seeks to achieve its objective by investing all of its net investable assets in a corresponding Portfolio of SR&F Base Trust that has the identical investment objective and substantially the same investment policies as the Fund. The investment experience of each Fund will correspond to its respective Portfolio. (See Master Fund/Feeder Fund: Structure and Risk Factors.)

     Fund shares may be purchased only through Intermediaries, including retirement plan service providers.

     The Funds have no sales or redemption charges. Each Fund is a multi-class series of Stein Roe Advisor Trust (with only one class of shares, designated Class K) and each Portfolio is a series of SR&F Base Trust. Each Trust is an open-end management investment company.

     This prospectus contains information you should know before investing in the Funds. Please read it carefully and retain it for future reference.

     A Statement of Additional Information dated Feb. 2, 1998, containing more detailed information, has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated herein by reference. The Statement of Additional Information and most recent financial statements may be obtained without charge by writing to Stein Roe Mutual Funds, Suite 3200, One South Wacker Drive, Chicago, Illinois 60606, or by calling the Adviser. For additional information, call Retirement Services at 800-322-1130 or Advisor/Broker Services at 800-322-0593.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE
PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


TABLE OF CONTENTS
                                   Page
Summary..............................2
Fee Table........................... 5
Financial Highlights.................7
The Funds............................9
Investment Policies..................9
   Advisor Balanced Fund.............9
   Advisor Growth & Income Fund.....10
   Advisor Special Fund.............10
   Advisor Special Venture Fund.....10
   Advisor International Fund.......11
Performance Information.............12
Risks and Investment Considerations.13
Investment Restrictions............ 15
Portfolio Investments and
   Strategies.......................16
Net Asset Value.................... 20
How to Purchase Shares..............21
How to Redeem Shares............... 22
Distributions and Income Taxes......23
Management......................... 24
Organization and Description of
  Shares............................28
Master Fund/Feeder Fund: Structure
  and Risk Factors..................29
For More Information............... 31

SUMMARY

Stein Roe Advisor Balanced Fund ("Advisor Balanced Fund"), Stein Roe Advisor Growth & Income Fund ("Advisor Growth & Income Fund"), Stein Roe Advisor Special Fund ("Advisor Special Fund"), Stein Roe Advisor Special Venture Fund ("Advisor Special Venture Fund") and Stein Roe Advisor International Fund ("Advisor International Fund") are series of Stein Roe Advisor Trust ("Advisor Trust"), an open-end management investment company organized as a Massachusetts business trust. (See The Funds and Organization and Description of Shares.) This prospectus is not a solicitation in any jurisdiction in which shares of the Funds are not qualified for sale.

Investment Objectives and Policies. The investment objective of Advisor Balanced Fund is to provide long-term growth of capital and current income, consistent with reasonable investment risk. Advisor Balanced Fund invests all of its net investable assets in SR&F Balanced Portfolio ("Balanced Portfolio") which has the same investment objective and investment policies substantially similar to those of Advisor Balanced Fund. The assets of Balanced Portfolio are allocated among equities, debt securities, and cash. The portfolio manager determines those allocations based on the views of the Adviser's investment strategists regarding economic, market, and other factors relative to investment opportunities.

     The investment objective of Advisor Growth & Income Fund is to provide both growth of capital and current income. Advisor Growth & Income Fund invests all of its net investable assets in SR&F Growth & Income Portfolio ("Growth & Income Portfolio") which has the same investment objective and investment policies substantially similar to those of Advisor Growth & Income Fund. The Fund is designed for investors seeking a diversified portfolio of securities that offers the opportunity for long-term growth of capital while also providing a steady stream of income. In seeking to meet this objective, Growth & Income Portfolio invests primarily in well-established companies whose common stocks are believed to have both the potential to appreciate in value and to pay dividends to shareholders.

     The investment objective of Advisor Special Fund is to provide capital appreciation by investing in securities that are considered to have limited downside risk relative to their potential for above-average growth, including securities of undervalued, underfollowed, or out-of-favor companies. Advisor Special Fund invests all of its net investable assets in SR&F Special Portfolio ("Special Portfolio") which has the same investment objective and investment policies substantially similar to those of Advisor Special Fund. Particular emphasis is placed on securities that are considered to have limited downside risk relative to their potential for above-average growth--including securities of undervalued, underfollowed or out-of-favor companies, and companies that are low-cost producers of goods or services, financially strong, or run by well-respected managers. Special Portfolio's investments may include securities of seasoned, established companies that appear to have appreciation potential, as well as securities of relatively small, new companies; securities with limited marketability; new issues of securities; securities of companies that, in the Adviser's opinion, will benefit from management change, new technology, new product or service development, or change in demand; and other securities that the Adviser believes have capital appreciation possibilities.

     The investment objective of Advisor Special Venture Fund is to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of entrepreneurially managed companies. It emphasizes investments in financially strong small and medium-sized companies, based principally on management appraisal and stock valuation. Advisor Special Venture Fund invests all of its net investable assets in SR&F Special Venture Portfolio ("Special Venture Portfolio") which has the same investment objective and investment policies substantially similar to those of Advisor Special Venture Fund. Special Venture Portfolio emphasizes investments in financially strong small and medium-sized companies, based principally on management appraisal and stock valuation.

     The investment objective of Advisor International Fund is to provide long-term growth of capital by investing in a diversified portfolio of foreign securities. Advisor International Fund invests all of its net investable assets in SR&F International Portfolio ("International Portfolio") which has the same investment objective and investment policies substantially similar to those of Advisor International Fund. International Portfolio invests primarily in equity securities. Under normal market conditions, it will invest at least 65% of its total assets (taken at market value) in foreign securities of at least three countries outside the United States. International Portfolio diversifies its investments among several countries and does not concentrate investments in any particular industry.

     For a more detailed discussion of the investment objectives and policies, please see Investment Policies and Portfolio Investments and Strategies. There is, of course, no guarantee that the Funds or the Portfolios will achieve their investment objectives.

Investment Risks. Advisor Balanced Fund is designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking long-term capital appreciation through investments in securities. Advisor Growth & Income Fund is designed for long-term investors who desire to participate in the stock market with moderate investment risk while seeking to limit market volatility. Advisor Special Fund is designed for long-term investors who desire to participate in the stock market with more investment risk and volatility than the stock market in general, but with less investment risk and volatility than aggressive capital appreciation funds.
Advisor Special Venture Fund is designed for long-term investors who want greater return potential than is available from the stock market in general, and who are willing to tolerate the greater investment risk and market volatility associated with investments in small and medium-sized companies. Advisor International Fund is intended for long-term investors who can accept the risks entailed in investing in foreign securities.

     Since International Portfolio invests primarily in foreign securities and the other Portfolios may invest in foreign securities, investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities involves certain risks and opportunities not typically associated with investing in U.S. securities. Such risks include fluctuations in exchange rates on foreign currencies, less public information, less government supervision, less liquidity, and greater price volatility.

Purchases and Redemptions. Fund shares may be purchased only through Intermediaries, including retirement plan service providers. For information on purchasing and redeeming Fund shares, please see How to Purchase Shares, How to Redeem Shares, and Management--Distributor.

Management and Fees. Stein Roe & Farnham Incorporated (the "Adviser") is investment adviser to each Portfolio. In addition, it provides administrative services to each Fund and each Portfolio. For a description of the Adviser and these service arrangements, see
Management.

FEE TABLE
                                 Advisor         Advisor Advisor
                        Advisor  Growth  Advisor Special Inter-
                        Balanced Stock   Special Venture national
                        Fund     Fund    Fund    Fund    Fund
                        -------- ------  ------- ------- --------
Shareholder Transaction
  Expenses /1/
Sales Load Imposed on
 Purchases               None    None    None    None    None
Sales Load Imposed on
 Reinvested Dividends    None    None    None    None    None
Deferred Sales Load      None    None    None    None    None
Redemption Fees          None    None    None    None    None
Exchange Fees            None    None    None    None    None

Annual Fund Operating
 Expenses (after reim-
 bursement; as a per-
 centage of average net
 assets)
Management and Adminis-
 trative Fees (after
 reimbursement )         0.00%  0.00%    0.00%   0.00%   0.00%
12b-1 Fees               0.25%  0.25%    0.25%   0.25%   0.25%
Other Expenses (after
  reimbursement)         1.10%  1.15%    1.20%   1.25%   1.50%
                         -----  -----    -----   -----   -----
Total Fund Operating
 Expenses (after
 reimbursement)          1.35%  1.40%    1.45%   1.50%   1.75%
                         =====  =====    =====   =====   =====
__________
1. Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.

Example. You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; and (2) redemption at the end of each time period:

                             1 year  3 years  5 years  10 years
Advisor Balanced Fund         $14      $43      $74      $162
Advisor Growth & Income Fund   14       44       77       168
Advisor Special Fund           15       46       79       174
Advisor Special Venture Fund   15       47       82       179
Advisor International Fund     18       55       95       206

     The purpose of the Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in a Fund. The Fee Table reflects the combined expenses of both the Funds and the Portfolios. Total Operating Expenses are annualized projections based upon current administrative fees and management fees. Other Expenses are estimated amounts for the current fiscal year. The figures assume that the percentage amounts listed under Annual Fund Operating Expenses remain the same during each of the periods and that all income dividends and capital gains distributions are reinvested in additional shares.

     From time to time, the Adviser may voluntarily undertake to reimburse a Fund for a portion of its operating expenses and its pro rata share of the fees and expenses payable by its master Portfolio. The Adviser has undertaken to reimburse each Fund for its operating expenses and its pro rata share of the operating expenses of its corresponding Portfolio to the extent such expenses exceed a specified percentage of the Fund's annual average net assets. These commitments expire on Jan. 31, 1999, subject to earlier review and possible termination by the Adviser on 30 days' notice to the Fund. Any such reimbursement will lower a Fund's overall expense ratio and increase its overall return to investors. (Also see Management--Fees and Expenses.) The following table shows each Fund's expense limit and what its share of the Management Fee of its master Portfolio, the Administrative Fee and Total Operating Expenses would be without the reimbursement:
                                Management
                                and
                                Adminis-           Total
                                trative  Other     Operating
                        Expense Fees    Expenses  Expenses
                        Limit     (without reimbursement)
                        ------- ----------------------------
Advisor Balanced Fund     1.35%    0.70%    86.88%    87.83%
Advisor Growth & Income
  Fund                  1.40     0.75     87.76     88.76
Advisor Special Fund    1.45     0.87     85.27     86.39
Advisor Special Venture
 Fund                   1.50     0.90     87.81     88.96
Advisor International
 Fund                   1.75     1.00     86.90     88.15

     Each Fund pays the Adviser an administrative fee based on the Fund's average daily net assets and each Portfolio pays the Adviser a management fee based on its average daily net assets. The trustees of Advisor Trust have considered whether the annual operating expenses of each Fund, including its share of the expenses of its master Portfolio, would be more or less than if the Fund invested directly in the securities held by the Portfolio. The trustees concluded that the Funds' expenses would not be materially greater in such case.

     The figures in the Example are not necessarily indicative of past or future expenses, and actual expenses may be greater or less than those shown. Although information such as that shown in the Example and Fee Table is useful in reviewing a Fund's expenses and in providing a basis for comparison with other mutual funds, it should not be used for comparison with other investments using different assumptions or time periods.

     Because the Funds pay a 12b-1 fee, long-term investors in a Fund may pay more over long periods of time in distribution expenses than the maximum front-end sales charge permitted by the National
Association of Securities Dealers, Inc. ("NASD"). For further information on the 12b-1 fee, see Management--Distributor or call your financial representative.

FINANCIAL HIGHLIGHTS

The following tables reflect the results of operations of the Funds on a per-share basis for the periods shown and have been audited by Arthur Andersen LLP, independent public accountants. These tables should be read in conjunction with the respective Fund's financial statements and notes thereto. The Funds' annual reports, which may be obtained from Advisor Trust without charge upon request, contains additional performance information.

Advisor Balanced Fund
                                        Period
                                        Ended
                                        Sept. 30,
                                        1997(a)
                                        ---------
Net Asset Value, Beginning of Period    $10.00
                                        ------
Income from Investment Operations
Net investment income                     0.04
Net realized and unrealized gains on
  investments                             1.13
                                        ------
    Total from investment operations      1.17
                                        ------
Net Asset Value, End of Period          $11.17
                                        ======
Ratio of net expenses to average net
  assets (b)                             1.35%*
Ratio of net investment income to
 average net assets (c)                  0.70%*
Total return                            11.70%
Net assets, end of period (000 omitted)   $112


Advisor Growth & Income Fund
                                        Period
                                        Ended
                                        Sept. 30,
                                        1997(a)
                                        ---------
Net Asset Value, Beginning of Period    $10.00
Income from Investment Operations
Net investment income                     0.03
Net realized and unrealized gains on
 investments                              1.33
    Total from investment operations      1.36
Net Asset Value, End of Period          $11.36
                                        ======
Ratio of net expenses to average net
  assets (b)                             1.40%*
Ratio of net investment income to
 average net assets (c)                  0.54%*
Total return                            13.60%
Net assets, end of period (000 omitted)   $114

Advisor Special Fund
                                        Period
                                        Ended
                                        Sept. 30,
                                        1997(a)
                                        ---------
Net Asset Value, Beginning of Period     $10.00
                                         ------
Income from Investment Operations
Net investment loss                       (0.03)
Net realized and unrealized gains on
 investments                               2.49
                                         ------
    Total from investment operations       2.46
                                         ------
Net Asset Value, End of Period           $12.46
                                         ======
Ratio of net expenses to average net
 assets (b)                               1.44%*
Ratio of net investment income to
 average net assets (c)                  (0.46%)*
Total return                             24.60%
Net assets, end of period (000 omitted)    $125

Advisor Special Venture Fund
                                        Period
                                        Ended
                                        Sept. 30,
                                        1997(a)
                                        ---------
Net Asset Value, Beginning of Period    $10.00
                                        ------
Income from Investment Operations
Net investment loss                      (0.03)
Net realized and unrealized gains on
 investments                              1.87
                                        ------
    Total from investment operations      1.84
                                        ------
Net Asset Value, End of Period          $11.84
                                        ======
Ratio of net expenses to average net
 assets (b)                              1.50%*
Ratio of net investment income to
 average net assets (c)                 (0.42%)*
Total return                            18.40%
Net assets, end of period (000 omitted)   $118

Advisor International Fund
                                        Period
                                        Ended
                                        Sept. 30,
                                        1997(a)
                                        ---------
Net Asset Value, Beginning of Period     $10.00
                                         ------
Income from Investment Operations
Net investment income                      0.06
Net realized and unrealized gains on
 investments                               0.64
                                         ------
    Total from investment operations       0.70
                                         ------
Net Asset Value, End of Period           $10.70
                                         ======
Ratio of net expenses to average net
 assets (b)                               1.75%*
Ratio of net investment income to
 average net assets (c)                   0.87%*
Total return                              7.00%
Net assets, end of period (000 omitted)    $107
----------
*Annualized.
(a) From commencement of operations on Feb. 14, 1997, reflects information relating to the initial shares of a Fund that were redesignated Class K shares as of Oct. 15, 1997. As presented in other parts of this prospectus, the historical performance of Class K shares prior to Feb. 14, 1997, is based on the performance of each Fund's respective Portfolio, restated to reflect 12b-1 fees and other expenses applicable to Class K, without giving effect to any expense reimbursements described herein and assuming reinvestment of dividends and capital gains.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the Adviser, this ratio would have been 87.83% for Advisor Balanced Fund, 88.76% for Advisor Growth & Income Fund, 86.39% for Advisor Special Fund, 88.96% for Advisor Special Venture Fund, and 88.15% for Advisor International Fund for the period ended Sept. 30, 1997.
(c) Computed giving effect to the Adviser's expense limitation.

THE FUNDS

The five mutual funds described in this prospectus (referred to collectively as the "Funds") are series of Advisor Trust, which is an open-end management investment company authorized to issue shares of beneficial interest in separate series.

     Rather than invest in securities directly, each Fund seeks to achieve its investment objective by using the "master fund/feeder fund structure." Under that structure, a feeder fund and one or more other feeder funds pool their assets in a master portfolio that has the same investment objective and substantially the same investment policies as the feeder funds. (See Master Fund/Feeder Fund: Structure and Risk Factors.) Each Fund invests all of its net investable assets in a corresponding portfolio (referred to collectively as the "Portfolios") which is a series of SR&F Base Trust ("Base Trust").

     Stein Roe & Farnham Incorporated (the "Adviser") provides portfolio management services to each Portfolio and administrative services to each Fund and each Portfolio.

INVESTMENT POLICIES

     The Funds invest as described below. Further information on investment techniques that may be employed and the risks associated with such techniques may be found under Risks and Investment
Considerations and Portfolio Investments and Strategies in this prospectus and in the Statement of Additional Information.

Stein Roe Advisor Balanced Fund ("Advisor Balanced Fund") seeks to provide long-term growth of capital and current income, consistent with reasonable investment risk. Advisor Balanced Fund invests all of its net investable assets in SR&F Balanced Portfolio ("Balanced Portfolio"), which has the same investment objective and investment policies substantially similar to Advisor Balanced Fund. The assets of Balanced Portfolio are allocated among equities, debt securities and cash. The portfolio manager determines those allocations based on views of the Adviser's investment strategists regarding economic, market and other factors relative to investment opportunities.

     The equity portion of the portfolio is invested primarily in well-established companies having market capitalizations in excess of $1 billion. Debt securities will make up at least 25% of Balanced Portfolio's total assets. Investments in debt securities are limited to those that are within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable quality.

Stein Roe Advisor Growth & Income Fund ("Advisor Growth & Income Fund") seeks to provide both growth of capital and current income. Advisor Growth & Income Fund invests all of its net investable assets in SR&F Growth & Income Portfolio ("Growth & Income Portfolio"), which has the same investment objective and investment policies substantially similar to Advisor Growth & Income Fund. Advisor Growth & Income Fund is designed for investors seeking a diversified portfolio of securities that offers the opportunity for long-term growth of capital while also providing a steady stream of income. In seeking to meet this objective, Growth & Income Portfolio invests primarily in well-established companies whose common stocks are believed to have both the potential to appreciate in value and to pay dividends to shareholders.

     Although it may invest in a broad range of securities (including common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and warrants or rights to purchase common stocks), normally Growth & Income Portfolio emphasizes investments in equity securities of companies having market capitalizations in excess of $1 billion. Securities of these well-established companies are believed to be generally less volatile than those of companies with smaller capitalizations because companies with larger capitalizations tend to have experienced management; broad, highly diversified product lines; deep resources; and easy access to credit.

Stein Roe Advisor Special Fund ("Advisor Special Fund") seeks to provide capital appreciation by investing in securities that are considered to have limited downside risk relative to their potential for above-average growth, including securities of undervalued, underfollowed, or out-of-favor companies. Advisor Special Fund invests all of its net investable assets in SR&F Special Portfolio ("Special Portfolio"), which has the same investment objective and investment policies substantially similar to Advisor Special Fund. Special Portfolio may invest in securities of seasoned, established companies that appear to have appreciation potential, as well as securities of relatively small, new companies. In addition, it may invest in securities with limited marketability; new issues of securities; securities of companies that, in the Adviser's opinion, will benefit from management change, new technology, new product or service development, or change in demand; and other securities that the Adviser believes have capital appreciation possibilities. Securities of smaller, newer companies may be subject to greater price volatility than securities of larger, well-established companies. In addition, many smaller companies are less well known to the investing public and may not be as widely followed by the investment community. Although Special Portfolio invests primarily in common stocks, it may also invest in other equity-type securities, including preferred stocks and securities convertible into equity securities.

Stein Roe Advisor Special Venture Fund ("Advisor Special Venture Fund") seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of entrepreneurially managed companies. It emphasizes investments in financially strong small and medium-sized companies, based principally on management appraisal and stock valuation. Advisor Special Venture Fund invests all of its net investable assets in SR&F Special Venture Portfolio ("Special Venture Portfolio"), which has the same investment objective and investment policies substantially similar to Advisor Special Venture Fund. The Adviser considers "small" and "medium-sized" companies to be those with market capitalizations of less than $1 billion and $1 to $3 billion, respectively.

     In both its initial and ongoing appraisals of a company's management, the Adviser seeks to know both the principal owners and senior management and to assess their business judgment and strategies through personal visits. The Adviser favors companies whose management has an owner/operator, risk-averse orientation and a demonstrated ability to create wealth for investors. Attractive company characteristics include unit growth, favorable cost structures or competitive positions, and financial strength that enables management to execute business strategies under difficult conditions. A company is attractively valued when its stock can be purchased at a meaningful discount to the value of the underlying business.

Stein Roe Advisor International Fund ("Advisor International Fund") seeks to provide long-term growth of capital by investing in a diversified portfolio of foreign securities. Advisor International Fund invests all of its net investable assets in SR&F International Portfolio ("International Portfolio"), which has the same investment objective and investment policies substantially similar to Advisor International Fund. Current income is not a primary factor in the selection of portfolio securities. International Portfolio invests primarily in common stocks and other equity-type securities (such as preferred stocks, securities convertible or exchangeable for common stocks, and warrants or rights to purchase common stocks). International Portfolio may invest in securities of smaller emerging companies as well as securities of well-seasoned companies of any size. Smaller companies, however, involve higher risks in that they typically have limited product lines, markets, and financial or management resources. In addition, the securities of smaller companies may trade less frequently and have greater price fluctuation than larger companies, particularly those operating in countries with developing markets.

     International Portfolio diversifies its investments among several countries and does not concentrate investments in any particular industry. In pursuing its objective, International Portfolio varies the geographic allocation and types of securities in which it invests based on the Adviser's continuing evaluation of economic, market, and political trends throughout the world. While International Portfolio has not established limits on geographic asset distribution, it ordinarily invests in the securities markets of at least three countries outside the United States, including but not limited to Western European countries (such as Belgium, France, Germany, Ireland, Italy, The Netherlands, the countries of Scandinavia, Spain, Switzerland, and the United Kingdom); countries in the Pacific Basin (such as Australia, Hong Kong, Japan, Malaysia, the Philippines, Singapore, and Thailand); and countries in the Americas (such as Argentina, Brazil, Colombia, and Mexico). As of Sept. 30, 1997, International Portfolio had more than 5% of its total assets in each of the following countries:

Countries        Market Value   Percentage of
                  (in 000s)     Total Assets
Japan              $27,678        16.44%
United Kingdom      16,881        10.02
Germany             12,204         7.25
France              11,503         6.83
Finland             11,144         6.62

Under normal market conditions, International Portfolio will invest at least 65% of its total assets (taken at market value) in foreign securities. If, however, investments in foreign securities appear to be relatively unattractive in the judgment of the Adviser because of current or anticipated adverse political or economic conditions, International Portfolio may hold cash or invest any portion of its assets in securities of the U.S. Government and equity and debt securities of U.S. companies, as a temporary defensive strategy. To meet liquidity needs, International Portfolio may also hold cash in domestic and foreign currencies and invest in domestic and foreign money market securities (including repurchase agreements and foreign money market positions).

     In the past, the U.S. Government has from time to time imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as International Portfolio. If such restrictions should be reinstated, it might become necessary for International Portfolio to invest all or substantially all of its assets in U.S. securities. In such an event, International Portfolio would review its investment objective and policies to determine whether changes are appropriate.

     International Portfolio may purchase foreign securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), or other securities representing underlying shares of foreign issuers. International Portfolio may invest in sponsored or unsponsored ADRs. (For a description of ADRs and EDRs, see the Statement of Additional Information.)

PERFORMANCE INFORMATION

The total return from an investment in a Fund is measured by the distributions received (assuming reinvestment), plus or minus the change in the net asset value per share for a given period. A total return percentage may be calculated by dividing the value of a share at the end of the period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an average annual total return may be calculated by finding the average annual compounded rate that would equate a hypothetical $1,000 investment to the ending redeemable value.

     Comparison of a Fund's total return with alternative investments should consider differences between the Fund and the alternative investments, the periods and methods used in calculation of the return being compared, and the impact of taxes on alternative investments. Of course, past performance is no guarantee of future results. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.

     Each Fund invests all of its net investable assets in a corresponding master Portfolio, which has the same investment objective and substantially the same investment policies as the Fund. Each Fund commenced operations on Feb. 14, 1997. The historical performance for the period prior to Feb. 14, 1997, is based on the performance of the Portfolio, restated to reflect the sales charges, 12b-1 fees and other applicable expenses as set forth in the Fee Table, without giving effect to any fee reimbursements described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated should not be interpreted as indicative of a Fund's future performance. The average annual total returns for the periods ended Sept. 30, 1997 were:
                                                           Since
Fund                 1 Year  3 Years  5 Years  10 Years  Inception
---------------------  ------  ---------  -------  ---------  ----------
Advisor Balanced Fund   23.24%  17.26%   13.02%   10.76%     9.63%
Advisor Growth &
 Income Fund          30.55    24.50   18.71     13.38    13.20
Advisor Special Fund  33.30    21.46   18.30     14.38    13.92
Advisor Special
 Venture Fund         21.46       --      --        --    26.93
Advisor Interna-
 tional Fund           9.26     5.16      --        --     6.00

RISKS AND INVESTMENT CONSIDERATIONS

Advisor Balanced Fund is designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking long-term capital appreciation through investments in securities. Advisor Growth & Income Fund is designed for long-term investors who desire to participate in the stock market with moderate investment risk while seeking to limit market volatility. Advisor Special Fund is designed for long-term investors who desire to participate in the stock market with more investment risk and volatility than the stock market in general, but with less investment risk and volatility than aggressive capital appreciation funds.
Advisor Special Venture Fund is designed for long-term investors who want greater return potential than is available from the stock market in general, and who are willing to tolerate the greater investment risk and market volatility associated with investments in small and medium-sized companies. Advisor International Fund is intended for long-term investors who can accept the risks entailed in investing in foreign securities.

     Each Portfolio usually allocates its investments among a number of different industries rather than concentrating in a particular industry or group of industries, but this does not eliminate all risk. No Portfolio will, however, invest more than 25% of the total value of its assets (at the time of investment) in the securities of companies in any one industry. There can be no guarantee that a Fund or Portfolio will achieve its objective.

     Each Portfolio may invest in debt securities. Debt securities rated in the fourth highest grade may have some speculative characteristics, and changes in economic conditions or other circumstances may lead to a weakened capacity of the issuers of such securities to make principal and interest payments. Securities rated below investment grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest or repay principal.

Foreign Investing. International Portfolio invests primarily in foreign securities and each other Portfolio may invest up to 25% of its total assets in foreign securities. For purposes of this limit, foreign securities exclude American Depositary Receipts (ADRs), foreign debt securities denominated in U.S. dollars, and securities guaranteed by a U.S. person.

     Non-U.S. investments may be attractive because they increase diversification, as compared to a portfolio comprised solely of U.S. investments. In addition, many foreign economies have, from time to time, grown faster than the U.S. economy, and the returns on investments in these countries have exceeded those of similar U.S. investments--there can be no assurance, however, that these conditions will continue. International diversification also allows a Portfolio and an investor to take advantage of changes in foreign economies and market conditions.

     Investors should understand and consider carefully the greater risks involved in foreign investing. Investing in foreign securities-- positions which are generally denominated in foreign currencies--and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in the securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. These risks are greater for emerging market countries.

     Although International Portfolio will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, and other adverse political, social or diplomatic developments that could adversely affect investment in these nations.

     The price of securities of small, rapidly growing companies is expected to fluctuate more widely than the general market due to the difficulty in assessing financial prospects of companies developing new products or operating in countries with developing markets.

     The strategy for selecting investments will be based on various criteria. A company proposed for investment should have a good market position in a fast-growing segment of the economy, strong management, preferably a leading position in its business, prospects of superior financial returns, ability to self-finance, and securities available for purchase at a reasonable market valuation. Because of the foreign domicile of such companies, however, information on some of the above factors may be difficult, if not impossible, to obtain.

     To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. If the dollar falls relative to the Japanese yen, for example, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See the discussion of portfolio and transaction hedging under Portfolio Investments and Strategies.)

     Further information on investment techniques that may be employed by a Portfolio may be found under Portfolio Investments and Strategies.

INVESTMENT RESTRICTIONS

Each Fund and Portfolio is diversified as that term is defined in the Investment Company of 1940.

     No Fund or Portfolio may invest more than 5% of its assets in the securities of any one issuer. This restriction applies only to 75% of its investment portfolio, and does not apply to securities of the U.S. Government or repurchase agreements /1/ for such securities. This restriction also does not prevent a Fund from investing all of its assets in shares of another investment company having the identical investment objective under a master/feeder structure.
-------
/1/ A repurchase agreement involves a sale of securities to a Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, a Portfolio could experience both losses and delays in liquidating its collateral.
-------

     No Fund or Portfolio will acquire more than 10% of the outstanding voting securities of any one issuer. A Fund may, however, invest all of its assets in shares of another investment company having the identical investment objective under a master/feeder structure.

     While no Fund or Portfolio may make loans, each may (1) purchase money market instruments and enter into repurchase agreements; (2) acquire publicly distributed or privately placed debt securities; (3) lend portfolio securities under certain conditions; and (4) participate in an interfund lending program with other Stein Roe Funds and Portfolios. A Fund or Portfolio may not borrow money, except for nonleveraging, temporary, or emergency purposes or in connection with participation in the interfund lending program. Neither the aggregate borrowings (including reverse repurchase agreements) nor the aggregate loans at any one time may exceed 33 1/3% of the value of total assets. Additional securities may not be purchased when borrowings less proceeds receivable from sales of portfolio securities exceed 5% of total assets.

     Each Portfolio may invest in repurchase agreements, provided that it will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

     The policies summarized in the second, third, and fourth paragraphs under this section (except for the second and third paragraphs as they relate to Advisor Special Fund and Special Portfolio) and the policy with respect to concentration of investments in any one industry described under Risks and Investment Considerations are fundamental policies of each Fund and each Portfolio and, as such, can be changed only with the approval of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940. The common investment objective of each Fund and its master Portfolio is nonfundamental and, as such, may be changed by the Board of Trustees without shareholder approval. All of the investment restrictions are set forth in the Statement of Additional Information.

     Nothing in the investment restrictions outlined here shall be deemed to prohibit International Portfolio from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to International Portfolio by the issuer. No such purchase may be made if, as a result, International Portfolio will no longer be a diversified investment company as defined in the Investment Company Act of 1940 or if International Portfolio will fail to meet the diversification requirements of the Internal Revenue Code.

PORTFOLIO INVESTMENTS AND STRATEGIES

Debt Securities. In pursuing its investment objective, each Portfolio may invest in debt securities of corporate and governmental issuers. Investments in debt securities by Growth & Income Portfolio and Balanced Portfolio are limited to those that are rated within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization. Investments in unrated debt securities are limited to those deemed to be of comparable quality by the Adviser. Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by a Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security--the Adviser will, however, consider that fact in determining whether that Fund should continue to hold the security. Special Venture Portfolio, Special Portfolio and International Portfolio may invest up to 35% of their net assets in debt securities, but do not expect to invest more than 5% of their net assets in debt securities that are rated below investment grade.

Foreign Securities. Each Portfolio may invest in sponsored or unsponsored ADRs. In addition to, or in lieu of, such direct investment, Each Portfolio may construct a synthetic foreign debt position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars; and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign debt position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments.

     As of Sept. 30, 1997, holdings of foreign companies, as a percentage of net assets, were as follows: Balanced Portfolio, 11.4% (3.9% in foreign securities and 7.5% in ADRs); Growth & Income Portfolio, 3.1% (0.5% in foreign securities and 2.6% in ADRs); Special Portfolio, 7.8% (5.3% in foreign securities and 2.5% in ADSs); and Special Venture Portfolio, 3.2% (1.7% in foreign securities and 1.5% in
ADRs).

Settlement Transactions.   When International Portfolio enters into a
contract for the purchase or sale of a foreign portfolio security, it usually is required to settle the purchase transaction in the relevant foreign currency or receive the proceeds of the sale in that currency. In either event, International Portfolio is obliged to acquire or dispose of an appropriate amount of foreign currency by selling or buying an equivalent amount of U.S. dollars. At or near the time of the purchase or sale of the foreign portfolio security, International Portfolio may wish to lock in the U.S. dollar value of a transaction at the exchange rate or rates then prevailing between the U.S. dollar and the currency in which the security is denominated. Known as "transaction hedging," this may be accomplished by purchasing or selling such foreign securities on a "spot," or cash, basis. Transaction hedging also may be accomplished on a forward basis, whereby International Portfolio purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt or delivery at either a specified date or at any time within a specified time period. In so doing, International Portfolio will attempt to insulate itself against possible losses and gains resulting from a change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. Similar transactions may be entered into by using other currencies if International Portfolio seeks to move investments denominated in one currency to investments denominated in another.

Currency Hedging. Most of International Portfolio's portfolio will be invested in foreign securities. As a result, in addition to the risk of change in the market value of portfolio securities, the value of the portfolio in U.S. dollars is subject to fluctuations in the exchange rate between the foreign currencies and the U.S. dollar.

     When, in the opinion of the Adviser, it is desirable to limit or reduce exposure in a foreign currency to moderate potential changes in the U.S. dollar value of the portfolio, a Portfolio may enter into a forward currency exchange contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency)-- through the contract, the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. This technique is known as "currency hedging." By locking in a rate of exchange, currency hedging is intended to moderate or reduce the risk of change in the U.S. dollar value of a portfolio only during the period of the forward contract. Forward contracts usually are entered into with banks and broker-dealers; are not exchange traded; and although they are usually less than one year, may be renewed. A default on the contract would deprive a Portfolio of unrealized profits or force it to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Neither type of foreign currency transaction will eliminate fluctuations in the prices of portfolio securities or prevent loss if the price of such securities should decline. In addition, such forward currency exchange contracts will diminish the benefit of the appreciation in the U.S. dollar value of that foreign currency. (For further information on forward foreign currency exchange transactions, see the Statement of Additional Information.)

      A Portfolio may utilize spot and forward foreign exchange transactions to reduce the risk caused by exchange rate fluctuations between one currency and another when securities are purchased or sold on a when-issued basis. It may also invest in synthetic money market instruments.

Convertible Securities. By investing in convertible securities, a Portfolio obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible security, the Adviser will consider substantially the same criteria that would be considered in purchasing the underlying stock. Although convertible securities are frequently rated investment grade. Each Portfolio also may purchase unrated securities or securities rated below investment grade if the securities meet the Adviser's other investment criteria. Convertible securities rated below investment grade tend to be more sensitive to interest rate and economic changes, may be obligations of issuers who are less creditworthy than issuers of higher-quality convertible securities, and may be more thinly traded due to the fact that such securities are less well known to investors than either common stock or conventional debt securities. As a result, the Adviser's own investment research and analysis tend to be more important than other factors in the purchase of convertible securities.

Lending Portfolio Securities; When-Issued and Delayed-Delivery Securities. Each Portfolio may make loans of its portfolio securities to broker-dealers and banks subject to certain restrictions described in the Statement of Additional Information. Each Portfolio may participate in an interfund lending program, subject to certain restrictions described in the Statement of Additional Information.
Each Portfolio may invest in securities purchased on a when-issued or delayed-delivery basis. Although the payment terms of these securities are established at the time a Portfolio enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Portfolio will make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons.

Short Sales Against the Box.   Each Portfolio may sell short securities
it owns or has the right to acquire without further consideration, using a technique called selling short "against the box." Short sales against the box may protect against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partly offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, the Adviser does not want to sell the security. No Portfolio expects to commit more than 5% of its net assets to short sales against the box. For a more complete explanation, please refer to the Statement of Additional Information.

Derivatives. Consistent with its objective, each Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; floating rate instruments; and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency. No Portfolio expects to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options.

     In seeking to achieve its desired investment objective, provide additional revenue, or hedge against changes in security prices, interest rates or currency fluctuations, a Portfolio may: (1) purchase and write both call options and put options on securities, indexes and foreign currencies; (2) enter into interest rate, index and foreign currency futures contracts; (3) write options on such futures contracts; and (4) purchase other types of forward or investment contracts linked to individual securities, indexes or other benchmarks. A Portfolio may write a call or put option only if the option is covered. As the writer of a covered call option, a Portfolio foregoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a position. In addition, because futures positions may require low margin deposits, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.

     Derivatives are most often used to manage investment risk or to create an investment position indirectly because they are more efficient or less costly than direct investment. They also may be used in an effort to enhance portfolio returns.

     The successful use of Derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives. For additional information on Derivatives, please refer to the Statement of Additional Information.

Portfolio Turnover. Although the Portfolios do not purchase securities with a view to rapid turnover, there are no limitations on the length of time portfolio securities must be held. Accordingly, the portfolio turnover rate may vary significantly from year to year, but is not expected to exceed 100% under normal market conditions. Flexibility of investment and emphasis on capital appreciation may involve greater portfolio turnover than that of mutual funds that have the objectives of income or maintenance of a balanced investment position. A high rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains and losses. (See Distributions and Income Taxes.)

NET ASSET VALUE

The purchase or redemption price of a Fund's shares is its net asset value per share. Each Fund determines the net asset value of its shares as of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., central time) by dividing the difference between the value of its assets and liabilities by the number of shares outstanding. Each Portfolio allocates net asset value, income, and expenses to its feeder funds in proportion to their respective interests in the Portfolio. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, the net asset value should be determined on any such day, in which case the determination will be made at 3:00 p.m., central time.

     Each security traded on a national stock exchange is valued at its last sale price on that exchange on the day of valuation or, if there are no sales that day, at the latest bid quotation. Each over-the-counter security for which the last sale price on the day of valuation is available from Nasdaq is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation.

     Long-term straight-debt obligations and securities convertible into stocks are valued at a fair value using a procedure determined in good faith by the Board of Trustees. Pricing services approved by the Board provide valuations (some of which may be "readily available market quotations"). These valuations are reviewed by the Adviser. If the Adviser believes that a valuation received from the service does not represent a fair value, it values the obligation using a method that the Board believes represents fair value. The Board may approve the use of other pricing services and any pricing service used may employ electronic data processing techniques, including a so-called "matrix" system, to determine valuations. Other assets and securities are valued by a method that the Board believes represents fair value.

     In computing the net asset value of International Portfolio, the values of portfolio securities are generally based upon market quotations. Depending upon local convention or regulation, these market quotations may be the last sale price, last bid or asked price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which International Portfolio's net asset value is not calculated.
Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of International Portfolio's portfolio may be significantly affected on days when shares of International Portfolio may not be purchased or redeemed.

HOW TO PURCHASE SHARES

You may purchase shares of a Fund only through intermediaries, including certain broker-dealers, bank trust departments, asset allocation programs sponsored by the Adviser, wrap fee programs, and retirement plan service providers ("Intermediaries"). The Adviser and the Funds do not recommend, endorse, or receive payments from any Intermediary.

Shares of the Funds are offered continuously. Orders received in good order prior to the time at which a Fund values its shares (or placed with an Intermediary before such time and transmitted by the Intermediary before the Fund processes that day's share transactions or such other time as agreed to by the parties) will be processed based on that day's closing net asset value.

Conditions of Purchase. Each purchase order must be accepted by an authorized officer of the Distributor or its authorized agent and is not binding until accepted and entered on the books of the Funds. Once your purchase order has been accepted, you may not cancel or revoke it; you may, however, redeem the shares. Advisor Trust reserves the right not to accept any purchase order that it determines not to be in the best interests of Advisor Trust or of a Fund's shareholders.

     To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, will be mailed to your household (same address). Please call 800-322-0593 if you wish to receive additional copies free of charge.

Purchases Through Intermediaries. You must purchase shares through Intermediaries. These Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by Advisor Trust. In addition, each Intermediary will establish its own procedures for the purchase of Fund shares, including minimum initial and additional investments, and the acceptable methods of payment for shares. Your Intermediary may be closed on days when the NYSE is open. As a result, prices of Fund shares may be significantly affected on days when you have no access to your Intermediary to buy shares. If you wish to purchase shares, please contact your Intermediary for instructions.

HOW TO REDEEM SHARES

You may redeem shares only through Intermediaries. Each Intermediary will establish its own procedures for the sale of shares. Your Intermediary may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to your Intermediary to sell shares. If you wish to redeem shares through an Intermediary, please contact the Intermediary for instructions.

Exchange Privilege. Through an account with an Intermediary, you may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other Fund that is a series of Advisor Trust offered for sale in the state in which the Intermediary is located. Each Intermediary will establish its own exchange policies and procedures. In particular, individual participants of qualified retirement plans may exchange shares through the plan sponsor or administrator. Those participants may exchange shares only for shares of the same class of other Advisor Trust Funds that are included in the plan. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. Before exchanging into another Advisor Trust Fund, you should obtain the prospectus for the Advisor Trust Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made. The Funds reserve the right to suspend, limit, modify, or terminate the Exchange Privilege or its use in any manner by any person or class; Intermediaries would be notified of such a change.

General Redemption Policies. Advisor Trust will terminate the exchange privilege as to a particular shareholder if the Adviser determines, in its sole discretion, that the shareholder's exchange activity is likely to adversely impact the Adviser's ability to mange the investment portfolio in accordance with the investment objectives or otherwise harm a Fund or its remaining shareholders. Advisor Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.

     The price at which your redemption order will be executed is the net asset value next determined after proper redemption instructions are received by the Intermediary. (See Net Asset Value.) Because the redemption price you receive depends upon Advisor the net asset value per share at the time of redemption, it may be more or less than the price you originally paid for the shares and may result in a realized capital gain or loss.

     Advisor Trust will pay redemption proceeds as soon as practicable, and in no event later than seven days after proper instructions are received. However, for shares recently purchased by check, a Fund will delay sending proceeds 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonest purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by certified check or other immediately available funds. (See Distributions and Income Taxes.)

DISTRIBUTIONS AND INCOME TAXES

Distributions. Income dividends are declared and paid each calendar quarter by Advisor Balanced Fund and Advisor Growth & Income Fund and annually by Advisor Special Fund, Advisor Special Venture Fund, and Advisor International Fund. Each Fund intends to distribute by the end of each calendar year at least 98% of any net capital gains realized from the sale of securities during the 12-month period ended Oct. 31 in that year. Each Fund intends to distribute any undistributed net investment income and net realized capital gains in the following year.

     All income dividends and capital gains distributions on Fund shares will be reinvested in additional shares unless your Intermediary elects to have distributions paid by check. Reinvestment normally occurs on the payable date. Regardless of your election, distributions of $10 or less will not be paid by check to the shareholder, but will be reinvested in additional shares of the same class of the Fund at net asset value. If you have elected to receive dividends and/or capital gains distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to your address of record, your distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. Advisor Trust reserves the right to reinvest the proceeds and future distributions in additional shares of a Fund if checks mailed to you for distributions are returned as undeliverable or are not presented for payment within six months. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Fund for instructions.

Income Taxes. For federal income tax purposes, each Fund is treated as a separate taxable entity distinct from the other series of Advisor Trust. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, so that it will be relieved of federal income tax on that part of its net investment income and net capital gains that is distributed to shareholders.

     Each Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by a Fund to plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans.

     The Taxpayer Relief Act of 1997 (the "Act") reduced from 28% to 20% the maximum tax rate on long-term capital gains. This reduced rate generally applies to securities held for more than 18 months and sold after July 28, 1997, and securities held for more than one year and sold between May 6, 1997 and July 29, 1997.

Foreign Income Taxes. Investment income received by International Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle International Portfolio to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of International Portfolio's assets to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. International Portfolio intends to operate so as to qualify for treaty-reduced tax rates where applicable.

     To the extent that International Portfolio is liable for foreign income taxes withheld at the source, the Portfolio also intends to operate so as to meet the requirements of the U.S. Internal Revenue Code to "pass through" to International Advisor Fund's shareholders foreign income taxes paid, but there can be no assurance that it will be able to do so.

     This discussion of U.S. and foreign taxation is not intended to be a full discussion of income tax laws and their effect on shareholders. You may wish to consult your own tax advisor. The foregoing information applies to U.S. shareholders. Foreign shareholders should consult their tax advisors as to the tax consequences of ownership of Fund shares.

MANAGEMENT

Trustees and Investment Adviser. The Board of Trustees of Advisor Trust and the Board of Trustees of Base Trust have overall management responsibility for each Fund and each Portfolio, respectively. See Management in the Statement of Additional Information for the names of and other information about the trustees and officers. Since Advisor Trust and Base Trust have the same trustees, the trustees have adopted conflict of interest procedures to monitor and address potential conflicts between the interests of the Funds and the Portfolios and other feeder funds investing in a Portfolio that share a common Board of Trustees with Advisor Trust and Base Trust.

     The Adviser, Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, Illinois 60606, is responsible for managing the investment portfolio of each Portfolio and the business affairs of the Funds, the Portfolios, Advisor Trust and Base Trust, subject to the direction of the respective Board. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser and its predecessor have advised and managed mutual funds since 1949. The Adviser is a wholly owned indirect subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company.

     In approving the use of a single combined prospectus, the Board considered the possibility that one Fund or Portfolio might be liable for misstatements in the prospectus regarding information concerning another Fund or Portfolio.

Portfolio Managers. Daniel K. Cantor has been portfolio manager of Growth & Income Portfolio since its inception in 1997 and had managed its predecessor since 1995. He is a senior vice president of the Adviser, which he joined in 1985. A chartered financial analyst, he received a B.A. degree from the University of Rochester (1981) and an M.B.A. from the Wharton School of the University of Pennsylvania
(1985). As of Sept. 30, 1997, Mr. Cantor was responsible for managing $338 million in mutual fund net assets. Jeffrey C. Kinzel is associate portfolio manager. Mr. Kinzel received a B.A. from Northwestern University (1979), a J.D. from the University of Michigan Law School
(1983), and an M.B.A. from the Wharton School of the University of Pennsylvania (1991). Mr. Kinzel is a vice president and intermediate research analyst with the Adviser. Before joining the Adviser in 1991 as an equity research analyst, Mr. Kinzel was employed by the law firm of Butler and Binion; the law firm of Miller, Canfield, Paddock and Stone; and 1838 Investment Advisers.

     Harvey B. Hirschhorn has been portfolio manager of Balanced Portfolio since its inception in 1997 and had managed its predecessor since Apr., 1996. He is executive vice president and chief economist and investment strategist of the Adviser, which he joined in 1973. He received an A.B. degree from Rutgers College (1971) and an M.B.A. from the University of Chicago (1973), and is a chartered financial analyst. Mr. Hirschhorn was responsible for managing $615 million in mutual fund net assets at Sept. 30 1997. William Garrison and Sandra Knight are associate portfolio managers. Mr. Garrison joined the Adviser in 1989. He received his A.B. from Princeton University (1988) and an M.B.A. from the University of Chicago (1995). Ms. Knight is a vice president and quantitative analyst with the Adviser, which she joined in 1991. She earned a B.S. degree from Lawrence Technological University (1984) and an M.B.A. from Loyola University of Chicago (1991).

     Richard B. Peterson has been co-manager of Special Venture Portfolio since its inception in 1997 and managed its predecessor since its inception in 1994; John S. McLandsborough has been co-portfolio manager since July 1997. Mr. Peterson, who began his investment career at Stein Roe & Farnham in 1965 after graduating with a B.A. from Carleton College (1962) and the Woodrow Wilson School at Princeton University (1964) with a Masters in Public Administration, rejoined the Adviser in 1991 after 15 years of equity research and portfolio management experience with State Farm Investment Management Corp.
Prior to joining the Adviser in Apr. 1996, Mr. McLandsborough was an equity research analyst with CS First Boston from June 1994 until Jan. 1996 and with National City Bank of Cleveland prior thereto. Mr. McLandsborough, a chartered financial analyst, earned a bachelor's degree in finance in 1989 from Miami University and a master's degree in 1992 from Indiana University. As of Sept. 30, 1997, Messrs. Peterson and McLandsborough were responsible for co-managing $507 million in mutual fund net assets.

     M. Gerard Sandel has been manager of Special Portfolio and senior vice president and principal of the Adviser since July 1997. Prior to joining the Adviser in July 1997, Mr. Sandel was portfolio manager of the Marshall Mid-Cap Value Fund and its predecessor fund and vice president of M&I Investment Management Corporation since Oct. 1993. Prior thereto, he was vice president of Acorn Asset Management Corporation. A chartered financial analyst, Mr. Sandel earned a bachelor's degree in 1977 from the University of Southern Mississippi and a master's degree in 1984 from the American Graduate School. As of Sept. 30, 1997, he was responsible for managing $1.3 billion in mutual fund net assets.

     Bruno Bertocci and David P. Harris have been co-portfolio managers of International Portfolio since its inception in 1997 and had been managers to its predecessor since its inception in 1994. (Mr. Harris served as an associate portfolio manager until May 1995.) They joined the Adviser in 1995 as senior vice president and vice president, respectively, to create Stein Roe Global Capital Management, a dedicated global and international equity management unit. Messrs. Bertocci and Harris are also employed by Colonial Management Associates, Inc., a subsidiary of Liberty Financial and an affiliate of the Adviser, as vice presidents. Prior to joining the Adviser, Mr. Bertocci was a senior global equity portfolio manager with Rockefeller & Co. ("Rockefeller") from 1983 to 1995. While at Rockefeller, he served as portfolio manager for International Fund, when Rockefeller was the Fund's sub-adviser. Mr. Bertocci managed Rockefeller's London office from 1987 to 1989 and its Hong Kong office from 1989 to 1990. Prior to working at Rockefeller, he served for three years at T. Rowe Price Associates. Mr. Bertocci is a graduate of Oberlin College and holds an M.B.A. from Harvard University. Mr. Harris was a portfolio manager with Rockefeller from 1990 to 1995. After earning a bachelor's degree from the University of Michigan, he was an actuarial associate for GEICO before returning to school to earn an M.B.A. from Cornell University. As of Sept. 30, 1997, Messrs. Bertocci and Harris were responsible for managing $207 million in mutual fund net assets.

Fees and Expenses. In return for its services, the Adviser is entitled to receive a management fee from each Portfolio and an administrative fee from each Fund. The following table shows the annual rates (dollar amounts shown in millions) as a percentage of average net assets for the period ended Sept. 30, 1997:

Fund                         Management Fee    Administrative Fee
Advisor Growth & Income Fund  N/A             .15% up to $500,
                                              .125% next $500,
                                              .10% thereafter
Growth & Income Portfolio   .60% up to $500,
                            .55% next $500,
                            .50% thereafter    N/A
Advisor Balanced Fund        N/A              .15% up to $500,
                                              .125% next $500,
                                               .10% thereafter
Balanced Portfolio         .55% up to $500,
                           .50% next $500,
                           .45% thereafter      N/A
Advisor Special Fund        N/A                .15% up to $500,
                                               .125% next $500,
                                               .10% next $500,
                                               .075% thereafter
Special Portfolio          .75% up to $500,
                           .70% next $500,
                           .65% next $500,
                           .60% thereafter      N/A
Advisor Special Venture
  Fund                      N/A                 .15%
Special Venture Portfolio  .75%                 N/A
Advisor International Fund  N/A                 .15%
International Portfolio    .85%                 N/A

For the period ended Sept. 30, 1997, the total expenses, after the fee waivers described under Fee Table, for Advisor Balanced Fund, Advisor Growth & Income Fund, Advisor Special Fund, Advisor Special Venture Fund and Advisor International Fund amounted to 1.35%, 1.40%, 1.45%, 1.50% and 1.75%, respectively.

     Under a separate agreement with each Trust, the Adviser provides certain accounting and bookkeeping services to the Funds and the Portfolios including computation of net asset value and calculation of net income and capital gains and losses on disposition of assets.

     In addition, the Adviser is free to make additional payments out of its own assets to promote the sale of Fund shares.

Portfolio Transactions. The Adviser places the orders for the purchase and sale of portfolio securities and options and futures contracts. In doing so, the Adviser seeks to obtain the best combination of price and execution, which involves a number of judgmental factors.

Transfer Agent and Shareholder Services. Colonial Investors Service Center, Inc. ("Transfer Agent"), P. O. Box 1722, Boston, Massachusetts 02105, an indirect subsidiary of Liberty Financial, is the agent of Advisor Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records.

     Some Intermediaries that maintain nominee accounts with a Fund for their clients who are Fund shareholders may be paid by the Transfer Agent for shareholder servicing and accounting services they provide with respect to the underlying Fund shares.

Distributor. Fund shares are offered for sale through Liberty Financial Investments, Inc. ("Distributor") without any sales commissions. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The business address of the Distributor is One Financial Center, Boston, Massachusetts 02111; however, all Fund correspondence (including purchase and redemption orders) should be mailed to Colonial Investors Service Center, Inc., the Transfer Agent, at P.O. Box 1722, Boston, Massachusetts 02105.

     The trustees of Advisor Trust have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Plan"). The Plan provides that, as compensation for expenses related to the promotion and distribution of Fund shares including its expenses related to the sale and promotion of Fund shares and to servicing of the shares, the Distributor receives from each Fund a servicing and/or distribution fee at an annual rate not exceeding 0.25% of its average net assets. The Distributor generally pays this compensation to institutions that distribute a Fund shares and provide services to the Fund and its shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by a Fund during any year may be more or less than the cost of distribution or other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. Advisor Trust's Plan complies with those rules.

Custodian. State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, Massachusetts 02101, is the custodian for the Funds and the Portfolios. Foreign securities are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network or foreign depositories used by such members. (See Custodian in the Statement of Additional Information.)

ORGANIZATION AND DESCRIPTION OF SHARES

Advisor Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated July 31, 1996, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either Advisor Trust's shareholders or its trustees. Advisor Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, 10 series are authorized and outstanding.

     Under Massachusetts law, shareholders of a Massachusetts business trust such as Advisor Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against, Advisor Trust or any particular series shall look only to the assets of Advisor Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of Advisor Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and Advisor Trust was unable to meet its obligations.

     The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of Advisor Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

Each Fund (which are series of Advisor Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of each Fund approved this policy of permitting a Fund to act as a feeder fund by investing in a Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Funds and the Portfolios. The management fees and expenses of the Funds and the Portfolios are described under Fee Table and Management. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

     The Adviser has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

     Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that a Fund and other investors in a Portfolio will be liable for all obligations of that Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and a Portfolio was unable to meet its obligations. Accordingly, the trustees of Advisor Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

     The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of a Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of Advisor Trust may vote a Fund's interests in a Portfolio for such continuation without approval of the Fund's shareholders.

     The common investment objectives of the Funds and the Portfolios are nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to a Fund's shareholders.

     The fundamental policies of each Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If a Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. A Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in a Portfolio. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

     In the event that a Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of Advisor Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. Any of these actions would require the approval of a Fund's shareholders. A Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of a Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

     Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

     Base Trust may permit other investment companies and/or other institutional investors to invest in a Portfolio, but members of the general public may not invest directly in the Portfolio. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, a Portfolio's security holdings may become less diverse, resulting in increased risk.

     Each Portfolio commenced operations in Feb. 1997 when each of Stein Roe Growth & Income Fund, Stein Roe Balanced Fund, Stein Roe Special Fund, Stein Roe Special Venture Fund and Stein Roe International Fund, series of Stein Roe Investment Trust, converted into a feeder fund by investing all of its assets in a corresponding Portfolio. Information regarding any investment company that may invest in a Portfolio may be obtained by writing to SR&F Base Trust, Suite 3200, One South Wacker Drive, Chicago, Illinois 60606, or by calling 800-338-2550. The Adviser may provide administrative or other services to one or more of such investors.

FOR MORE INFORMATION

For more information about the Advisor Funds, call Retirement Services at 800-322-1130 or Advisor/Broker Services at 800-322-0593.
                       ______________________

The date of this prospectus is Feb. 2, 1998


Stein Roe Advisor Growth Stock Fund


The investment objective of Advisor Growth Stock Fund is to provide long-term capital appreciation by investing in common stocks and other equity-type securities. Advisor Growth Stock Fund invests all of its net investable assets in SR&F Growth Stock Portfolio, which has the same investment objective and substantially the same investment policies as Advisor Growth Stock Fund. The investment experience of Advisor Growth Stock Fund will correspond to Growth Stock Portfolio. (See Master Fund/Feeder Fund: Structure and Risk Factors.)


Advisor Growth Stock Fund is a multi-class series of Stein Roe Advisor Trust and SR&F Growth Stock Portfolio is a series of SR&F Base Trust. Each Trust is an open-end management investment company.

This prospectus contains information you should know before investing in Advisor Growth Stock Fund. Please read it carefully and retain it for future reference. Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.


A Statement of Additional Information dated Feb. 2, 1998, containing more detailed information, has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated herein by reference. The Statement of Additional Information and most recent financial statements may be obtained without charge by calling (800) 426-3750.

This prospectus relates only to the following classes of shares of Advisor Growth Stock Fund: (i) Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase and subject to an annual distribution fee; (ii) Class B shares are offered at net asset value and are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase; and (iii) Class C shares are offered at net asset value and are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See How to Purchase Shares. For information on Class K shares of Advisor Growth Stock Fund, call (800) 322-1130.


             NOT FDIC INSURED     MAY LOSE VALUE
                                  NO BANK GUARANTEE

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                         Page
Summary....................................2
Fee Table..................................3
Financial Highlights.......................5
The Fund...................................5
Investment Policies........................6
Performance Information....................6
Risks and Investment Considerations....... 7
Investment Restrictions................... 8
Portfolio Investments and Strategies.......9
Net Asset Value...........................12
How to Purchase Shares....................12
How to Sell (Redeem) Shares.............. 15
Distributions and Income Taxes............18
Management............................... 19
Organization and Description of Shares....21
Master Fund/Feeder Fund: Structure
  and Risk Factors........................22
For More Information...................... 24

SUMMARY


Stein Roe Advisor Growth Stock Fund ("Advisor Growth Stock Fund") is a series of Stein Roe Advisor Trust ("Advisor Trust"), an open-end management investment company organized as a Massachusetts business trust. (See The Fund and Organization and Description of Shares.) This prospectus is not a solicitation in any jurisdiction in which shares of Advisor Growth Stock Fund are not qualified for sale.


Investment Objective and Policies. The investment objective of Advisor Growth Stock Fund is to provide long-term capital appreciation by investing in common stocks and other equity-type securities. Advisor Growth Stock Fund invests all of its net investable assets in SR&F Growth Stock Portfolio ("Growth Stock Portfolio") which has the same investment objective and investment policies substantially similar to those of Advisor Growth Stock Fund. Growth Stock Portfolio normally invests at least 65% of its total assets in a diversified portfolio of common stocks and other equity-type securities that the Adviser believes to have long-term appreciation possibilities.


For a more detailed discussion of the investment objective and policies, please see Investment Policies and Portfolio Investments and Strategies. There is, of course, no guarantee that Advisor Growth Stock Fund or Growth Stock Portfolio will achieve their common investment objective.


Investment Risks. Advisor Growth Stock Fund is designed for long-term investors who desire to participate in the stock market with more investment risk and volatility than the stock market in general, but with less investment risk and volatility than an aggressive capital appreciation fund. Growth Stock Portfolio may invest in foreign securities, which may entail a greater degree of risk than investing in securities of domestic issuers. Please see Investment Restrictions and Risks and Investment Considerations for further information.

Purchases and Redemptions. Shares of Advisor Growth Stock Fund are available through your full-service financial service firm ("FSF").
For information on purchasing and redeeming Advisor Growth Stock Fund shares, please see How to Purchase Shares, How to Sell (Redeem) Shares, and Management--Distributor.

Management and Fees. Stein Roe & Farnham Incorporated (the "Adviser") is investment adviser to Growth Stock Portfolio. In addition, it provides administrative services to Advisor Growth Stock Fund and Growth Stock Portfolio. For a description of the Adviser and these service arrangements, see Management.

FEE TABLE

Expenses are one of several factors to consider when investing in Advisor Growth Stock Fund. The following tables summarize your maximum transaction costs and annual expenses for an investment in each class of shares of Advisor Growth Stock Fund. See Management for more complete descriptions of the various costs and expenses of Advisor Growth Stock Fund.


Shareholder Transaction Expenses /1/ /2/

                                   Class A   Class B   Class C
Maximum Initial Sales Charges
 (as a % of offering price)/3/      5.75%     0.00%/5/  0.00%/5/
Maximum Contingent Deferred Sales
 Charge (as a % of offering
 price)/3/                          1.00%/4/  5.00%     1.00%
_________________
1. For accounts less than $1,000 an annual fee of $10 may be deducted. See How to Purchase Shares.

2. Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.
3. Does not apply to reinvested dividends.
4. Applies only to purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See How to Purchase Shares.
5. Because of the 0.75% distribution fee applicable to Class B and Class C shares, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD"). However, because Class B shares automatically convert to Class A shares after approximately eight years, this is less likely for Class B shares than for a class without a conversion feature.

Estimated Annual Operating Expenses


                                      Class A   Class B   Class C
Management and Administrative Fee      0.65%     0.65%     0.65%
12b-1 Fees                             0.30%     1.00%     1.00%
Other Expenses (after reimbursement)   0.45%     0.45%     0.45%
                                       -----     -----     -----
Total Operating Expenses (after
  reimbursement)                       1.40%     2.10%     2.10%
                                       =====     =====     =====


Example.
You would pay the following expenses on a $1,000 investment in each class assuming 5% annual return.

Example 1 (assumes redemption at end of period):


           Class A   Class B    Class C
Period:
1 Year        $71     $71        $31
3 Years        99      96         66

Example 2 (assumes no redemption at end of period):

            Class A   Class B    Class C
Period:
1 Year        $71       $21        $21
3 Years        99        66         66


The purpose of the Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in Advisor Growth Stock Fund. The Fee Table reflects the combined expenses of both Advisor Growth Stock Fund and Growth Stock Portfolio. Anticipated Total Operating Expenses for each class of Advisor Growth Stock Fund are annualized projections based upon current administrative fees and management fees. Other Expenses are estimated amounts for the current fiscal year. The figures assume that the percentage amounts listed under Estimated Annual Fund Operating Expenses remain the same during each of the periods and that all income dividends and capital gains distributions are reinvested in additional shares.


Other Expenses and Total Operating Expenses reflect fee reimbursements by the Adviser or the Distributor, as hereinafter defined. Absent such reimbursements, Other Expenses and Total Operating Expenses for Class A shares would have been 0.47% and 1.50%, respectively; and for Class B and C shares, 0.47% and 2.20%, respectively. Any such reimbursement will lower the overall expense ratio for each respective class and increase the overall return to investors. (Also see Management--Fees and Expenses.)

Advisor Growth Stock Fund pays the Adviser an administrative fee based on its average daily net assets and Growth Stock Portfolio pays the Adviser a management fee based on its average daily net assets. The trustees of Advisor Trust have considered whether the annual operating expenses of Advisor Growth Stock Fund, including its share of the expenses of Growth Stock Portfolio, would be more or less than if Advisor Growth Stock Fund invested directly in the securities held by Growth Stock Portfolio. The trustees concluded that Advisor Growth Stock Fund's expenses would not be materially greater in such case.


The figures in the Example are not necessarily indicative of past or future expenses, and actual expenses may be greater or less than those shown. Although information such as that shown in the Example and Fee Table is useful in reviewing expenses and in providing a basis for comparison with other mutual funds, it should not be used for comparison with other investments using different assumptions or time periods.

Because Advisor Growth Stock Fund pays a 12b-1 fee, long-term investors in Advisor Growth Stock Fund may pay more over long periods of time in distribution expenses than the maximum front-end sales charges permitted by the NASD. For further information on Advisor Growth Stock Fund's 12b-1 fee, see Management--Distributor or call your financial representative.

FINANCIAL HIGHLIGHTS(a)


The table below reflects the results of operations of Class A, B and C shares of Advisor Growth Stock Fund on a per-share basis for the period shown and has not been audited by independent public accountants.

                                      Period Ended Dec. 31, 1997
                                      Class A   Class B   Class C
                                      -------   -------  --------
Net Asset Value, Beginning of Period   $11.59   $11.59   $11.59
                                       ------   ------   ------
Income from Investment Operations
   Net investment loss                  (0.01)   (0.01)   (0.01)
                                       ------   ------   ------
   Net realized and unrealized losses
      on investments                     0.23     0.22     0.18
                                       ------   ------   ------
Net Asset Value, End of Period         $11.81   $11.80   $11.76
                                       ======   ======   =======
Ratio of net expenses to average net
  assets (b)                            1.40%*   2.10%*   2.10%*
Ratio of net investment income to
  average net assets (c)               (0.27%)* (1.06%)* (1.05%)*
Total return (d)                        1.90%    1.81%    1.47%
Net assets, end of period (000
  omitted)                            $18,930  $20,365   $2,734
________________
*Annualized.
(a) As presented in other parts of this prospectus, the historical performance of Class A, B and C shares for the period prior to Oct. 15, 1997, is based on the performance of Growth Stock Portfolio, restated to reflect the sales loads, 12b-1 fees and other expenses applicable to that class, without giving effect to any expense reimbursements described herein and assuming reinvestment of dividends and capital gains.
(b) If Advisor Growth Stock Fund had paid all of its expenses and there had been no reimbursement of expenses, this ratio would have been 2.03%, 2.73% and 2.72% for Class A, B and C shares, respectively, for the period ended Dec. 31, 1997.
(c) Computed giving effect to the expense limitation undertaking.
(d) Total return is not annualized and does not reflect the effect of sales charges.


THE FUND

Stein Roe Advisor Growth Stock Fund ("Advisor Growth Stock Fund") is a multi-class series of Advisor Trust, which is an open-end management investment company authorized to issue shares of beneficial interest in separate series.

Rather than invest in securities directly, Advisor Growth Stock Fund seeks to achieve its investment objective by using the "master fund/feeder fund structure." Under that structure, a feeder fund and one or more other feeder funds pool their assets in a master portfolio that has the same investment objective and substantially the same investment policies as the feeder funds. (See Master Fund/Feeder Fund:
Structure and Risk Factors.) Advisor Growth Stock Fund invests all of its net investable assets in SR&F Growth Stock Portfolio ("Growth Stock Portfolio"), which is a series of SR&F Base Trust ("Base Trust").

Stein Roe & Farnham Incorporated (the "Adviser") provides portfolio management services to Growth Stock Portfolio and administrative services to Advisor Growth Stock Fund and Growth Stock Portfolio.

INVESTMENT POLICIES

The investment objective of Advisor Growth Stock Fund is to provide long-term capital appreciation by investing in common stocks and other equity-type securities. Advisor Growth Stock Fund invests all of its net investable assets in Growth Stock Portfolio, which has the same investment objective and investment policies substantially similar to Advisor Growth Stock Fund. Growth Stock Portfolio attempts to achieve its objective by normally investing at least 65% of its total assets in common stocks and other equity-type securities (such as preferred stocks, securities convertible into or exchangeable for common stocks, and warrants or rights to purchase common stocks) that, in the opinion of the Adviser, have long-term appreciation possibilities.

Further information on investment techniques that may be employed by Growth Stock Portfolio and the risks associated with such techniques may be found under Risks and Investment Considerations and Portfolio Investments and Strategies in this prospectus and in the Statement of Additional Information.

PERFORMANCE INFORMATION

The total return from an investment in a class of shares of Advisor Growth Stock Fund is measured by the distributions received, plus or minus the change in the net asset value per share for a given period, assuming reinvestment of all distributions and payment of the maximum initial sales charge of 5.75% on Class A shares and the contingent deferred sales charges applicable to the time period quoted on Class B and Class C shares. A total return percentage may be calculated by dividing the value of a share at the end of the period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an average annual total return may be calculated by finding the average annual compounded rate that would equate a hypothetical $1,000 investment to the ending redeemable value. When the Fund compares the total return of its shares to those of other mutual funds or relevant indices, its total return may be computed without reflecting any sales charges so long as the sales charge is stated separately in connection with the comparison.

Comparison of each class' total return with alternative investments should consider differences between the class and the alternative investments, the periods and methods used in calculation of the return being compared including the inclusion of initial or contingent deferred sales charges, and the impact of taxes on alternative investments. Of course, past performance is no guarantee of future results. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.

Each class' performance may be compared to various indices.
Performance and quotations from various publications may be included in sales literature and advertisements.


Advisor Growth Stock Fund invests all of its net investable assets in Growth Stock Portfolio, which has the same investment objective and substantially the same investment policies as Advisor Growth Stock Fund. Advisor Growth Stock Fund commenced operations on Feb. 14, 1997, but until Oct. 15, 1997, offered only the shares that are now designated Class K shares. The historical performance of each class of shares of Advisor Growth Stock Fund for all periods is based on the performance of Growth Stock Portfolio, restated to reflect the sales charges, 12b-1 fees and other expenses applicable to the class as set forth in the Fee Table, without giving effect to any fee reimbursements described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated should not be interpreted as indicative of Advisor Growth Stock Fund's future performance. The average annual returns for each class of shares as of Sept. 30, 1997 were as follows:

           Class A   Class B   Class C
1 year      25.07%    26.77%    30.77%
3 years     24.48     25.44     26.07
5 years     15.52     15.86     16.08
10 years    11.73     11.76     11.61
Inception   10.73     10.74     10.13


RISKS AND INVESTMENT CONSIDERATIONS

Advisor Growth Stock Fund is designed for long-term investors who desire to participate in the stock market with more investment risk and volatility than the stock market in general, but with less investment risk and volatility than an aggressive capital appreciation fund. Growth Stock Portfolio usually allocates its investments among a number of different industries rather than concentrating in a particular industry or group of industries, but this does not eliminate all risk. It will not, however, invest more than 25% of the total value of its assets (at the time of investment) in the securities of companies in any one industry. There can be no guarantee that Advisor Growth Stock Fund or Growth Stock Portfolio will achieve its objective.

Growth Stock Portfolio may invest up to 35% of its total assets in debt securities. Debt securities rated in the fourth highest grade may have some speculative characteristics, and changes in economic conditions or other circumstances may lead to a weakened capacity of the issuers of such securities to make principal and interest payments. Securities rated below investment grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest or repay principal.

Growth Stock Portfolio may invest up to 25% of its total assets in foreign securities. For purposes of this limit, foreign securities exclude American Depositary Receipts (ADRs), foreign debt securities denominated in U.S. dollars, and securities guaranteed by a U.S. person. Investment in foreign securities may represent a greater degree of risk (including risk related to exchange rate fluctuations, tax provisions, exchange and currency controls, and expropriation of assets) than investment in securities of domestic issuers. Other risks of foreign investing include less complete financial information on issuers, different accounting, auditing and financial reporting standards, different settlement practices, less market liquidity, more market volatility, less developed and regulated markets, and greater political instability. In addition, various restrictions by foreign governments on investments by nonresidents may apply, including imposition of exchange controls and withholding taxes on dividends, and seizure or nationalization of investments owned by nonresidents. Foreign investments also tend to involve higher transaction and custody costs.

Further information on investment techniques that may be employed by Growth Stock Portfolio may be found under Portfolio Investments and Strategies.

INVESTMENT RESTRICTIONS

Each of Advisor Growth Stock Fund and Growth Stock Portfolio is diversified as that term is defined in the Investment Company Act of 1940.

Neither Advisor Growth Stock Fund nor Growth Stock Portfolio may invest more than 5% of its assets in the securities of any one issuer. This restriction applies only to 75% of the investment portfolio, and does not apply to securities of the U.S. Government or repurchase agreements /1/ for such securities. This restriction also does not prevent Advisor Growth Stock Fund from investing all of its assets in shares of another investment company (Growth Stock Portfolio) having the identical investment objective under a master/feeder structure.
-------
/1/ A repurchase agreement involves a sale of securities to Growth Stock Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, Growth Stock Portfolio could experience both losses and delays in liquidating its collateral.
-------

Neither Advisor Growth Stock Fund nor Growth Stock Portfolio will acquire more than 10% of the outstanding voting securities of any one issuer, except that Advisor Growth Stock Fund may invest all of its assets in shares of another investment company (such as Growth Stock Portfolio) having the identical investment objective under a master/feeder structure.


While neither Advisor Growth Stock Fund nor Growth Stock Portfolio may make loans, each may (1) purchase money market instruments and enter into repurchase agreements; (2) acquire publicly distributed or privately placed debt securities; (3) lend portfolio securities under certain conditions; and (4) participate in an interfund lending program with other Stein Roe Funds and Portfolios. Advisor Growth Stock Fund and Growth Stock Portfolio may not borrow money, except for nonleveraging, temporary, or emergency purposes or in connection with participation in the interfund lending program. Neither the aggregate borrowings (including reverse repurchase agreements) nor the aggregate loans at any one time may exceed 33 1/3% of the value of total assets. Additional securities may not be purchased when borrowings less proceeds receivable from sales of portfolio securities exceed 5% of total assets.


Growth Stock Portfolio may invest in repurchase agreements, provided that it will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

The policies summarized in the second, third, and fourth paragraphs under this section and the policy with respect to concentration of investments in any one industry described under Risks and Investment Considerations are fundamental policies of Advisor Growth Stock Fund and Growth Stock Portfolio and, as such, can be changed only with the approval of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940. The common investment objective of Advisor Growth Stock Fund and Growth Stock Portfolio is nonfundamental and, as such, may be changed by the Board of Trustees without shareholder approval. All of the investment restrictions are set forth in the Statement of Additional Information.

PORTFOLIO INVESTMENTS AND STRATEGIES

Debt Securities. In pursuing its investment objective, Growth Stock Portfolio may invest up to 35% of its total assets in debt securities of corporate and governmental issuers. Investment in debt securities is limited to those that are rated within the four highest grades (generally referred to as investment grade). If the rating of a security held by Growth Stock Portfolio is lost or reduced below investment grade, it is not required to dispose of the security--the Adviser will, however, consider that fact in determining whether Growth Stock Portfolio should continue to hold the security. When the Adviser deems a temporary defensive position advisable, Growth Stock Portfolio may invest, without limitation, in high-quality fixed income securities, or hold assets in cash or cash equivalents.

Foreign Securities. Growth Stock Portfolio may invest in sponsored or unsponsored ADRs. In addition to, or in lieu of, such direct investment, Growth Stock Portfolio may construct a synthetic foreign debt position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars; and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign debt position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments.


In connection with the purchase of foreign securities, Growth Stock Portfolio may enter into foreign currency forward and futures contracts to hedge the currency risk in settlement of a particular security transaction or relative to the entire portfolio. A forward contract to purchase an amount of foreign currency sufficient to pay the purchase price of securities at settlement date involves the risk that the value of the foreign currency may decline relative to the value of the dollar prior to the settlement date. This risk is in addition to the risk that the value of the foreign security purchased may decline. Growth Stock Portfolio also may enter into foreign currency contracts as a hedging technique to limit or reduce exposure of the entire portfolio to currency fluctuations. In addition, Growth Stock Portfolio may use options and futures contracts, as described below, to limit or reduce exposure to currency fluctuations. As of Sept. 30, 1997, Growth Stock Portfolio's holdings of foreign companies amounted to 4.8% of net assets (1.6% in foreign securities and 3.2% in ADRs).


Convertible Securities. By investing in convertible securities, Growth Stock Portfolio obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible security, the Adviser will consider substantially the same criteria that would be considered in purchasing the underlying stock. Although convertible securities are frequently rated investment grade, Growth Stock Portfolio also may purchase unrated securities or securities rated below investment grade if the securities meet the Adviser's other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher-quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than investment grade convertible securities, common stock or conventional debt securities. As a result, the Adviser's own investment research and analysis tend to be more important than other factors in the purchase of convertible securities.

Lending Portfolio Securities; When-Issued and Delayed-Delivery Securities. Growth Stock Portfolio may make loans of its portfolio securities to broker-dealers and banks subject to certain restrictions described in the Statement of Additional Information. Growth Stock Portfolio may participate in an interfund lending program, subject to certain restrictions described in the Statement of Additional Information. Growth Stock Portfolio may invest in securities purchased on a when-issued or delayed-delivery basis. Although the payment terms of these securities are established at the time Growth Stock Portfolio enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. Growth Stock Portfolio will make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons.

Short Sales Against the Box. Growth Stock Portfolio may sell short securities it owns or has the right to acquire without further consideration, using a technique called selling short "against the box." Short sales against the box may protect Growth Stock Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partly offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, the Adviser does not want to sell the security. Growth Stock Portfolio does not expect to commit more than 5% of its net assets to short sales against the box. For a more complete explanation, please refer to the Statement of Additional Information.

Derivatives. Consistent with its objective, Growth Stock Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; floating rate instruments; and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency. Growth Stock Portfolio does not expect to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options.

In seeking to achieve its desired investment objective, provide additional revenue, or hedge against changes in security prices, interest rates or currency fluctuations, Growth Stock Portfolio may:
(1) purchase and write both call options and put options on securities, indexes and foreign currencies; (2) enter into interest rate, index and foreign currency futures contracts; (3) write options on such futures contracts; and (4) purchase other types of forward or investment contracts linked to individual securities, indexes or other benchmarks. Growth Stock Portfolio may write a call or put option only if the option is covered. As the writer of a covered call option, Growth Stock Portfolio foregoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. There can be no assurance that a liquid market will exist when Growth Stock Portfolio seeks to close out a position. In addition, because futures positions may require low margin deposits, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.

Derivatives are most often used to manage investment risk or to create an investment position indirectly because they are more efficient or less costly than direct investment. They also may be used in an effort to enhance portfolio returns.

The successful use of Derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives. For additional information on Derivatives, please refer to the Statement of Additional Information.

Portfolio Turnover. Although Growth Stock Portfolio does not purchase securities with a view to rapid turnover, there are no limitations on the length of time portfolio securities must be held. Accordingly, the portfolio turnover rate may vary significantly from year to year, but is not expected to exceed 100% under normal market conditions. A high rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains and losses. (See Distributions and Income Taxes.)

NET ASSET VALUE


Advisor Growth Stock Fund determines the net asset value of its shares as of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., central time or 4:00 p.m., eastern time) by dividing the difference between the value of its assets and liabilities allocable to that class by the number of shares of that class outstanding. Growth Stock Portfolio allocates net asset value, income, and expenses to Advisor Growth Stock Fund and any other of its feeder funds in proportion to their respective interests in Growth Stock Portfolio.


Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, the net asset value of Advisor Growth Stock Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., central time or 4:00 p.m., eastern time.

Each security traded on a national stock exchange is valued at its last sale price on that exchange on the day of valuation or, if there are no sales that day, at the latest bid quotation. Each over-the-counter security for which the last sale price on the day of valuation is available from Nasdaq is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation.

Long-term straight-debt obligations and securities convertible into stocks are valued at a fair value using a procedure determined in good faith by the Board of Trustees. Pricing services approved by the Board provide valuations (some of which may be "readily available market quotations"). These valuations are reviewed by the Adviser. If the Adviser believes that a valuation received from the service does not represent a fair value, it values the obligation using a method that the Board believes represents fair value. The Board may approve the use of other pricing services and any pricing service used may employ electronic data processing techniques, including a so-called "matrix" system, to determine valuations. Other assets and securities are valued by a method that the Board believes represents fair value.

HOW TO PURCHASE SHARES


Shares of each class of Advisor Growth Stock Fund are offered continuously. Orders for a class received in good order prior to the time at which Advisor Growth Stock Fund values the shares of that class (or placed with a full-service financial service firm ("FSF") before such time and transmitted by the FSF before Advisor Growth Stock Fund processes that day's share transactions) will be processed based on that day's closing net asset value for the class, plus any applicable initial sales charge.


The initial purchase minimum per account is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Fundamatic program (as discussed in the Statement of Additional Information) is $50, and the minimum initial investment for a retirement account sponsored by Colonial Management Associates, Inc. an affiliate of the Adviser and the Distributor, is $25. Advisor Growth Stock Fund may refuse any purchase order for its shares. See How to Sell (Redeem) Shares and the Statement of Additional Information for more information.

Class A Shares. Class A shares are offered at net asset value plus an initial sales charge as follows and subject to an annual distribution fee:

                                    Initial Sales Charge
                                                     Retained by
                                                     Financial
                                                    Service Firm
                                   as a % of        as a% of
                                Amount    Offering  Offering
Amount Purchased                Invested  Price     Price
Less than $50,000                6.10%     5.75%      5.00%
$50,000 to less than $100,000    4.71      4.50       3.75
$100,000 to less than $250,000   3.63      3.50       2.75
$250,000 to less than $500,000   2.56      2.50       2.00
$500,000 to less than $1,000,000 2.04      2.00       1.75
$1,000,000 or more               0.00      0.00       0.00


On purchases of $1 million or more, Liberty Financial Investments, Inc. (the "Distributor") pays the FSF a cumulative commission as follows:


Amount Purchased   Commission
First $3,000,000     1.00%
Next $2,000,000      0.50
Over $5,000,000      0.25/1/
____________________
1. Paid over 12 months but only to the extent the shares remain outstanding.

In determining the sales charge and commission applicable to a new purchase under the above schedules, the amount of the current purchase is added to the current value of shares previously purchased and still held by an investor. If a purchase results in an account having a value from $1 million to $5 million, then the shares purchased will be subject to a 1.00% contingent deferred sales charge payable to the Distributor, if redeemed within 18 months from the first day of the month following the purchase. If the purchase results in an account having a value in excess of $5 million, the contingent deferred sales charge will not apply to the portion of the purchased shares comprising such excess amount.


Purchases of $1 million to $5 million are subject to a 1.00% contingent deferred sales charge payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million. The Distributor will pay FSFs a commission of 5.00% on Class A share purchases.


Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, and are subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee) and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:

Years After Purchase   Contingent Deferred Sales Charge
    0-1                             5.00%
    1-2                             4.00
    2-3                             3.00
    3-4                             3.00
    4-5                             2.00
    5-6                             1.00
 More than 6                        0.00


Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor will pay FSFs a commission of 4.00% on Class B share purchases.


Class C Shares. Class C shares are offered at net asset value without an initial sales charge and are subject to a 0.75% annual distribution fee and a 1.00% contingent deferred sales charge on redemptions made within one year after the end of the month after purchase was accepted.

The Distributor pays FSFs an initial commission of 1.00% on purchases of Class C shares and an ongoing commission of 0.75% annually commencing after the shares purchased have been outstanding for one year. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.75% annual distribution fee referred to above. The commission may be reduced or eliminated if the distribution fee with respect to Class C shares paid by Advisor Growth Stock Fund is reduced or eliminated for any reason.



General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments (including initial sales charges, if any) in the account, reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). When a redemption subject to a contingent deferred sales charge is made, generally older shares will be redeemed first unless the shareholder instructs otherwise. See the Statement of Additional Information for more information.


Which class is more beneficial to an investor depends on the amount and intended length of the investment. Investments in Class B shares have 100% of the purchase invested immediately. Those investing for a relatively short period of time might consider Class C shares. Purchases of $250,000 or more must be for Class A or Class C shares. Purchases of $1,000,000 or more must be for Class A shares. Consult your FSF.

FSFs may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation for FSFs which have made or may make significant sales. See the Statement of Additional Information for more information.


Special Purchase Programs. Advisor Growth Stock Fund allows certain investors or groups of investors to purchase shares with reduced or without initial or contingent deferred sales charges. The programs are described in the Statement of Additional Information under Purchases and Redemptions--Programs for Reducing or Eliminating Sales Charges.

Conditions of Purchase. Each purchase order for Advisor Growth Stock Fund must be accepted by an authorized officer of the Distributor or its authorized agent and is not binding until accepted and entered on the books of Advisor Growth Stock Fund. Advisor Trust reserves the right not to accept any purchase order that it determines not to be in the best interests of Advisor Trust or of Advisor Growth Stock Fund's shareholders.


To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, will be mailed to your household (same address). Please call 800-322-0593 if you wish to receive additional copies free of charge.


Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account call (800) 345-6611. Some services are described in the attached account application. A Shareholder's Manual explaining all available services will be provided upon request.

In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts. See Purchases and Redemptions--Special Purchase Programs/Investor Services in the Statement of Additional Information.

HOW TO SELL (REDEEM) SHARES

Selling Shares Directly to Advisor Growth Stock Fund. You may redeem all or a portion of your shares by submitting a written request in good order. Send a signed letter of instruction to the Transfer Agent. The sale price is the net asset value (less any contingent deferred sales charge) next determined after receipt of your redemption request in good order. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
(800) 345-6611


Selling Shares through FSFs. FSFs must receive requests prior to the time at which Advisor Growth Stock Fund values it shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent, and may charge for this service. Your FSF may be closed on days when the NYSE is open. As a result, prices for shares may be significantly affected on days when you have no access to your FSF to sell shares. If you wish to sell shares through your FSF, please contact it for instructions.

Exchange Privilege. Exchanges at net asset value may be made among shares of the same class of any other fund that is a series of Advisor Trust or of most funds advised by Colonial Management Associates, Inc. or distributed by the Distributor, each an affiliate of the Adviser. For more information on the Colonial Funds, see your financial adviser or call (800) 426-3750. Not all Advisor Trust Funds offer Class A, Class B, and Class C shares at this time. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. Before exchanging into another fund, you should obtain the prospectus for the fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made. Advisor Growth Stock Fund reserves the right to suspend, limit, modify, or terminate the exchange privilege (including the telephone exchange privilege) or its use in any manner by any person or class. Advisor Growth Stock Fund will terminate the exchange privilege as to a particular shareholder if the Adviser determines, in its sole and absolute discretion, that the shareholder's exchange activity is likely to adversely impact the Adviser's ability to manage the investment portfolio in accordance with the investment objective or otherwise harm Advisor Growth Stock Fund or its remaining shareholders.


Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption.

Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange into a fund with a higher sales charge, after which an exchange is made at the net asset value next determined.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares received in the exchange are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund into which the original investment was made.

Class C Shares. Exchanges of Class C shares are not subject to the contingent deferred sales charge. However, if shares received in the exchange are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed. Only one "round-trip" exchange of the Class C shares may be made per three-month period, measured from the date of the initial purchase (a round-trip being the exchange out of a fund into another fund, and then back to that fund).



Telephone Transactions. Shareholders and/or their financial advisers are automatically eligible to exchange shares and redeem shares up to $50,000 by calling (800) 422-3737 any business day between 10:00 a.m., central time (or 9:00 a.m., eastern time) and the time Advisor Growth Stock Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application.

The Transfer Agent employs procedures reasonably designed to confirm that instructions communicated by telephone are genuine. If Advisor Growth Stock Fund and/or the Transfer Agent does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or his/her financial adviser provide certain identifying information. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching Advisor Growth Stock Fund at the toll free number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under How to Sell (Redeem) Shares. The Transfer Agent and Advisor Growth Stock Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.

General Redemption Policies. Shares of Advisor Growth Stock Fund may be sold on any day the NYSE is open, either directly with Advisor Growth Stock Fund or through your FSF. Advisor Trust will pay redemption proceeds (less any applicable contingent deferred sales charge) as soon as practicable, generally within seven days after proper instructions are received. However, for shares recently purchased by check, Advisor Growth Stock Fund will send proceeds as soon as the check has cleared (which may take up to 15 days). Advisor Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.

The price at which your redemption order will be executed is the net asset value next determined after receipt of your redemption request in good order by Advisor Growth Stock Fund. (See Net Asset Value.) Because the redemption price you receive depends upon Advisor Growth Stock Fund's net asset value per share at the time of redemption, it may be more or less than the price you originally paid for the shares, may result in a realized capital gain or loss and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information.

DISTRIBUTIONS AND INCOME TAXES

Distributions. Income dividends are declared and paid annually. Advisor Growth Stock Fund intends to distribute by the end of each calendar year at least 98% of any net capital gains realized from the sale of securities during the 12-month period ended Oct. 31 in that year. Advisor Growth Stock Fund intends to distribute any undistributed net investment income and net realized capital gains in the following year.


All income dividends and capital gains distributions on shares of Advisor Growth Stock Fund will be reinvested in additional shares of the same class of Advisor Growth Stock Fund unless you elect to have distributions paid by check. Reinvestment normally occurs on the payable date. Regardless of your election, distributions of $10 or less will not be paid by check to the shareholder, but will be reinvested in additional shares of the same class of Advisor Growth Stock Fund at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Transfer Agent for instructions.


Income Taxes. For federal income tax purposes, Advisor Growth Stock Fund is treated as a separate taxable entity distinct from the other series of Advisor Trust. Advisor Growth Stock Fund intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, so that it will be relieved of federal income tax on that part of its net investment income and net capital gains that is distributed to shareholders.

Generally distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions to plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans.

The Taxpayer Relief Act of 1997 (the "Act") reduced from 28% to 20% the maximum tax rate on long-term capital gains. This reduced rate generally applies to securities held for more than 18 months and sold after July 28, 1997, and securities held for more than one year and sold between May 6, 1997 and July 29, 1997.

If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is, in effect, a partial return of the amount invested.

This section is not intended to be a full discussion of income tax laws and their effect on shareholders. You may wish to consult your own tax advisor.

MANAGEMENT

Trustees and Investment Adviser. The Board of Trustees of Advisor Trust and the Board of Trustees of Base Trust have overall management responsibility for Advisor Growth Stock Fund and Growth Stock Portfolio, respectively. See Management in the Statement of Additional Information for the names of and other information about the trustees and officers. Since Advisor Trust and Base Trust have the same trustees, the trustees have adopted conflict of interest procedures to monitor and address potential conflicts between the interests of Advisor Growth Stock Fund and Growth Stock Portfolio and other feeder funds investing in Growth Stock Portfolio that share a common Board of Trustees with Advisor Trust and Base Trust.

The Adviser, Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, Illinois 60606, is responsible for managing the investment portfolio of Growth Stock Portfolio and the business affairs of Advisor Growth Stock Fund, Growth Stock Portfolio, Advisor Trust, and Base Trust, subject to the direction of the respective Board. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser and its predecessor have advised and managed mutual funds since 1949. The Adviser is a wholly owned indirect subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company.


Portfolio Managers. Erik P. Gustafson has been portfolio manager of Growth Stock Portfolio since its inception in 1997 and had managed its predecessor since 1994. Mr. Gustafson is a senior vice president of the Adviser, having joined it in 1992. From 1989 to 1992 he was an attorney with Fowler, White, Burnett, Hurley, Banick & Strickroot. He holds a B.A. from the University of Virginia (1985) and M.B.A. and J.D. degrees from Florida State University (1989). As of Sept. 30, 1997, Mr. Gustafson was responsible for managing $1.3 billion in mutual fund net assets. David P. Brady is associate portfolio manager. Mr. Brady is a vice president of the Adviser, which he joined in 1993, and was an equity investment analyst with State Farm Mutual Automobile Insurance Company from 1986 to 1993. A chartered financial analyst, Mr. Brady earned a B.S. in Finance, graduating Magna Cum Laude, from the University of Arizona (1986), and an M.B.A. from the University of Chicago (1989).

Fees and Expenses. The Adviser is entitled to receive a monthly administrative fee from Advisor Growth Stock Fund, computed and accrued daily, at an annual rate of 0.15% of the first $500 million of Advisor Growth Stock Fund's average net assets, 0.125% of the next $500 million, and 0.10% thereafter; and a monthly management fee from Growth Stock Portfolio, computed and accrued daily, at an annual rate of 0.60% of the first $500 million of Growth Stock Portfolio's average net assets, 0.55% of the next $500 million, and 0.50% thereafter. However, as noted above under Fee Table, the Adviser may voluntarily undertake to reimburse Advisor Growth Stock Fund for a portion of its operating expenses and its pro rata share of Growth Stock Portfolio's operating expenses. For the period ended Sept. 30, 1997, total fees, after the fee waiver described under Fee Table, amounted to 1.35% of average net assets. At Sept. 30, 1997, Advisor Growth Stock Fund owned 0.04% of Growth Stock Portfolio.


Under a separate agreement with each Trust, the Adviser provides certain accounting and bookkeeping services to Advisor Growth Stock Fund and Growth Stock Portfolio including computation of net asset value and calculation of its net income and capital gains and losses on disposition of assets.

In addition, the Adviser is free to make additional payments out of its own assets to promote the sale of shares of Advisor Growth Stock Fund.

Portfolio Transactions. The Adviser places the orders for the purchase and sale of portfolio securities and options and futures contracts for Growth Stock Portfolio. In doing so, the Adviser seeks to obtain the best combination of price and execution, which involves a number of judgmental factors.

Transfer Agent and Shareholder Services. Colonial Investors Service Center, Inc. ("Transfer Agent"), P.O. Box 1722, Boston, MA 02105-1722, an indirect subsidiary of Liberty Financial, is the agent of Advisor Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records.

Some Intermediaries that maintain nominee accounts with Advisor Growth Stock Fund for their clients who are Fund shareholders may be paid a fee by the Transfer Agent for shareholder servicing and accounting services they provide with respect to the underlying Fund shares.


Distributor. The shares of Advisor Growth Stock Fund are offered for sale through Liberty Financial Investments, Inc. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The business address of the Distributor is One Financial Center, Boston, Massachusetts 02111-2621; however, all Fund correspondence (including purchase and redemption orders) should be mailed to Colonial Investors Service Center, Inc., the Transfer Agent, at P.O. Box 1722, Boston, Massachusetts 02105-1722.

The trustees of Advisor Trust have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Plan"). The Plan provides that, as compensation for personal service and/or the maintenance of shareholder accounts, the Distributor receives from Advisor Growth Stock Fund a service fee at an annual rate not to exceed 0.25% of the Fund's net assets attributed to each class of shares other than Class K shares. The Plan also provides that, as compensation for expenses related to the promotion and distribution of shares of Advisor Growth Stock Fund including its expenses related to the sale and promotion of Advisor Growth Stock Fund shares, the Distributor receives from Advisor Growth Stock Fund a distribution fee at an annual rate not exceeding 0.10% of the average net assets attributed to Class A shares, and 0.75% of the average net assets attributed to each of its Class B and Class C shares. The Plan further provides that, as compensation for services and/or distribution, the Distributor receives a fee at an annual rate not to exceed 0.25% of the average net assets attributable to its Class K shares. At this time, the Distributor has voluntarily agreed to limit the Class A distribution fee to 0.05% annually. The Distributor may terminate this voluntary limitation without shareholder approval. Class B shares automatically convert to Class A shares approximately eight years after the Class B shares were purchased. Class C and Class K shares do not convert. The Distributor generally pays this compensation to institutions that distribute Advisor Growth Stock Fund shares and provide services to Advisor Growth Stock Fund and its shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by Advisor Growth Stock Fund during any year may be more or less than the cost of distribution or other services provided to Advisor Growth Stock Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative sales charges paid.


Custodian. State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, Massachusetts 02101, is the custodian for Advisor Growth Stock Fund and Growth Stock Portfolio. Foreign securities are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network or foreign depositories used by such members. (See Custodian in the Statement of Additional Information.)

ORGANIZATION AND DESCRIPTION OF SHARES


Advisor Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated July 31, 1996, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either Advisor Trust's shareholders or its trustees. Advisor Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, 10 series are authorized and outstanding.


Under Massachusetts law, shareholders of a Massachusetts business trust such as Advisor Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against, Advisor Trust or any particular series shall look only to the assets of Advisor Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of Advisor Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and Advisor Trust was unable to meet its obligations.

The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of Advisor Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

Advisor Growth Stock Fund, an open-end management investment company, seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of Advisor Growth Stock Fund. The initial shareholder of Advisor Growth Stock Fund approved this policy of permitting Advisor Growth Stock Fund to act as a feeder fund by investing in Growth Stock Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of Advisor Growth Stock Fund and Growth Stock Portfolio. The management and expenses of both Advisor Growth Stock Fund and Growth Stock Portfolio are described under Fee Table and Management. Advisor Growth Stock Fund bears its proportionate share of Portfolio expenses.

The Adviser has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

Growth Stock Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that Advisor Growth Stock Fund and other investors in Growth Stock Portfolio will each be liable for all obligations of Growth Stock Portfolio that are not satisfied by the Portfolio. However, the risk of Advisor Growth Stock Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and Growth Stock Portfolio itself was unable to meet its obligations.
Accordingly, the trustees of Advisor Trust believe that neither Advisor Growth Stock Fund nor its shareholders will be adversely affected by reason of Advisor Growth Stock Fund's investing in Growth Stock Portfolio.

The Declaration of Trust of Base Trust provides that Growth Stock Portfolio will terminate 120 days after the withdrawal of Advisor Growth Stock Fund or any other investor in Growth Stock Portfolio, unless the remaining investors vote to agree to continue the business of Growth Stock Portfolio. The trustees of Advisor Trust may vote Advisor Growth Stock Fund's interests in Growth Stock Portfolio for such continuation without approval of Advisor Growth Stock Fund's shareholders.

The common investment objective of Advisor Growth Stock Fund and Growth Stock Portfolio is nonfundamental and may be changed without shareholder approval. The fundamental policies of Advisor Growth Stock Fund and the corresponding fundamental policies of Growth Stock Portfolio can be changed only with shareholder approval. Class A shareholders with accounts of $1,000,000 or more, and holders of Class B or Class C shares may incur a contingent deferred sales charge if they redeem shares in response to a change in investment objective.

If Advisor Growth Stock Fund, as a Portfolio investor, is requested to vote on a proposed change in fundamental policy of Growth Stock Portfolio or any other matter pertaining to Growth Stock Portfolio (other than continuation of the business of Growth Stock Portfolio after withdrawal of another investor), Advisor Growth Stock Fund will solicit proxies from its shareholders and vote its interest in Growth Stock Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Advisor Growth Stock Fund shareholders. Advisor Growth Stock Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all Growth Stock Portfolio investors. If other investors hold a majority interest in Growth Stock Portfolio, they could have voting control over Growth Stock Portfolio.

In the event that Growth Stock Portfolio's fundamental policies were changed so as to be inconsistent with those of Advisor Growth Stock Fund, the Board of Trustees of Advisor Trust would consider what action might be taken, including changes to Advisor Growth Stock Fund's fundamental policies, withdrawal of Advisor Growth Stock Fund's assets from Growth Stock Portfolio and investment of such assets in another pooled investment entity, or the retention of another investment adviser. Any of these actions would require the approval of Advisor Growth Stock Fund's shareholders. Advisor Growth Stock Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of Advisor Growth Stock Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to Advisor Growth Stock Fund. Should such a distribution occur, Advisor Growth Stock Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for Advisor Growth Stock Fund and could affect the liquidity of Advisor Growth Stock Fund.

Each investor in Growth Stock Portfolio, including Advisor Growth Stock Fund, may add to or reduce its investment in Growth Stock Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in Growth Stock Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in Growth Stock Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in Growth Stock Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of Growth Stock Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in Growth Stock Portfolio by all investors in Growth Stock Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in Growth Stock Portfolio as of the close of business.

Base Trust may permit other investment companies and/or other institutional investors to invest in Growth Stock Portfolio, but members of the general public may not invest directly in Growth Stock Portfolio. Other investors in Growth Stock Portfolio are not required to sell their shares at the same public offering price as Advisor Growth Stock Fund and might incur different administrative fees and expenses than Advisor Growth Stock Fund. Therefore, Advisor Growth Stock Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in Growth Stock Portfolio. Investment by such other investors in Growth Stock Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the Portfolio's operating expenses as a percentage of its net assets. Conversely, large-scale redemptions by any such other investors in Growth Stock Portfolio could result in untimely liquidations of Growth Stock Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of Growth Stock Portfolio as a percentage of its net assets. As a result, Growth Stock Portfolio's security holdings may become less diverse, resulting in increased risk.

Growth Stock Portfolio commenced operations in Feb. 1997 when Stein Roe Growth Stock Fund, a mutual fund that, together with its corporate predecessor, had invested directly in securities since 1958, converted into a feeder fund by investing all of its assets in the Portfolio. Currently Stein Roe Growth Stock Fund, which is a series of Stein Roe Investment Trust, is the only other investment company investing in Growth Stock Portfolio. Information regarding any investment company that may invest in Growth Stock Portfolio in the future may be obtained by writing to SR&F Base Trust, Suite 3200, One South Wacker Drive, Chicago, Illinois 60606, or by calling (800) 338-2550. The Adviser may provide administrative or other services to one or more of such investors.

FOR MORE INFORMATION

For more information about Advisor Growth Stock Fund, call (800) 345-
6611.

Prospectus  Feb. 2, 1998


Stein Roe Advisor Growth Stock Fund


The investment objective of Advisor Growth Stock Fund is to provide long-term capital appreciation by investing in common stocks and other equity-type securities. Advisor Growth Stock Fund invests all of its net investable assets in SR&F Growth Stock Portfolio, which has the same investment objective and substantially the same investment policies as Advisor Growth Stock Fund. The investment experience of Advisor Growth Stock Fund will correspond to Growth Stock Portfolio. (See Master Fund/Feeder Fund: Structure and Risk Factors.)


     Shares of Advisor Growth Stock Fund may be purchased only through Intermediaries, including retirement plan service providers.

     Advisor Growth Stock Fund is a multi-class series of Stein Roe Advisor Trust and Growth Stock Portfolio is a series of SR&F Base Trust. Each Trust is an open-end management investment company. This prospectus relates only to Class K shares of Advisor Growth Stock Fund. For information on Class A, B, and C shares, please call 800-345-6611. Class K shares of Advisor Growth Stock Fund have no sales or redemption charges.

     This prospectus contains information you should know before investing in Advisor Growth Stock Fund. Please read it carefully and retain it for future reference.


     A Statement of Additional Information dated Feb. 2, 1998, containing more detailed information, has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated herein by reference. The Statement of Additional Information and most recent financial statements may be obtained without charge by writing to Stein Roe Mutual Funds, Suite 3200, One South Wacker Drive, Chicago, Illinois 60606, or by calling the Adviser. For additional information, call Retirement Services at 800-322-1130 or Advisor/Broker Services at 800-322-0593.


     MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER
AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



TABLE OF CONTENTS

                                       Page
Summary..................................2
Fee Table............................... 3
Financial Highlights.....................4
The Fund.................................5
Investment Policies......................5
Performance Information..................6
Risks and Investment Considerations..... 7
Investment Restrictions................. 7
Portfolio Investments and Strategies.....8
Net Asset Value........................ 11
How to Purchase Shares..................12
How to Sell (Redeem) Shares............ 13
Distributions and Income Taxes..........14
Management............................. 15
Organization and Description of Shares..17
Master Fund/Feeder Fund: Structure
   and Risk Factors.....................18
For More Information................... 20

SUMMARY


Stein Roe Advisor Growth Stock Fund ("Advisor Growth Stock Fund") is a series of Stein Roe Advisor Trust ("Advisor Trust"), an open-end management investment company organized as a Massachusetts business trust. (See The Fund and Organization and Description of Shares.) This prospectus is not a solicitation in any jurisdiction in which shares of Advisor Growth Stock Fund are not qualified for sale.


Investment Objective and Policies. The investment objective of Advisor Growth Stock Fund is to provide long-term capital appreciation by investing in common stocks and other equity-type securities. Advisor Growth Stock Fund invests all of its net investable assets in SR&F Growth Stock Portfolio ("Growth Stock Portfolio") which has the same investment objective and investment policies substantially similar to those of Advisor Growth Stock Fund. Growth Stock Portfolio normally invests at least 65% of its total assets in a diversified portfolio of common stocks and other equity-type securities that the Adviser believes to have long-term appreciation possibilities.


     For a more detailed discussion of the investment objective and policies, please see Investment Policies and Portfolio Investments and Strategies. There is, of course, no guarantee that Advisor Growth Stock Fund or Growth Stock Portfolio will achieve their common investment objective.


Investment Risks. Advisor Growth Stock Fund is designed for long-term investors who desire to participate in the stock market with more investment risk and volatility than the stock market in general, but with less investment risk and volatility than an aggressive capital appreciation fund. Growth Stock Portfolio may invest in foreign securities, which may entail a greater degree of risk than investing in securities of domestic issuers. Please see Investment Restrictions and Risks and Investment Considerations for further information.

Purchases and Redemptions. Shares of Advisor Growth Stock Fund may be purchased only through Intermediaries, including retirement plan service providers. For information on purchasing and redeeming Advisor Growth Stock Fund shares, please see How to Purchase Shares, How to Sell (Redeem) Shares, and Management--Distributor.

Management and Fees. Stein Roe & Farnham Incorporated (the "Adviser") is investment adviser to Growth Stock Portfolio. In addition, it provides administrative services to Advisor Growth Stock Fund and Growth Stock Portfolio. For a description of the Adviser and these service arrangements, see Management.

FEE TABLE


Shareholder Transaction Expenses/1/
Sales Load Imposed on Purchases                 None
Sales Load Imposed on Reinvested Dividends      None
Deferred Sales Load                             None
Redemption Fees                                 None
Exchange Fees                                   None
Estimated Annual Fund Operating Expenses (as
  a percentage of average net assets;
  after reimbursement)
Management and Administrative Fees              0.00%
12b-1 Fees                                      0.25%
Other Expenses (after reimbursement)            1.10%
                                                -----
Total Operating Expenses (after reimbursement)  1.35%
                                                =====
______________
1. Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.


Example. You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; and (2) redemption at the end of each time period:

                  1 year      3 years
                    $14         $43

     The purpose of the Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in Class K shares of Advisor Growth Stock Fund. The Fee Table reflects the combined expenses of both Advisor Growth Stock Fund and Growth Stock Portfolio. Anticipated Total Operating Expenses for Class K shares of Advisor Growth Stock Fund are annualized projections based upon current administrative fees and management fees. Other Expenses are estimated amounts for the current fiscal year. The figures assume that the percentage amounts listed under Estimated Annual Fund Operating Expenses remain the same during each of the periods and that all income dividends and capital gains distributions are reinvested in additional shares.

     Other Expenses and Total Operating Expenses reflect fee reimbursements by the Adviser or the Distributor, as hereinafter defined. Absent such reimbursements, Management and Administrative Fees, Other Expenses and Total Operating Expenses for Class K shares would have been 0.78%, 55.07% and 56.10%, respectively. Any such reimbursement will lower the overall expense ratio for Class K shares and increase its overall return to investors. (Also see Management-- Fees and Expenses.)


     Advisor Growth Stock Fund pays the Adviser an administrative fee based on its average daily net assets and Growth Stock Portfolio pays the Adviser a management fee based on its average daily net assets.
The trustees of Advisor Trust have considered whether the annual operating expenses of Advisor Growth Stock Fund, including its share of the expenses of Growth Stock Portfolio, would be more or less than if Advisor Growth Stock Fund invested directly in the securities held by Growth Stock Portfolio. The trustees concluded that Advisor Growth Stock Fund's expenses would not be materially greater in such case.


     The figures in the Example are not necessarily indicative of past or future expenses, and actual expenses may be greater or less than those shown. Although information such as that shown in the Example and Fee Table is useful in reviewing expenses and in providing a basis for comparison with other mutual funds, it should not be used for comparison with other investments using different assumptions or time periods.

     Because Advisor Growth Stock Fund pays a 12b-1 fee, long-term investors in Advisor Growth Stock Fund may pay more over long periods of time in distribution expenses than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"). For further information on Advisor Growth Stock Fund's 12b-1 fee, see Management--Distributor or call your financial representative.

FINANCIAL HIGHLIGHTS


The table below reflects the results of operations of Class K shares of Advisor Growth Stock Fund on a per-share basis for the period shown and has been audited by Arthur Andersen LLP, independent public accountants. The table should be read in conjunction with the financial statements and notes thereto. The annual report, which may be obtained from Advisor Trust without charge upon request, contains additional performance information.

                                                Period Ended
                                                Sept. 30,
                                                 1997(a)
                                                 ------------
Net Asset Value, Beginning of Period              $10.00
                                                  ------
Income from Investment Operations
   Net investment loss                             (0.01)
   Net realized and unrealized losses on
     investments                                    1.27
                                                  ------
      Total from investment operations              1.26
                                                  ------
Net Asset Value, End of Period                    $11.26
                                                  ======
Ratio of net expenses to average net assets (b)    1.35%*
Ratio of net investment income to average net
  assets (c)                                     (0.22%)*
Total return                                     12.60%
Net assets, end of period (000 omitted)            $251
______________
*Annualized
(a) From commencement of operations on Feb. 14, 1997, reflects information relating to the initial shares of Advisor Growth Stock Fund that were redesignated Class K shares as of Oct. 15, 1997. As presented in other parts of this prospectus, the historical performance of Class K shares prior to Feb. 14, 1997, is based on the performance of Growth Stock Portfolio, restated to reflect 12b-1 fees and other expenses applicable to Class K, without giving effect to any expense reimbursements described herein and assuming reinvestment of dividends and capital gains.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses, this ratio would have been 56.10% for the period ended Sept. 30, 1997.
(c) Computed giving effect to the expense limitation undertaking.


THE FUND


Stein Roe Advisor Growth Stock Fund ("Advisor Growth Stock Fund") is a multi-class series of Advisor Trust, which is an open-end management investment company authorized to issue shares of beneficial interest in separate series.


     Rather than invest in securities directly, Advisor Growth Stock Fund seeks to achieve its investment objective by using the "master fund/feeder fund structure." Under that structure, a feeder fund and one or more other feeder funds pool their assets in a master portfolio that has the same investment objective and substantially the same investment policies as the feeder funds. (See Master Fund/Feeder Fund:
Structure and Risk Factors.) Advisor Growth Stock Fund invests all of its net investable assets in SR&F Growth Stock Portfolio ("Growth Stock Portfolio"), which is a series of SR&F Base Trust ("Base Trust").

     Stein Roe & Farnham Incorporated (the "Adviser") provides portfolio management services to Growth Stock Portfolio and administrative services to Advisor Growth Stock Fund and Growth Stock Portfolio.

INVESTMENT POLICIES

The investment objective of Advisor Growth Stock Fund is to provide long-term capital appreciation by investing in common stocks and other equity-type securities. Advisor Growth Stock Fund invests all of its net investable assets in Growth Stock Portfolio, which has the same investment objective and investment policies substantially similar to Advisor Growth Stock Fund. Growth Stock Portfolio attempts to achieve its objective by normally investing at least 65% of its total assets in common stocks and other equity-type securities (such as preferred stocks, securities convertible into or exchangeable for common stocks, and warrants or rights to purchase common stocks) that, in the opinion of the Adviser, have long-term appreciation possibilities.

     Further information on investment techniques that may be employed by Growth Stock Portfolio and the risks associated with such techniques may be found under Risks and Investment Considerations and Portfolio Investments and Strategies in this prospectus and in the Statement of Additional Information.

PERFORMANCE INFORMATION

The total return from an investment in Class K shares of Advisor Growth Stock Fund is measured by the distributions received, plus or minus the change in the net asset value per share for a given period, assuming reinvestment of all distributions. A total return percentage may be calculated by dividing the value of a share at the end of the period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an average annual total return may be calculated by finding the average annual compounded rate that would equate a hypothetical $1,000 investment to the ending redeemable value.


     Comparison of Class K's total return with alternative investments should consider differences between the class and the alternative investments, the periods and methods used in calculation of the return being compared, and the impact of taxes on alternative investments. Class K's performance may be compared to various indices. Performance and quotations from various publications may be included in sales literature and advertisements. Of course, past performance is no guarantee of future results. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.


     Advisor Growth Stock Fund invests all of its net investable assets in Growth Stock Portfolio, which has the same investment objective and substantially the same investment policies as Advisor Growth Stock Fund. Advisor Growth Stock Fund commenced operations on Feb. 14, 1997, but until Oct. 15, 1997, offered only the shares that are now designated Class K shares. The historical performance of Class K shares for the period prior to Feb. 14, 1997, and the historical performance of each other class of shares of Advisor Growth Stock Fund for all periods is based on the performance of Growth Stock Portfolio, restated to reflect the sales charges, 12b-1 fees and other expenses applicable to the class as set forth in the Fee Table, without giving effect to any fee reimbursements described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated should not be interpreted as indicative of Advisor Growth Stock Fund's future performance. The average annual total returns for the periods ended Sept. 30, 1997, for 1-year, 3-year, 5-year, and 10-year investments were 32.76%, 27.02%, 16.95%, and 12.45%, respectively.

RISKS AND INVESTMENT CONSIDERATIONS

Advisor Growth Stock Fund is designed for long-term investors who desire to participate in the stock market with more investment risk and volatility than the stock market in general, but with less investment risk and volatility than an aggressive capital appreciation fund. Growth Stock Portfolio usually allocates its investments among a number of different industries rather than concentrating in a particular industry or group of industries, but this does not eliminate all risk. It will not, however, invest more than 25% of the total value of its assets (at the time of investment) in the securities of companies in any one industry. There can be no guarantee that Advisor Growth Stock Fund or Growth Stock Portfolio will achieve its objective.

     Growth Stock Portfolio may invest up to 35% of its total assets in debt securities. Debt securities rated in the fourth highest grade may have some speculative characteristics, and changes in economic conditions or other circumstances may lead to a weakened capacity of the issuers of such securities to make principal and interest payments. Securities rated below investment grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest or repay principal.

     Growth Stock Portfolio may invest up to 25% of its total assets in foreign securities. For purposes of this limit, foreign securities exclude American Depositary Receipts (ADRs), foreign debt securities denominated in U.S. dollars, and securities guaranteed by a U.S. person. Investment in foreign securities may represent a greater degree of risk (including risk related to exchange rate fluctuations, tax provisions, exchange and currency controls, and expropriation of assets) than investment in securities of domestic issuers. Other risks of foreign investing include less complete financial information on issuers, different accounting, auditing and financial reporting standards, different settlement practices, less market liquidity, more market volatility, less developed and regulated markets, and greater political instability. In addition, various restrictions by foreign governments on investments by nonresidents may apply, including imposition of exchange controls and withholding taxes on dividends, and seizure or nationalization of investments owned by nonresidents. Foreign investments also tend to involve higher transaction and custody costs.

     Further information on investment techniques that may be employed by Growth Stock Portfolio may be found under Portfolio Investments and Strategies.

INVESTMENT RESTRICTIONS

Each of Advisor Growth Stock Fund and Growth Stock Portfolio is diversified as that term is defined in the Investment Company Act of 1940.

     Neither Advisor Growth Stock Fund nor Growth Stock Portfolio may invest more than 5% of its assets in the securities of any one issuer. This restriction applies only to 75% of the investment portfolio, and does not apply to securities of the U.S. Government or repurchase agreements /1/ for such securities. This restriction also does not prevent Advisor Growth Stock Fund from investing all of its assets in shares of another investment company (Growth Stock Portfolio) having the identical investment objective under a master/feeder structure.
-------
/1/ A repurchase agreement involves a sale of securities to Growth Stock Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, Growth Stock Portfolio could experience both losses and delays in liquidating its collateral.
-------

     Neither Advisor Growth Stock Fund nor Growth Stock Portfolio will acquire more than 10% of the outstanding voting securities of any one issuer, except that Advisor Growth Stock Fund may invest all of its assets in shares of another investment company (such as Growth Stock Portfolio) having the identical investment objective under a master/feeder structure.


     While neither Advisor Growth Stock Fund nor Growth Stock Portfolio may make loans, each may (1) purchase money market instruments and enter into repurchase agreements; (2) acquire publicly distributed or privately placed debt securities; (3) lend portfolio securities under certain conditions; and (4) participate in an interfund lending program with other Stein Roe Funds and Portfolios. Advisor Growth Stock Fund and Growth Stock Portfolio may not borrow money, except for nonleveraging, temporary, or emergency purposes or in connection with participation in the interfund lending program. Neither the aggregate borrowings (including reverse repurchase agreements) nor the aggregate loans at any one time may exceed 33 1/3% of the value of total assets. Additional securities may not be purchased when borrowings less proceeds receivable from sales of portfolio securities exceed 5% of total assets.


     Growth Stock Portfolio may invest in repurchase agreements, provided that it will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

     The policies summarized in the second, third, and fourth paragraphs under this section and the policy with respect to concentration of investments in any one industry described under Risks and Investment Considerations are fundamental policies of Advisor Growth Stock Fund and Growth Stock Portfolio and, as such, can be changed only with the approval of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940. The common investment objective of Advisor Growth Stock Fund and Growth Stock Portfolio is nonfundamental and, as such, may be changed by the Board of Trustees without shareholder approval. All of the investment restrictions are set forth in the Statement of Additional Information.

PORTFOLIO INVESTMENTS AND STRATEGIES

Debt Securities. In pursuing its investment objective, Growth Stock Portfolio may invest up to 35% of its total assets in debt securities of corporate and governmental issuers. Investment in debt securities is limited to those that are rated within the four highest grades (generally referred to as investment grade). If the rating of a security held by Growth Stock Portfolio is lost or reduced below investment grade, it is not required to dispose of the security--the Adviser will, however, consider that fact in determining whether Growth Stock Portfolio should continue to hold the security. When the Adviser deems a temporary defensive position advisable, Growth Stock Portfolio may invest, without limitation, in high-quality fixed income securities, or hold assets in cash or cash equivalents.

Foreign Securities. Growth Stock Portfolio may invest in sponsored or unsponsored ADRs. In addition to, or in lieu of, such direct investment, Growth Stock Portfolio may construct a synthetic foreign debt position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars; and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign debt position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments.


     In connection with the purchase of foreign securities, Growth Stock Portfolio may enter into foreign currency forward and futures contracts to hedge the currency risk in settlement of a particular security transaction or relative to the entire portfolio. A forward contract to purchase an amount of foreign currency sufficient to pay the purchase price of securities at settlement date involves the risk that the value of the foreign currency may decline relative to the value of the dollar prior to the settlement date. This risk is in addition to the risk that the value of the foreign security purchased may decline. Growth Stock Portfolio also may enter into foreign currency contracts as a hedging technique to limit or reduce exposure of the entire portfolio to currency fluctuations. In addition, Growth Stock Portfolio may use options and futures contracts, as described below, to limit or reduce exposure to currency fluctuations. As of Sept. 30, 1997, Growth Stock Portfolio's holdings of foreign companies amounted to 4.8% of net assets (1.6% in foreign securities and 3.2% in ADRs).


Convertible Securities. By investing in convertible securities, Growth Stock Portfolio obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible security, the Adviser will consider substantially the same criteria that would be considered in purchasing the underlying stock. Although convertible securities are frequently rated investment grade, Growth Stock Portfolio also may purchase unrated securities or securities rated below investment grade if the securities meet the Adviser's other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher-quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than investment grade convertible securities, common stock or conventional debt securities. As a result, the Adviser's own investment research and analysis tend to be more important than other factors in the purchase of convertible securities.

Lending Portfolio Securities; When-Issued and Delayed-Delivery Securities. Growth Stock Portfolio may make loans of its portfolio securities to broker-dealers and banks subject to certain restrictions described in the Statement of Additional Information. Growth Stock Portfolio may participate in an interfund lending program, subject to certain restrictions described in the Statement of Additional Information. Growth Stock Portfolio may invest in securities purchased on a when-issued or delayed-delivery basis. Although the payment terms of these securities are established at the time Growth Stock Portfolio enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. Growth Stock Portfolio will make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons.

Short Sales Against the Box. Growth Stock Portfolio may sell short securities it owns or has the right to acquire without further consideration, using a technique called selling short "against the box." Short sales against the box may protect Growth Stock Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partly offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, the Adviser does not want to sell the security. Growth Stock Portfolio does not expect to commit more than 5% of its net assets to short sales against the box. For a more complete explanation, please refer to the Statement of Additional Information.

Derivatives. Consistent with its objective, Growth Stock Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; floating rate instruments; and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency. Growth Stock Portfolio does not expect to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options.

     In seeking to achieve its desired investment objective, provide additional revenue, or hedge against changes in security prices, interest rates or currency fluctuations, Growth Stock Portfolio may:
(1) purchase and write both call options and put options on securities, indexes and foreign currencies; (2) enter into interest rate, index and foreign currency futures contracts; (3) write options on such futures contracts; and (4) purchase other types of forward or investment contracts linked to individual securities, indexes or other benchmarks. Growth Stock Portfolio may write a call or put option only if the option is covered. As the writer of a covered call option, Growth Stock Portfolio foregoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. There can be no assurance that a liquid market will exist when Growth Stock Portfolio seeks to close out a position. In addition, because futures positions may require low margin deposits, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.

     Derivatives are most often used to manage investment risk or to create an investment position indirectly because they are more efficient or less costly than direct investment. They also may be used in an effort to enhance portfolio returns.

     The successful use of Derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives. For additional information on Derivatives, please refer to the Statement of Additional Information.

Portfolio Turnover. Although Growth Stock Portfolio does not purchase securities with a view to rapid turnover, there are no limitations on the length of time portfolio securities must be held. Accordingly, the portfolio turnover rate may vary significantly from year to year, but is not expected to exceed 100% under normal market conditions. A high rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains and losses. (See Distributions and Income Taxes.)

NET ASSET VALUE


Advisor Growth Stock Fund determines the net asset value of its shares as of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., central time, or 4:00 p.m., eastern time) by dividing the difference between the value of its assets and liabilities allocable to that class by the number of shares of that class outstanding. Growth Stock Portfolio allocates net asset value, income, and expenses to Advisor Growth Stock Fund and any other of its feeder funds in proportion to their respective interests in Growth Stock Portfolio.


     Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, the net asset value of Advisor Growth Stock Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., central time, or 4:00 p.m., eastern time.

     Each security traded on a national stock exchange is valued at its last sale price on that exchange on the day of valuation or, if there are no sales that day, at the latest bid quotation. Each over-the-counter security for which the last sale price on the day of valuation is available from Nasdaq is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation.

     Long-term straight-debt obligations and securities convertible into stocks are valued at a fair value using a procedure determined in good faith by the Board of Trustees. Pricing services approved by the Board provide valuations (some of which may be "readily available market quotations"). These valuations are reviewed by the Adviser. If the Adviser believes that a valuation received from the service does not represent a fair value, it values the obligation using a method that the Board believes represents fair value. The Board may approve the use of other pricing services and any pricing service used may employ electronic data processing techniques, including a so-called "matrix" system, to determine valuations. Other assets and securities are valued by a method that the Board believes represents fair value.

HOW TO PURCHASE SHARES


You may purchase Class K shares of Advisor Growth Stock Fund shares only through intermediaries, including certain broker-dealers, bank trust departments, asset allocation programs sponsored by the Adviser, wrap fee programs, and retirement plan service providers ("Intermediaries"). The Adviser and Advisor Growth Stock Fund do not recommend, endorse, or receive payments from any Intermediary.


     Class K shares of Advisor Growth Stock Fund are offered continuously. Orders received in good order prior to the time at which Advisor Growth Stock Fund values its shares (or placed with an Intermediary before such time and transmitted by the Intermediary before Advisor Growth Stock Fund processes that day's share transactions) will be processed based on that day's closing net asset value.


Conditions of Purchase. Each purchase order for Advisor Growth Stock Fund must be accepted by an authorized officer of the Distributor or its authorized agent and is not binding until accepted and entered on the books of Advisor Growth Stock Fund. Once your purchase order has been accepted, you may not cancel or revoke it; you may, however, redeem the shares. Advisor Trust reserves the right not to accept any purchase order that it determines not to be in the best interests of Advisor Trust or of Advisor Growth Stock Fund's shareholders.

     To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, will be mailed to your household (same address). Please call 800-322-0593 if you wish to receive additional copies free of charge.


Purchases Through Intermediaries. You must purchase shares through Intermediaries. These Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by Advisor Trust. In addition, each Intermediary will establish its own procedures for the purchase of shares of Advisor Growth Stock Fund, including minimum initial and additional investments, and the acceptable methods of payment for shares. Your Intermediary may be closed on days when the NYSE is open. As a result, prices of Fund shares may be significantly affected on days when you have no access to your Intermediary to buy shares. If you wish to purchase shares, please contact your Intermediary for instructions.

HOW TO SELL (REDEEM) SHARES

You may redeem shares only through Intermediaries. Each Intermediary will establish its own procedures for the sale of shares of Advisor Growth Stock Fund. Your Intermediary may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to your Intermediary to sell shares. If you wish to redeem shares through an Intermediary, please contact the Intermediary for instructions.


Exchange Privilege. Through an account with an Intermediary, you may redeem all or any portion of your Advisor Growth Stock Fund shares and use the proceeds to purchase shares of any other Fund that is a series of Advisor Trust offered for sale in the state in which the Intermediary is located. Each Intermediary will establish its own exchange policies and procedures. In particular, individual participants of qualified retirement plans may exchange shares through the plan sponsor or administrator. Those participants may exchange shares only for shares of the same class of other Advisor Trust Funds that are included in the plan. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. Before exchanging into another Advisor Trust Fund, you should obtain the prospectus for the Advisor Trust Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made. Advisor Growth Stock Fund reserves the right to suspend, limit, modify, or terminate the Exchange Privilege or its use in any manner by any person or class; Intermediaries would be notified of such a change.


General Redemption Policies. Advisor Growth Stock Fund will terminate the exchange privilege as to a particular shareholder if the Adviser determines, in its sole discretion, that the shareholder's exchange activity is likely to adversely impact the Adviser's ability to manage the investment portfolio in accordance with the investment objectives or otherwise harm Advisor Growth Stock Fund or its remaining shareholders. Advisor Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.

     The price at which your redemption order will be executed is the net asset value next determined after proper redemption instructions are received by the Intermediary. (See Net Asset Value.) Because the redemption price you receive depends upon the net asset value per share at the time of redemption, it may be more or less than the price you originally paid for the shares and may result in a realized capital gain or loss.


     Advisor Trust will pay redemption proceeds as soon as practicable, and in no event later than seven days after proper instructions are received. However, for shares recently purchased by check, the Fund will delay sending proceeds 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonest purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by certified check or other immediately available funds. (See Distributions and Income Taxes.)


DISTRIBUTIONS AND INCOME TAXES

Distributions. Income dividends are declared and paid annually. Advisor Growth Stock Fund intends to distribute by the end of each calendar year at least 98% of any net capital gains realized from the sale of securities during the 12-month period ended Oct. 31 in that year. Advisor Growth Stock Fund intends to distribute any undistributed net investment income and net realized capital gains in the following year.


     All income dividends and capital gains distributions on shares of Advisor Growth Stock Fund will be reinvested in additional shares of the same class unless your Intermediary elects to have distributions paid by check. Reinvestment normally occurs on the payable date. Regardless of your election, distributions of $10 or less will not be paid by check to the shareholder, but will be reinvested in additional shares of the same class of Advisor Growth Stock Fund at net asset value. If a shareholder elected to receive dividends and/or capital gains distributions in cash and the postal or other delivery service selected by the transfer agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. The Advisor reserves the right to reinvest the proceeds and future distributions in additional shares of the Fund if checks mailed to you for distributions are returned as undeliverable or are not presented for payment within six months. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Fund for instructions.


Income Taxes. For federal income tax purposes, Advisor Growth Stock Fund is treated as a separate taxable entity distinct from the other series of Advisor Trust. Advisor Growth Stock Fund intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, so that it will be relieved of federal income tax on that part of its net investment income and net capital gains that are distributed to shareholders.

     Generally distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions to plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans.

     The Taxpayer Relief Act of 1997 (the "Act") reduced from 28% to 20% the maximum tax rate on long-term capital gains. This reduced rate generally applies to securities held for more than 18 months and sold after July 28, 1997, and securities held for more than one year and sold between May 6, 1997 and July 29, 1997.

     If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is, in effect, a partial return of the amount invested.

     This section is not intended to be a full discussion of income tax laws and their effect on shareholders. You may wish to consult your own tax advisor.

MANAGEMENT

Trustees and Investment Adviser. The Board of Trustees of Advisor Trust and the Board of Trustees of Base Trust have overall management responsibility for Advisor Growth Stock Fund and Growth Stock Portfolio, respectively. See Management in the Statement of Additional Information for the names of and other information about the trustees and officers. Since Advisor Trust and Base Trust have the same trustees, the trustees have adopted conflict of interest procedures to monitor and address potential conflicts between the interests of Advisor Growth Stock Fund and Growth Stock Portfolio and other feeder funds investing in Growth Stock Portfolio that share a common Board of Trustees with Advisor Trust and Base Trust.

     The Adviser, Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, Illinois 60606, is responsible for managing the investment portfolio of Growth Stock Portfolio and the business affairs of Advisor Growth Stock Fund, Growth Stock Portfolio, Advisor Trust, and Base Trust, subject to the direction of the respective Board. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser and its predecessor have advised and managed mutual funds since 1949. The Adviser is a wholly owned indirect subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company.


Portfolio Managers. Erik P. Gustafson has been portfolio manager of Growth Stock Portfolio since its inception in 1997 and had managed its predecessor since 1994. Mr. Gustafson is a senior vice president of the Adviser, having joined it in 1992. From 1989 to 1992 he was an attorney with Fowler, White, Burnett, Hurley, Banick & Strickroot. He holds a B.A. from the University of Virginia (1985) and M.B.A. and J.D. degrees from Florida State University (1989). As of Sept. 30, 1997, Mr. Gustafson was responsible for managing $1.3 billion in mutual fund net assets. David P. Brady is associate portfolio manager. Mr. Brady is a vice president of the Adviser, which he joined in 1993, and was an equity investment analyst with State Farm Mutual Automobile Insurance Company from 1986 to 1993. A chartered financial analyst, Mr. Brady earned a B.S. in Finance, graduating Magna Cum Laude, from the University of Arizona (1986), and an M.B.A. from the University of Chicago (1989).

Fees and Expenses. The Adviser is entitled to receive a monthly administrative fee from Advisor Growth Stock Fund, computed and accrued daily, at an annual rate of 0.15% of the first $500 million of average net assets, 0.125% of the next $500 million, and 0.10% thereafter; and a monthly management fee from Growth Stock Portfolio, computed and accrued daily, at an annual rate of 0.60% of the first $500 million of average net assets, 0.55% of the next $500 million, and 0.50% thereafter. However, as noted above under Fee Table, the Adviser may voluntarily undertake to reimburse Advisor Growth Stock Fund for a portion of its operating expenses and its pro rata share of Growth Stock Portfolio's operating expenses. For the period ended Sept. 30, 1997, total expenses (annualized and net of reimbursement by the Adviser) amounted to 1.35%. At Sept. 30, 1997, Advisor Growth Stock Fund owned 0.04% of Growth Stock Portfolio.


     Under a separate agreement with each Trust, the Adviser provides certain accounting and bookkeeping services to Advisor Growth Stock Fund and Growth Stock Portfolio including computation of net asset value and calculation of its net income and capital gains and losses on disposition of assets.

     In addition, the Adviser is free to make additional payments out of its own assets to promote the sale of shares of Advisor Growth Stock Fund.

Portfolio Transactions. The Adviser places the orders for the purchase and sale of portfolio securities and options and futures contracts for Growth Stock Portfolio. In doing so, the Adviser seeks to obtain the best combination of price and execution, which involves a number of judgmental factors.

Transfer Agent and Shareholder Services. Colonial Investors Service Center, Inc. ("Transfer Agent"), P. O. Box 1722, Boston, Massachusetts 02105, an indirect subsidiary of Liberty Financial, is the agent of Advisor Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records.

Some Intermediaries that maintain nominee accounts with Advisor Growth Stock Fund for their clients who are Fund shareholders may be paid by the Transfer Agent for shareholder servicing and accounting services they provide with respect to the underlying Fund shares.


Distributor. Class K shares of Advisor Growth Stock Fund are offered for sale through Liberty Financial Investments, Inc. ("Distributor") without any sales commissions. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The business address of the Distributor is One Financial Center, Boston, Massachusetts 02111; however, all Fund correspondence (including purchase and redemption orders) should be mailed to Colonial Investors Service Center, Inc., the Transfer Agent, at P.O. Box 1722, Boston, Massachusetts 02105.

     The trustees of Advisor Trust have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). With respect to Class K shares, the Plan provides that as compensation for expenses related to the promotion and distribution of shares of Advisor Growth Stock Fund including its expenses related to sale and promotion of Fund shares and to servicing of the shares, the Distributor receives from Advisor Growth Stock Fund a servicing and/or distribution fee at an annual rate not exceeding 0.25% of the average net assets attributable to Class K shares. The Distributor generally pays this compensation to institutions that distribute Fund shares and provide services to Advisor Growth Stock Fund and its shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by Advisor Growth Stock Fund during any year may be more or less than the cost of distribution or other services provided to Advisor Growth Stock Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative sales charges paid.


Custodian. State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, Massachusetts 02101, is the custodian for Advisor Growth Stock Fund and Growth Stock Portfolio. Foreign securities are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network or foreign depositories used by such members. (See Custodian in the Statement of Additional Information.)

ORGANIZATION AND DESCRIPTION OF SHARES


Advisor Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated July 31, 1996, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either Advisor Trust's shareholders or its trustees. Advisor Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, 10 series are authorized and outstanding.


     Under Massachusetts law, shareholders of a Massachusetts business trust such as Advisor Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against, Advisor Trust or any particular series shall look only to the assets of Advisor Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of Advisor Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and Advisor Trust was unable to meet its obligations.

     The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of Advisor Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

MASTER FUND/FEEDER FUND:  STRUCTURE AND RISK FACTORS

Advisor Growth Stock Fund, an open-end management investment company, seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of Advisor Growth Stock Fund. The initial shareholder of Advisor Growth Stock Fund approved this policy of permitting Advisor Growth Stock Fund to act as a feeder fund by investing in Growth Stock Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of Advisor Growth Stock Fund and Growth Stock Portfolio. The management and expenses of both Advisor Growth Stock Fund and Growth Stock Portfolio are described under Fee Table and Management. Advisor Growth Stock Fund bears its proportionate share of Portfolio expenses.

     The Adviser has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

     SR&F Growth Stock Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that Advisor Growth Stock Fund and other investors in Growth Stock Portfolio will each be liable for all obligations of Growth Stock Portfolio that are not satisfied by the Portfolio. However, the risk of Advisor Growth Stock Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and Growth Stock Portfolio itself were unable to meet its obligations. Accordingly, the trustees of Advisor Trust believe that neither Advisor Growth Stock Fund nor its shareholders will be adversely affected by reason of Advisor Growth Stock Fund's investing in Growth Stock Portfolio.

     The Declaration of Trust of Base Trust provides that Growth Stock Portfolio will terminate 120 days after the withdrawal of Advisor Growth Stock Fund or any other investor in Growth Stock Portfolio, unless the remaining investors vote to agree to continue the business of Growth Stock Portfolio. The trustees of Advisor Trust may vote Advisor Growth Stock Fund's interests in Growth Stock Portfolio for such continuation without approval of Advisor Growth Stock Fund's shareholders.

     The common investment objective of Advisor Growth Stock Fund and Growth Stock Portfolio is nonfundamental and may be changed without shareholder approval. The fundamental policies of Advisor Growth Stock Fund and the corresponding fundamental policies of Growth Stock
Portfolio can be changed only with shareholder approval.

     If Advisor Growth Stock Fund, as a Portfolio investor, is requested to vote on a proposed change in fundamental policy of Growth Stock Portfolio or any other matter pertaining to Growth Stock Portfolio (other than continuation of the business of Growth Stock Portfolio after withdrawal of another investor), Advisor Growth Stock Fund will solicit proxies from its shareholders and vote its interest in Growth Stock Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Advisor Growth Stock Fund shareholders. Advisor Growth Stock Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all Growth Stock Portfolio investors. If other investors hold a majority interest in Growth Stock Portfolio, they could have voting control over Growth Stock Portfolio.

     In the event that Growth Stock Portfolio's fundamental policies were changed so as to be inconsistent with those of Advisor Growth Stock Fund, the Board of Trustees of Advisor Trust would consider what action might be taken, including changes to Advisor Growth Stock Fund's fundamental policies, withdrawal of Advisor Growth Stock Fund's assets from Growth Stock Portfolio and investment of such assets in another pooled investment entity, or the retention of another investment adviser. Any of these actions would require the approval of Advisor Growth Stock Fund's shareholders. Advisor Growth Stock Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of Advisor Growth Stock Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to Advisor Growth Stock Fund. Should such a distribution occur, Advisor Growth Stock Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for Advisor Growth Stock Fund and could affect the liquidity of Advisor Growth Stock Fund.

     Each investor in Growth Stock Portfolio, including Advisor Growth Stock Fund, may add to or reduce its investment in Growth Stock Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in Growth Stock Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in Growth Stock Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in Growth Stock Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of Growth Stock Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in Growth Stock Portfolio by all investors in Growth Stock Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in Growth Stock Portfolio as of the close of business.

     Base Trust may permit other investment companies and/or other institutional investors to invest in Growth Stock Portfolio, but members of the general public may not invest directly in Growth Stock Portfolio. Other investors in Growth Stock Portfolio are not required to sell their shares at the same public offering price as Advisor Growth Stock Fund, might incur different administrative fees and expenses than Advisor Growth Stock Fund, and their shares might be sold with a sales commission. Therefore, Advisor Growth Stock Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in Growth Stock Portfolio. Investment by such other investors in Growth Stock Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the Portfolio's operating expenses as a percentage of its net assets. Conversely, large-scale redemptions by any such other investors in Growth Stock Portfolio could result in untimely liquidations of Growth Stock Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of Growth Stock Portfolio as a percentage of its net assets. As a result, Growth Stock Portfolio's security holdings may become less diverse, resulting in increased risk.

     Growth Stock Portfolio commenced operations in Feb. 1997 when Stein Roe Growth Stock Fund, a mutual fund that, together with its corporate predecessor, had invested directly in securities since 1958, converted into a feeder fund by investing all of its assets in the Portfolio. Currently Stein Roe Growth Stock Fund, which is a series of Stein Roe Investment Trust, is the only other investment company investing in Growth Stock Portfolio. Information regarding any investment company that may invest in Growth Stock Portfolio in the future may be obtained by writing to SR&F Base Trust, Suite 3200, One South Wacker Drive, Chicago, Illinois 60606, or by calling 800-338-2550. The Adviser may provide administrative or other services to one or more of such investors.

FOR MORE INFORMATION

For more information about Advisor Growth Stock Fund, call Retirement Services at 800-322-1130 or Advisor/Broker Services at 800-322-0593.
                         ______________________

     Statement of Additional Information Dated Feb. 2, 1998


                   STEIN ROE ADVISOR TRUST
  Suite 3200, One South Wacker Drive, Chicago, Illinois  60606


               Stein Roe Advisor Balanced Fund
               Stein Roe Advisor Growth & Income Fund
               Stein Roe Advisor Special Fund
               Stein Roe Advisor Special Venture Fund
               Stein Roe Advisor International Fund

     This Statement of Additional Information is not a prospectus, but provides additional information that should be read in conjunction with each Fund's prospectus dated Feb. 2, 1998, and any supplements thereto ("Prospectus"). A Prospectus may be obtained at no charge by calling the Adviser. For additional information, call Retirement Services at 800-322-1130 or Advisor/Broker Services at 800-322-0593.


                     TABLE OF CONTENTS
                                                       Page

General Information and History..........................2
Investment Policies......................................3
  Stein Roe Advisor Balanced Fund........................3
  Stein Roe Advisor Growth & Income Fund.................3
  Stein Roe Advisor Special Fund.........................4
  Stein Roe Advisor Special Venture Fund.................4
  Stein Roe Advisor International Fund...................5
Portfolio Investments and Strategies.....................6
Investment Restrictions.................................24
Additional Investment Considerations....................27
Management..............................................28
Financial Statements....................................31
Principal Shareholders..................................31
Investment Advisory Services............................31
Custodian...............................................33
Independent Public Accountants..........................34
Distributor.............................................34
Transfer Agent and Shareholder Servicing................36
Purchases and Redemptions...............................36
Portfolio Transactions..................................37
Additional Income Tax Considerations....................39
Investment Performance..................................40
Appendix--Ratings.......................................45


                GENERAL INFORMATION AND HISTORY


     The five mutual funds listed on the cover page (referred to collectively as the "Funds") are separate series of Stein Roe Advisor Trust ("Advisor Trust"). Each Fund offers one class of shares, Class
K. On Sept. 13, 1996, the spelling of the name of the Trust was changed from Stein Roe Adviser Trust to Stein Roe Advisor Trust.

     Currently 10 series of Advisor Trust are authorized and outstanding. Each share of a series, without par value, is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a series have equal rights in the event of liquidation of that series. Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, Advisor Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, Advisor Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if Advisor Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of Advisor Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.


Special Considerations Regarding Master Fund/Feeder Fund Structure

     Each Fund acts as a "feeder fund" rather than investing in securities directly; that is, it seeks to achieve its objective by pooling its assets with those of other investment companies for investment in a separate "master fund" having the same investment objective and substantially the same investment policies as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. Each master fund is a series of SR&F Base Trust ("Base Trust") (the master funds are referred to collectively as the "Portfolios"). For more information, please refer to each Fund's Prospectus under the caption Master Fund/Feeder Fund:
Structure and Risk Factors.

     Stein Roe & Farnham Incorporated (the "Adviser") provides administrative and accounting and recordkeeping services to each Fund and each Portfolio and provides investment advisory services to each Portfolio.

                        INVESTMENT POLICIES

     In pursuing its respective objective, each Portfolio will invest as described below and may employ the investment techniques described under Portfolio Investments and Strategies. The investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities." /1/
------
/1/ A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.
------

Stein Roe Advisor Balanced Fund

     Stein Roe Advisor Balanced Fund ("Advisor Balanced Fund") seeks to achieve its objective by investing in SR&F Balanced Portfolio ("Balanced Portfolio"). Their common investment objective is to seek long-term growth of capital and current income, consistent with reasonable investment risk. Balanced Portfolio allocates its investments among equities, debt securities and cash. The portfolio manager determines those allocations based on the views of the Adviser's investment strategists regarding economic, market and other factors relative to investment opportunities.

     The equity portion of the investment portfolio is invested primarily in well-established companies having market capitalizations in excess of $1 billion. Fixed-income senior securities will make up at least 25% of Balanced Portfolio's total assets. Investments in debt securities are limited to those that are within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable quality.

Stein Roe Advisor Growth & Income Fund

     Stein Roe Advisor Growth & Income Fund ("Advisor Growth & Income Fund") seeks to achieve its objective by investing in SR&F Growth & Income Portfolio ("Growth & Income Portfolio"). Their common investment objective is to provide both growth of capital and current income. Advisor Growth & Income Fund is designed for investors seeking a diversified portfolio of securities that offers the opportunity for long-term growth of capital while also providing a steady stream of income. Growth & Income Portfolio invests primarily in well-established companies whose common stocks are believed to have both the potential to appreciate in value and to pay dividends to shareholders.

     Although it may invest in a broad range of securities (including common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and warrants or rights to purchase common stocks), normally Growth & Income Portfolio emphasizes investments in equity securities of companies having market capitalizations in excess of $1 billion. Securities of these well-established companies are believed to be generally less volatile than those of companies with smaller capitalizations because companies with larger capitalizations tend to have experienced management; broad, highly diversified product lines; deep resources; and easy access to credit.



Stein Roe Advisor Special Fund

     Stein Roe Advisor Special Fund ("Advisor Special Fund") seeks to achieve its objective by investing in SR&F Special Portfolio ("Special Portfolio"). Their common investment objective is to invest in securities selected for possible capital appreciation. Particular emphasis is placed on securities that are considered to have limited downside risk relative to their potential for above-average growth, including securities of undervalued, underfollowed or out-of-favor companies, and companies that are low-cost producers of goods or services, financially strong or run by well-respected managers.
Special Portfolio may invest more than 5% of its net assets in securities of seasoned, established companies that appear to have appreciation potential, as well as securities of relatively small, new companies. In addition, it may invest in securities with limited marketability, new issues of securities, securities of companies that, in the Adviser's opinion, will benefit from management change, new technology, new product or service development or change in demand, and other securities that the Adviser believes have capital appreciation possibilities; however, Special Portfolio does not currently intend to invest more than 5% of its net assets in any of these types of securities. Securities of smaller, newer companies may be subject to greater price volatility than securities of larger, more well-established companies. In addition, many smaller companies are less well known to the investing public and may not be as widely followed by the investment community. Although Special Portfolio invests primarily in common stocks, it may also invest in other equity-type securities, including preferred stocks and securities convertible into equity securities.

Stein Roe Advisor Special Venture Fund

     Stein Roe Advisor Special Venture Fund ("Advisor Special Venture Fund") seeks to achieve its objective by investing in SR&F Special Venture Portfolio ("Special Venture Portfolio"). Their common investment objective is to seek long-term capital appreciation. Special Venture Portfolio invests primarily in a diversified portfolio of common stocks and other equity-type securities (such as preferred stocks, securities convertible or exchangeable for common stocks, and warrants or rights to purchase common stocks) of entrepreneurially managed companies that the Adviser believes represent special opportunities. Special Venture Portfolio emphasizes investments in financially strong small and medium-sized companies based principally on appraisal of their management and stock valuations. The Adviser considers "small" and "medium-sized" companies to be those with market capitalizations of less than $1 billion and $1 to $3 billion, respectively.

     In both its initial and ongoing appraisals of a company's management, the Adviser seeks to know both the principal owners and senior management and to assess their business judgment and strategies through personal visits. The Adviser favors companies whose management has an owner/operator, risk-averse orientation and a demonstrated ability to create wealth for investors. Attractive company characteristics include unit growth, favorable cost structures or competitive positions, and financial strength that enables management to execute business strategies under difficult conditions. A company is attractively valued when its stock can be purchased at a meaningful discount to the value of the underlying business.

Stein Roe Advisor International Fund

     Stein Roe Advisor International Fund ("Advisor International Fund") pursues its objective by investing in SR&F International Portfolio ("International Portfolio"). Their common investment objective is to seek long-term growth of capital. International Portfolio seeks to achieve this objective by investing primarily in a diversified portfolio of foreign securities. Current income is not a primary factor in the selection of portfolio securities. International Portfolio invests primarily in common stocks and other equity-type securities (such as preferred stocks, securities convertible or exchangeable for common stocks, and warrants or rights to purchase common stocks). International Portfolio may invest in securities of smaller emerging companies as well as securities of well-seasoned companies of any size. Smaller companies, however, involve higher risks in that they typically have limited product lines, markets, and financial or management resources. In addition, the securities of smaller companies may trade less frequently and have greater price fluctuation than larger companies, particularly those operating in countries with developing markets.

     International Portfolio diversifies its investments among several countries and does not concentrate investments in any particular industry. In pursuing its objective, International Portfolio varies the geographic allocation and types of securities in which it invests based on the Adviser's continuing evaluation of economic, market, and political trends throughout the world. While International Portfolio has not established limits on geographic asset distribution, it ordinarily invests in the securities markets of at least three countries outside the United States, including but not limited to Western European countries (such as Belgium, France, Germany, Ireland, Italy, The Netherlands, the countries of Scandinavia, Spain, Switzerland, and the United Kingdom); countries in the Pacific Basin (such as Australia, Hong Kong, Japan, Malaysia, the Philippines, Singapore, and Thailand); and countries in the Americas (such as Argentina, Brazil, Colombia, and Mexico). In addition, it does not currently intend to invest more than 2% of its total assets in Russian securities.

     Under normal market conditions, International Portfolio will invest at least 65% of its total assets (taken at market value) in foreign securities. If, however, investments in foreign securities appear to be relatively unattractive in the judgment of the Adviser because of current or anticipated adverse political or economic conditions, International Portfolio may hold cash or invest any portion of its assets in securities of the U.S. Government and equity and debt securities of U.S. companies, as a temporary defensive strategy. To meet liquidity needs, International Portfolio may also hold cash in domestic and foreign currencies and invest in domestic and foreign money market securities (including repurchase agreements and "synthetic" foreign money market positions).

     In the past, the U.S. Government has from time to time imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as International Portfolio. If such restrictions should be reinstated, it might become necessary for International Portfolio to invest all or substantially all of its assets in U.S. securities. In such an event, International Portfolio would review its investment objective and policies to determine whether changes are appropriate.

              PORTFOLIO INVESTMENTS AND STRATEGIES

Debt Securities

     In pursuing its investment objective, each Portfolio may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the investment portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.


     Investments in debt securities by Growth & Income Portfolio, Balanced Portfolio, and International Portfolio are limited to those that are within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, deemed to be of comparable quality by the Adviser. Each of Special Venture Portfolio and Special Portfolio may invest up to 35% of its net assets in debt securities, but none expects to invest more than 5% of its net assets in debt securities that are rated below investment grade.


     Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by a Portfolio is lost or reduced below investment grade, the Portfolio is not required to dispose of the security, but the Adviser will consider that fact in determining whether that Portfolio should continue to hold the security.

     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds."

     When the Adviser determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, the Portfolios may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

Derivatives

     Consistent with its objective, each Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, floating rate instruments, and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

     Derivatives are most often used to manage investment risk or to create an investment position indirectly because it is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

     The successful use of Derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

     No Portfolio, other than International Portfolio, currently intends to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options. International Portfolio currently intends to invest no more than 5% of its net assets in any type of Derivative other than options, futures contracts, futures options, and forward contracts. (See Options and Futures below.)

     Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by a Portfolio on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

     Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are pre-paid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

     Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

     Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

Convertible Securities

     By investing in convertible securities, a Portfolio obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, the Adviser will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by a Portfolio are frequently rated investment grade, each Portfolio may purchase unrated securities or securities rated below investment grade if the securities meet the Adviser's other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, the Adviser's own investment research and analysis tends to be more important in the purchase of such securities than other factors.

Foreign Securities

     Each Portfolio other than International Portfolio, which invests primarily in foreign securities, may invest up to 25% of its total assets in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Portfolios may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, a Portfolio is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. No Portfolio, other than International Portfolio, intends to invest more than 5% of its net assets in unsponsored ADRs. International Portfolio may also purchase foreign securities in the form of European Depositary Receipts (EDRs) or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. EDRs are European receipts evidencing a similar arrangement.
Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, a Portfolio's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

     Although the Portfolios will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     The Portfolios' foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Portfolio arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Portfolio to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. A Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Portfolio. No Portfolio may engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, a Portfolio may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency a Portfolio is obligated to deliver.

     If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Portfolio of unrealized profits or force the Portfolio to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     Synthetic Foreign Money Market Positions. International Portfolio may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, International Portfolio may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency money market instruments. The result of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, the synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the policy that, under normal conditions, International Portfolio will invest at least 65% of its total assets in foreign securities.

Lending of Portfolio Securities

     Subject to restriction (5) under Investment Restrictions in this Statement of Additional Information, each Portfolio may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Portfolio would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in the Adviser's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and
(c) expenses of enforcing its rights.

Repurchase Agreements

     Each Portfolio may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to a Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, a Portfolio could experience both losses and delays in liquidating its collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase
Agreements

     Each Portfolio may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Portfolio enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed.
The Portfolios make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons. No Portfolio currently intends to make commitments to purchase when-issued securities in excess of 5% of its net assets. International Portfolio may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

     Each Portfolio may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Portfolio is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

     At the time a Portfolio enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Portfolio having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Portfolio and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

Short Sales "Against the Box"

     Each Portfolio may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. A Portfolio may make short sales of securities only if at all times when a short position is open the Portfolio owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

     In a short sale against the box, a Portfolio does not deliver from its portfolio the securities sold. Instead, the Portfolio borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Portfolio, to the purchaser of such securities. The Portfolio is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Portfolio must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. A Portfolio is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. A Portfolio may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect a Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time a Portfolio replaces the borrowed security, the Portfolio will incur a loss and if the price declines during this period, the Portfolio will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Portfolio may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which a Portfolio is able to enter into short sales. There is no limitation on the amount of each Portfolio's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. Balanced Portfolio may invest up to 20% of its total assets in short sales against the box; no other Portfolio will invest more than 5% of its total assets in short sales against the box.

Rule 144A Securities

     Each Portfolio may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That Rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction on investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. No Portfolio expects to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by the Adviser.

Swaps, Caps, Floors and Collars

     Each Portfolio may enter into swaps and may purchase or sell related caps, floors and collars. A Portfolio would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Portfolios intend to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream they may be obligated to pay.

     A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Portfolio's exposure to changes in the value of an index of securities in which a Portfolio might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. Each Portfolio may enter into any form of swap agreement if the Adviser determines it is consistent with its investment objective and policies.

     A swap agreement tends to shift investment exposure from one type of investment to another. For example, if a Portfolio agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase its exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Portfolio's investments and its net asset value.

     The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from a Portfolio. If a swap agreement calls for payments by a Portfolio, it must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. No Portfolio will enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Corporation or Moody's or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Adviser.

     The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

     At the time a Portfolio enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets of the Portfolio having a value at least as great as the commitment underlying the obligations will be segregated on its books and held by the custodian throughout the period of the obligation.

Line of Credit

     Subject to restriction (6) under Investment Restrictions in this Statement of Additional Information, each Portfolio may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

Interfund Borrowing and Lending Program

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund has received permission to lend money to, and borrow money from, other mutual funds advised by the Adviser. A Fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

Portfolio Turnover

     Although the Portfolios do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. At times, Special Portfolio may invest for short-term capital appreciation. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Portfolios' flexibility of investment and emphasis on growth of capital, they may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in a Portfolio, if it should occur, would result in increased transaction expenses, which must be borne by that Portfolio. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. (See Risks and Investment Considerations and Distributions and Income Taxes in each Fund's Prospectus, and Additional Income Tax Considerations in this Statement of Additional Information.)

Options on Securities and Indexes

     Each Portfolio may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. Each Portfolio may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Portfolio will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by a Portfolio expires, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Portfolio expires, the Portfolio realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Portfolio desires.

     A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by a Portfolio is an asset of the Portfolio, valued initially at the premium paid for the option. The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Portfolio foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by a Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts

     Each Portfolio may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index /2/ at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.
------
/2/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
------

     The Portfolios may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Portfolio might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Portfolio's securities or the price of the securities that the Portfolio intends to purchase. Although other techniques could be used to reduce or increase that Portfolio's exposure to stock price, interest rate and currency fluctuations, the Portfolio may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     Each Portfolio will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on the Adviser correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, a Portfolio's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the Adviser might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. A Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Portfolio does not represent a borrowing or loan by the Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

     Each Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio engaging in the transaction realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio engaging in the transaction realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

Risks Associated with Futures


     There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the investment portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Portfolio's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.


     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures or futures option position. The Portfolio would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures

     If other options, futures contracts, or futures options of types other than those described herein are traded in the future, each Portfolio may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Portfolio's investment objective.

     A Portfolio will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Portfolio plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," /3/ would exceed 5% of the Portfolio's total assets.
------
/3/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
------

     When purchasing a futures contract or writing a put option on a futures contract, a Portfolio must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Portfolio.

     A Portfolio may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Portfolio has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," each Portfolio will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of a Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

Taxation of Options and Futures

     If a Portfolio exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold
(put). For cash settlement options and futures options exercised by a Portfolio, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by a Portfolio is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased
(put). For cash settlement options and futures options written by a Portfolio, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Portfolio was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If a Portfolio writes an equity call option /4/ other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.
------
/4/ An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).
------

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Portfolio delivers securities under a futures contract, the Portfolio also realizes a capital gain or loss on those securities.

     For federal income tax purposes, a Portfolio generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Portfolio:
(1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     If a Portfolio were to enter into a short index future, short index futures option or short index option position and the Portfolio's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Portfolio's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

     Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the other investments, and shareholders are advised of the nature of the payments.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                  INVESTMENT RESTRICTIONS

     The Funds and the Portfolios operate under the following investment restrictions. No Fund or Portfolio may:

     (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

     (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

     (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of
(a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

     (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, /5/ except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or
-------
/5/ For purposes of this investment restriction, International Portfolio uses industry classifications contained in Morgan Stanley Capital International Perspective, which is published by Morgan Stanley, an international investment banking and brokerage firm.
-------

     (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     The above restrictions (other than bracketed portions thereof and, in the case of Advisor Special Fund and Special Portfolio, other than restrictions 1 and 2) are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. The Funds and the Portfolios (and, in the case of Advisor Special Fund and Special Portfolio, together with restrictions 1 and 2 above) are also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent a Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. No Fund or Portfolio may:

     (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

     (b) invest in companies for the purpose of exercising control or management;

     (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

     (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange or [Advisor International Fund and International Portfolio only] a recognized foreign exchange;

     (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

     (f) [all Funds and Portfolios except Advisor International Fund and International Portfolio] invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

     (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

     (h) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities the it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

     (i) [all Funds and Portfolios except Advisor International Fund and International Portfolio] invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; [Advisor International Fund and International Portfolio only] invest more than 10% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

     (j) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

     Notwithstanding the foregoing investment restrictions, International Portfolio may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in International Portfolio's ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in International Portfolio's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, International Portfolio may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of International Portfolio's portfolio securities with the result that International Portfolio would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.

             ADDITIONAL INVESTMENT CONSIDERATIONS

     The Adviser seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to build wealth for generations, it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns, as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

     In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

     In addition, the Adviser believes that investment in a high yield fund provides an opportunity to diversify an investment portfolio because the economic factors that affect the performance of high-yield, high-risk debt securities differ from those that affect the performance of high-quality debt securities or equity securities.

                          MANAGEMENT

     The following table sets forth certain information with respect to the trustees and officers of Advisor Trust:


                              Position(s) held         Principal occupation(s)
Name                     Age  with Advisor Trust       during past five years
------------------       ---  -----------------------  --------------------------
William D. Andrews  (4)  50  Executive Vice-President  Executive vice president of
                                                       Stein Roe & Farnham
                                                       Incorporated (the "Adviser")

Gary A. Anetsberger (4)  42  Senior Vice-President     Chief financial officer of the Mutual
                                                       Funds division of the Adviser; senior
                                                       vice president of the Adviser since
                                                       Apr. 1996; vice president of the
                                                       Adviser prior thereto

Timothy K. Armour        49  President; Trustee        President of the Mutual Funds division
  (1)(2)(4)                                            of the Adviser and director of the
                                                       Adviser

Bruno Bertocci           43  Vice-President            Vice president of Colonial Management
                                                       Associates, Inc. since Jan. 1996;
                                                       senior vice president of the Adviser
                                                       since May, 1995; global equity
                                                       portfolio manager with Rockefeller &
                                                       Co. prior thereto

William W. Boyd          71  Trustee                   Chairman and director of Sterling
  (2)(3)(4)                                            Plumbing Group, Inc. (manufacturer of
                                                       plumbing products)

David P. Brady           34  Vice-President            Vice president of the Adviser since
                                                       Nov., 1995; portfolio manager for the
                                                       Adviser since 1993; equity investment
                                                       analyst, State Farm Mutual Automobile
                                                       Insurance Company prior thereto

Thomas W. Butch (4)      41  Executive Vice-President  Senior vice president of the Adviser since Sept. 1994; first vice
                                                       president, corporate communications,
                                                       of Mellon Bank Corporation prior
                                                       thereto

Daniel K. Cantor         38  Vice-President            Senior vice president of the Adviser

Lindsay Cook (1)(4)      45  Trustee                   Executive vice president of Liberty
                                                       Financial Companies, Inc. (the
                                                       indirect parent of the Adviser) since
                                                       Mar. 1997; senior vice president prior
                                                       thereto

Philip J. Crosley        51  Vice-President            Senior vice president of the Adviser
                                                       since Feb., 1996; vice president,
                                                       institutional sales  - advisor sales,
                                                       Invesco Funds Group prior thereto

Erik P. Gustafson        34  Vice-President            Senior portfolio manager of the
                                                       Adviser; senior vice president of the
                                                       Adviser since Apr. 1996; vice
                                                       president of the Adviser from May,
                                                       1994 to Apr. 1996; associate of the
                                                       Adviser prior thereto

Douglas A. Hacker (3)(4) 42  Trustee                   Senior vice president and chief
                                                       financial officer of United Airlines,
                                                       since July, 1994; senior vice
                                                       president, finance, United Airlines,
                                                       Feb. 1993 to July, 1994; vice
                                                       president, American Airlines prior
                                                       thereto

Loren A. Hansen (4)      49  Executive Vice-President  Executive vice president of the
                                                       Adviser since Dec., 1995; vice
                                                       president of The Northern Trust (bank)
                                                       prior thereto
David P. Harris          33  Vice-President            Vice president of Colonial Management
                                                       Associates, Inc. since Jan. 1996;
                                                       vice president of the Adviser since
                                                       May, 1995; global equity portfolio
                                                       manager with Rockefeller & Co. prior
                                                       thereto

Harvey B. Hirschhorn     48  Vice-President            Executive vice president, senior
                                                       portfolio manager, and chief economist
                                                       and investment strategist of the
                                                       Adviser; director of research of the
                                                       Adviser, 1991 to 1995

Janet Langford Kelly     40  Trustee                   Senior vice president, secretary and
  (3) (4)                                              general counsel of Sara Lee
                                                       Corporation (branded, packaged,
                                                       consumer-products manufacturer) since
                                                       1995; partner, Sidley & Austin (law
                                                       firm) prior thereto

Michael T. Kennedy       35  Vice-President            Senior vice president of the Adviser
                                                       since Oct. 1994; vice president of the
                                                       Adviser prior thereto

Stephen F. Lockman       36  Vice-President            Senior vice president, portfolio
                                                       manager, and credit analyst of the
                                                       Adviser; portfolio manager for
                                                       Illinois State Board of Investment
                                                       prior thereto

Eric S. Maddix           34  Vice-President            Vice president of the Adviser since
                                                       Nov. 1995; portfolio manager or
                                                       research assistant for the Adviser
                                                       since 1987

M. Jane McCart           42  Vice-President            Senior vice president of the Adviser

John S. McLandsborough   30  Vice-President            Portfolio manager for the Adviser
                                                       since Apr. 1996; securities analyst,
                                                       CS First Boston from June, 1993 to
                                                       Dec. 1995; securities analyst,
                                                       National City Bank of Cleveland from
                                                       Nov. 1992 to June, 1993

Anne E. Marcel           40  Vice-President            Vice president of the Adviser since
                                                       Apr. 1996; manager, mutual fund sales
                                                       & services of the Adviser since Oct.
                                                       1994; supervisor of the Counselor
                                                       Department of the Adviser prior
                                                       thereto

Arthur J. McQueen        39  Vice-President            Senior vice president of the Adviser

Lynn C. Maddox           57  Vice-President            Senior vice president of the Adviser

Charles R. Nelson (3)(4) 55  Trustee                   Van Voorhis Professor of Political
                                                       Economy, Department of Economics of
                                                       the University of Washington

Nicolette D. Parrish (4) 48  Vice-President;           Compliance administrator and assistant
                             Assistant Secretary       secretary of the Adviser since Nov.
                                                       1995; senior legal assistant for the
                                                       Adviser prior thereto

Richard B. Peterson      56  Vice-President            Senior vice president of the Adviser

Sharon R. Robertson (4)  36  Controller                Accounting manager for the Adviser's
                                                       Mutual Funds division

Janet B. Rysz (4)        42  Assistant Secretary       Senior compliance administrator and
                                                       assistant secretary of the Adviser

M. Gerard Sandel         43  Vice-President            Senior vice president of the Adviser
                                                       since July, 1997; vice president of
                                                       M&I Investment Management Corporation
                                                       from Oct. 1993 to June, 1997; vice
                                                       president of Acorn Asset Management
                                                       Corporation prior thereto

Gloria J. Santella       40  Vice-President            Senior vice president of the Adviser
                                                       since Nov. 1995; vice president of the
                                                       Adviser prior thereto

Thomas C. Theobald(3)(4) 60  Trustee                   Managing director, William Blair
                                                       Capital Partners (private equity fund)
                                                       since 1994; chief executive officer
                                                       and chairman of the Board of Directors
                                                       of Continental Bank Corporation, 1987-
                                                       1994

Scott E. Volk (4)        26  Treasurer                 Financial reporting manager for the
                                                       Adviser's Mutual Funds division since
                                                       Oct. 1997; senior auditor with Ernst &
                                                       Young LLP from Sept. 1993 to Apr. 1996
                                                       and from Oct. 1996 to Sept. 1997;
                                                       financial analyst with John Nuveen &
                                                       Company Inc. from May 1996 to Sept.
                                                       1996; full-time student prior to Sept.
                                                       1993

Heidi J. Walter  (4)     30  Vice-President            Legal counsel for the Adviser since
                                                       Mar. 1995; associate with Beeler Schad
                                                       & Diamond PC (law firm) prior thereto

Stacy H. Winick  (4)     32  Vice-President            Senior legal counsel for the Adviser
                                                       since Oct. 1996; associate of Bell,
                                                       Boyd & Lloyd (law firm) from June,
                                                       1993 to Sept. 1996; associate of
                                                       Debevoise & Plimpton (law firm) prior
                                                       thereto

Hans P. Ziegler (4)      56  Executive Vice-President  Chief executive officer of the Adviser since May, 1994; president of the
                                                       Investment Counsel division of the
                                                       Adviser from July, 1993 to June, 1994;
                                                       president and chief executive officer,
                                                       Pitcairn Financial Management Group
                                                       prior thereto

Margaret O. Zwick  (4)   31  Assistant Treasurer       Accounting manager for the Adviser's
                                                       Mutual Funds division since Apr. 1997;
                                                       compliance manager from Aug. 1995 to
                                                       Apr. 1997; compliance accountant, Jan.
                                                       1995 to July 1995; section manager,
                                                       Jan. 1994 to Jan. 1995; supervisor
                                                       prior thereto

_____
(1) Trustee who is an "interested person" of Advisor Trust and of the Adviser, as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee position with the Base Trust.


     Certain of the trustees and officers of Advisor Trust and Base Trust are trustees or officers of other investment companies managed by the Adviser. The address of Mr. Boyd is 2900 Golf Road, Rolling Meadows, Illinois 60008; that of Mr. Cook is 600 Atlantic Avenue, Boston, Massachusetts 02210; that of Mr. Hacker is P.O. Box 66100, Chicago, IL 60666; that of Ms. Kelly is Three First National Plaza, Chicago, Illinois 60602; that of Mr. Nelson is Department of Economics, University of Washington, Seattle, Washington 98195; that of Mr. Theobald is Suite 3300, 222 West Adams Street, Chicago, IL 60606; that of Messrs. Bertocci, Cantor, and Harris is 1330 Avenue of the Americas, New York, New York 10019; and that of the other officers is One South Wacker Drive, Chicago, Illinois 60606.

     Officers and trustees affiliated with the Adviser serve without any compensation from Advisor Trust. In compensation for their services to Advisor Trust, trustees who are not "interested persons" of Advisor Trust or the Adviser are paid an annual retainer of $8,000 (divided equally among the series of Advisor Trust) plus an attendance fee from each series for each meeting of the Board or standing committee thereof attended at which business for that series is conducted. The attendance fees (other than for a Nominating Committee or Compensation Committee meeting) are based on each series' net assets as of the preceding Dec. 31. For a series with net assets of less than $50 million, the fee is $50 per meeting; with $51 to $250 million, the fee is $200 per meeting; with $251 million to $500 million, $350; with $501 million to $750 million, $500; with $751 million to $1 billion, $650; and with over $1 billion in net assets, $800. For any series participating in the master fund/feeder fund structure, the trustees' attendance fees are paid solely by the master portfolio. Each non-interested trustee also receives $500 from Advisor Trust for attending each meeting of the Nominating Committee and Compensation Committee. Advisor Trust has no retirement or pension plan. The following table sets forth compensation paid to the trustees during the fiscal year ended Sept. 30, 1997:

Name of Trustee        Aggregate Compensation  Total Compensation from
                       Advisor Trust           the Stein Roe Fund
Complex*
--------------------   ----------------------  ------------------------
-
Timothy K. Armour            -0-                        -0-
Lindsay Cook                 -0-                        -0-
Kenneth L. Block**         $4,000                     $84,743
William W. Boyd             4,000                      92,643
Douglas A. Hacker           4,000                      90,643
Janet Langford Kelly        4,000                      77,500
Francis W. Morley**         4,000                      90,993
Charles R. Nelson           4,000                      92,643
Thomas C. Theobald          4,000                      90,643
_______________
 * At Sept. 30, 1997, the Stein Roe Fund Complex consisted of seven series of Advisor Trust, six series of Stein Roe Income Trust, four series of Stein Roe Municipal Trust, ten series of Stein Roe Investment Trust, one series of Stein Roe Institutional Trust, one series of Stein Roe Trust, and nine series of Base Trust.
**Messrs. Block and Morley retired as trustees on Dec. 31, 1997.



                     FINANCIAL STATEMENTS


     Please refer to the Funds' Sept. 30, 1997 Financial Statements (balance sheets and schedules of investments as of Sept. 30, 1997 and the statements of operations, changes in net assets, and notes thereto) and the report of independent public accountants contained in the Sept. 30, 1997 Annual Reports of the Funds. The Financial Statements and the report of independent public accountants (but no other material from the Annual Reports ) are incorporated herein by reference. The Annual Reports may be obtained at no charge by telephoning 800-338-2550.


                   PRINCIPAL SHAREHOLDERS


     As of Dec. 31, 1997, the only persons known by Advisor Trust to own of record or "beneficially" 5% or more of outstanding shares of any class of Advisor Growth Stock Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 was Liberty Financial Companies, Inc. ("Liberty Financial"), 600 Atlantic Avenue, Boston, Massachusetts 02210 (the parent company of the Adviser),which owned 100% of Advisor Balanced Fund, 99.9% of Advisor Growth & Income Fund, 68.77% of Advisor Special Fund, 100% of Advisor Special Venture Fund, and 99.8% of Advisor International Fund.


                  INVESTMENT ADVISORY SERVICES

     Stein Roe & Farnham Incorporated provides administrative services to each Fund and each Portfolio and portfolio management services to each Portfolio. The Adviser is a wholly owned subsidiary of SteinRoe Services Inc., which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.

     The directors of the Adviser are Kenneth R. Leibler, Harold W. Cogger, C. Allen Merritt, Jr., Timothy K. Armour, and Hans P. Ziegler. Mr. Leibler is President and Chief Executive Officer of Liberty Financial; Mr. Cogger is Executive Vice President of Liberty Financial; Mr. Merritt is Executive Vice President and Treasurer of Liberty Financial; Mr. Armour is President of the Adviser's Mutual Funds division; and Mr. Ziegler is Chief Executive Officer of the Adviser. The business address of Messrs. Leibler, Cogger, and Merritt is Federal Reserve Plaza, Boston, Massachusetts 02210; and that of Messrs. Armour, and Ziegler is One South Wacker Drive, Chicago, Illinois 60606.


     The Adviser and its predecessor have been providing investment advisory services since 1932. The Adviser acts as investment adviser to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations, and other institutional investors. As of Sept. 30, 1997, the Adviser managed over $29 billion in assets: over $5 billion in equities and over $17 billion in fixed income securities (including $1.7 billion in municipal securities). The $29 billion in managed assets included over $7 billion held by open-end mutual funds managed by the Adviser (approximately 15% of the mutual fund assets were held by clients of the Adviser). These mutual funds were owned by over 265,000 shareholders. The $7 billion in mutual fund assets included over $728 million in over 42,000 IRA accounts. In managing those assets, the Adviser utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 9,000 companies. The Adviser also monitors over 1,400 issues via a proprietary credit analysis system. At Sept. 30, 1997, the Adviser employed 16 research analysts and 55 account managers. The average investment-related experience of these individuals was 24 years.

     Please refer to the descriptions of the Adviser, the management and administrative agreements, fees, expense limitations, and transfer agency services under Management and Fee Table in the Prospectuses, which are incorporated herein by reference. The table below shows gross fees paid for the fiscal year ended Sept. 30, 1997 and any expense reimbursements by the Adviser:
                                                      Year Ended
Fund                          Type of Payment           9/30/97
Advisor Growth & Income Fund  Administrative fee     $        98
                              Reimbursement               56,890
Growth & Income Portfolio     Management fee           1,191,731
Advisor Balanced Fund         Administrative fee              97
                              Reimbursement               55,899
Balanced Portfolio            Management fee             971,103
Advisor Special Fund          Administrative fee             100
                              Reimbursement               56,403
Special Portfolio             Management fee           5,249,468
Advisor Special Venture Fund  Administrative fee              97
                              Reimbursement               56,443
Special Venture Portfolio     Management fee             942,785
Advisor International Fund    Administrative fee              98
                              Reimbursement               56,622
International Portfolio       Management fee             838,780


     The Adviser provides office space and executive and other personnel to the Funds, and bears any sales or promotional expenses. Each Fund pays all expenses other than those paid by the Adviser, including but not limited to printing and postage charges and securities registration and custodian fees and expenses incidental to its organization.

     Each Fund's administrative agreement provides that the Adviser shall reimburse the Fund to the extent that total annual expenses of the Fund (including fees paid to the Adviser, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of the Fund are being offered for sale to the public; provided, however, the Adviser is not required to reimburse a Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses of a Fund, the Adviser may voluntarily waive its management fee and/or absorb certain expenses for a Fund, as described under Fee Table in its Prospectus. Any such reimbursement will enhance the yield of such Fund.

     Each Portfolio's management agreement provides that neither the Adviser, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to Advisor Trust or any shareholder of Advisor Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

     Any expenses that are attributable solely to the organization, operation, or business of a Fund shall be paid solely out of that Fund's assets. Any expenses incurred by Advisor Trust that are not solely attributable to a particular Fund are apportioned in such manner as the Adviser determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

Bookkeeping and Accounting Agreement


     Pursuant to separate agreements with Advisor Trust and Base Trust, the Adviser receives a fee for performing certain bookkeeping and accounting services for each Fund and each Portfolio. For services provided to the Funds, the Adviser receives an annual fee of $25,000 per Fund plus .0025 of 1% of average net assets over $50 million. During the fiscal year ended Sept. 30, 1997, the Adviser received $109,375 from Advisor Trust for services provided under this agreement.


                         CUSTODIAN

     State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, Massachusetts 02101, is the custodian for Advisor Trust and Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons.
The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

     Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

     The Board of Trustees of each Trust reviews, at least annually, whether it is in the best interests of each Portfolio, each Fund, and its shareholders to maintain assets in each of the countries in which it invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians utilized, as well as by the Adviser and counsel. However, with respect to foreign sub-custodians, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or application of foreign law to foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

     The Portfolios may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                INDEPENDENT PUBLIC ACCOUNTANTS

     The independent public accountants for each Fund and each Portfolio are Arthur Andersen LLP, 33 West Monroe Street, Chicago, Illinois 60603. The accountants audit and report on the annual financial statements, review certain regulatory reports and the federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by a Trust.

                       DISTRIBUTOR

     Shares of Funds are distributed by Liberty Financial Investments, Inc. (the "Distributor"), an indirect subsidiary of Liberty Financial, under a Distribution Agreement as described under Management in the Prospectuses, which are incorporated herein by reference. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of Advisor Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party ("independent trustees"). The Distributor has no obligation, as underwriter, to buy Fund shares, and purchases shares only upon receipt of orders from authorized Intermediaries. Advisor Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

     Each Fund offers one class of shares (Class K) and may in the future offer other classes of shares. Class K shares are offered at net asset value, subject to a Rule 12b-1 fee.


     The trustees of Advisor Trust have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for personal service and/or the maintenance of shareholder accounts, the Distributor receives a service fee at an annual rate not to exceed 0.25% of net assets attributed to each class of shares other than Class K shares. The Plan also provides that as compensation for the promotion and distribution of shares of the Funds including its expenses related to sale and promotion of Fund shares, the Distributor receives from each Fund a fee at an annual rate of not exceeding 0.10% of the average net assets attributed to Class A shares, and 0.75% of the average net assets attributed to each of its Class B and Class C shares. The Plan further provides that, as compensation for services and/or distribution, the Distributor receives a fee at an annual rate not to exceed 0.25% of the average net assets attributable to Class K shares. At this time, the Distributor has voluntarily agreed to limit the Class A distribution fee to 0.05% annually. The Distributor may terminate this voluntary limitation without shareholder approval. Class B shares automatically convert to Class A shares approximately eight years after the Class B shares are purchased. Class C and Class K shares do not convert. The Distributor generally pays this amount to institutions that distribute Fund shares and provide services to the Funds and their shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Funds during any year may be more or less than the cost of distribution or other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative sales charges paid. Advisor Trust's Plan complies with those rules.


     The trustees believe that the 12b-1 plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of shareholders. The 12b-1 Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the trustees, including the independent trustees. The 12b-1 plan may not be amended to increase the fee materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the trustees in the manner provided in the foregoing sentence. The 12b-1 plan may be terminated at any time by a vote of a majority of the independent trustees or by a vote of a majority of the outstanding voting securities of the relevant Class of shares.

              TRANSFER AGENT AND SHAREHOLDER SERVICING

     Colonial Investors Service Center, Inc. (the "Transfer Agent"), an indirect subsidiary of Liberty Financial, performs certain transfer agency services for Advisor Trust, as described under Management in the Prospectuses. For performing these services, the Transfer Agent receives from each Fund a fee based on the following annual rates:

                                              Class K Shares
Account maintenance and trade processing          0.05%
Client services                                   0.25%
Total                                             0.30%

Advisor Trust believes the charges by the Transfer Agent to the Funds are comparable to those of other companies performing similar services.


     Some intermediaries having special selling arrangements with the Distributor, including certain broker-dealers, bank trust departments, asset allocation programs sponsored by the Adviser, wrap fee programs, and retirement plan service providers ("Intermediaries") that maintain nominee accounts with the Funds for their clients who are Fund shareholders, may be paid a fee from the Transfer Agent for shareholder servicing and accounting services they provide with respect to the underlying Fund shares.


                 PURCHASES AND REDEMPTIONS

     Purchases and redemptions are discussed in the Prospectuses under the headings How to Purchase Shares, How to Redeem Shares, and Net Asset Value, and that information is incorporated herein by reference. It is the responsibility of any investment dealers, banks, or other institutions, including retirement plan service providers, through whom you purchase or redeem shares to establish procedures insuring the prompt transmission to Advisor Trust of any such purchase order.

     The net asset value per share for each Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in Jan., the third Monday in Feb., Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Chicago time.

     Advisor Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of Advisor Trust during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     Due to the relatively high cost of maintaining smaller accounts, Advisor Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time the shares in the account do not have a value of at least $1,000. An investor will be notified that the value of his account is less than that minimum and allowed at least 30 days to bring the value of the account up to at least $1,000 before the redemption is processed. The Agreement and Declaration of Trust also authorizes Advisor Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

     Advisor Trust reserves the right to suspend or postpone redemptions of shares of the Funds during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

                   PORTFOLIO TRANSACTIONS

     The Adviser places the orders for the purchase and sale of each Portfolio's portfolio securities and options and futures contracts.
The Adviser's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Adviser's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Adviser's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Adviser's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, a Portfolio may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Adviser's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Adviser, and reports are made annually to the Board of Trustees.

     With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for a Portfolio, the Adviser often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Adviser uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Portfolios, to such brokers or dealers to ensure the continued receipt of research products or services the Adviser feels are useful. In certain instances, the Adviser receives from brokers and dealers products or services that are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Adviser makes a good faith effort to determine the relative proportion of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Portfolios), while the portion of the costs attributable to non-research usage of such products or services is paid by the Adviser in cash. No person acting on behalf of a Portfolio is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. The Adviser may also receive research in connection with selling concessions and designations in fixed price offerings in which the Portfolios participate. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Adviser and not all such research products or services are used in connection with the management of the Portfolios.

     With respect to a Portfolio's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Adviser may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Adviser's attention, including investment research related to the security and provided to the Portfolio.

     The table below shows information on brokerage commissions paid by the Portfolios for the period ended Sept. 30, 1997:


                      Growth &                       Special  Inter-
                      Income    Balanced  Special   Venture   national
                      Portfolio Portfolio Portfolio Portfolio Portfolio
Total amount of bro-
 kerage commissions
 paid from inception
 to 9/30/97           $76,712   $101,876  $458,431  $240,637   $188,068
Amount of commis-
 sions paid to bro-
 kers or dealers who
 supplied research
 services to the
 Adviser               68,011    101,526   416,739   214,303    182,656
Total dollar amount
 involved in such
 transactions
 (000 omitted)         50,869     65,427   240,500    90,582     43,434
Amount of commissions
 paid to brokers or
 dealers that were
 allocated to such
 brokers or dealers
 by the portfolio
 manager because of
 research services
 provided to the
 Portfolio             22,206     33,903   125,948    58,243     60,424
Total dollar amount
 involved in such
 transactions (000
 omitted)              16,168     24,728    69,680    58,845     13,543


     Advisor Trust and Base Trust have arranged for the custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.

              ADDITIONAL INCOME TAX CONSIDERATIONS

     Each Fund and each Portfolio intend to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

     Because dividend and capital gain distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

     Each Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

     To the extent a Portfolio invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% its total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Portfolio may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from a Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Funds will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid and (ii) the portion of dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit.

     Passive Foreign Investment Companies. International Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of International Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long International Portfolio holds its investment. In addition, International Portfolio may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

     In accordance with tax regulations, International Portfolio intends to treat PFICs as sold on the last day of International Portfolio's fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which International Portfolio will be required to distribute even though it has not sold the security and received cash to pay such distributions.

                   INVESTMENT PERFORMANCE

     A Fund may quote certain total return figures from time to time.
A "Total Return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

                                                                n
Average Annual Total Return is computed as follows: ERV = P(1+T)

 Where:   P  =  a hypothetical initial payment of $1,000
          T  =  average annual total return
          n  =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion thereof).


     Each Fund invests all of its net investable assets in a separate series of Base Trust, which series has the same investment objective and substantially the same investment policies as the respective Fund (each such series hereinafter referred to as a "Portfolio"). Each Fund commenced operations on Feb. 14, 1997 and as of Oct. 15, 1997 designated its shares as Class K shares. The historical performance of each Fund's Class K shares for the period prior to Feb. 14, 1997 is based on the performance of its respective Portfolio restated to reflect the 12b-1 fees and other expenses as set forth in a Fund's prospectus, without giving effect to any fee reimbursement described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated should not be interpreted as indicative of a Fund's future performance. The average annual returns for the Class K shares of each Fund as of Sept. 30, 1997, were as follows:

                                                   AVERAGE
                                       TOTAL       ANNUAL
                                       RETURN      TOTAL
                                       PERCENTAGE  RETURN
Stein Roe Advisor Growth & Income
  Fund
               1 year                   30.55%     30.55%
               5 years                 135.69      18.71
              10 years                 268.76      13.14

Stein Roe Advisor Balanced Fund
               1 year                   23.34      23.34
               5 years                  84.42      13.02
              10 years                 177.85      10.76

Stein Roe Advisor Special Fund
               1 year                   33.30      33.30
               5 years                 131.66      18.30
              10 years                 299.45      14.85

Stein Roe Advisor Special Venture
  Fund
               1 year                   21.46      21.46
         Life of Fund*                 102.27      26.91

Stein Roe Advisor International Fund
               1 year                    9.24       9.24
         Life of Fund*                  23.07       5.96
______________________________________
*Life of Fund is as follows: 10/17/94 for Stein Roe Advisor Special Venture Fund, and 3/1/94 for Stein Roe Advisor International Fund.


     Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.


     A Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data. Newspapers and magazines which might mention the Funds include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Investment Advisor
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Marketing Alert
Gourmet
Individual Investor
Investment Dealers' Digest
Investment News
Investor's Business Daily
Kiplinger's Personal Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall Street
Money
Money on Line
Morningstar
Mutual Fund Market News
Mutual Fund News Service
Mutual Funds Magazine
Newsday
Newsweek
New York Daily News
The New York Times
No-Load Fund Investor
Pension World
Pensions and Investment
Personal Investor
Physicians Financial News
Jane Bryant Quinn (syndicated column)
Reuters
The San Francisco Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Street.com
Time
Travel & Leisure
USA Today
U.S. News & World Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money

     In advertising and sales literature, a Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance.


     All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate.

     All of the Funds may compare their performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

     Each Fund's performance may be compared to the following indexes or averages:

Dow-Jones Industrial Average       New York Stock Exchange Composite Index
Standard & Poor's 500 Stock Index American Stock Exchange Composite Index Standard & Poor's 400 Industrials Nasdaq Composite
Wilshire 5000                      Nasdaq Industrials
(These indexes are widely          (These indexes generally reflect
 recognized indicators of          the performance of stocks
 general U.S. stock market         traded in the indicated
 results.)                         markets.)

     In addition, the Funds may compare performance as indicated below:


Benchmark                             Fund(s)
Lipper Balanced Fund Average          Advisor Balanced Fund
Lipper Balanced Fund Index            Advisor Balanced Fund
Lipper Equity Fund Average            All Funds
Lipper General Equity Fund Average    All Funds
Lipper Growth & Income Fund Average   Advisor Growth & Income Fund
Lipper Growth & Income Fund Index     Advisor Growth & Income Fund
Lipper Growth Fund Average            Advisor Special Fund
Lipper Growth Fund Index              Advisor Special Fund
Lipper International & Global Funds
  Average                             Advisor International Fund
Lipper International Fund Index       Advisor International Fund
Lipper Small Company Growth Fund
  Average                             Advisor Special Venture Fund
Lipper Small Company Growth Fund
 Index                                Advisor Special Venture Fund
Morningstar All Equity Funds Average Advisor International Fund Morningstar Advisor Balanced Fund
 Average                              Advisor Balanced Fund
Morningstar Domestic Stock Average    All Funds except Advisor
                                      International Fund
Morningstar Equity Fund Average       Advisor International Fund
Morningstar General Equity Average*   Advisor International Fund
Morningstar Growth & Income Fund
 Average                              Advisor Growth & Income Fund
Morningstar Growth Fund Average       Advisor Special Fund
Morningstar Hybrid Fund Average       Advisor Balanced Fund, Advisor
                                      International Fund
Morningstar International Stock
 Average                              Advisor International Fund
Morningstar Small Company Growth Fund
 Average                              Advisor Special Venture Fund
Morningstar Total Fund Average        All Funds
Morningstar U.S. Diversified Average  Advisor International Fund
Value Line Index
 (Widely recognized indicator of the
 performance of small- and medium-
 sized company stocks)                Advisor Special Fund, Advisor
                                      Special Venture Fund


     Lipper Growth Fund index reflects the net asset value weighted total return of the largest thirty growth funds and thirty growth and income funds, respectively, as calculated and published by Lipper. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

     A Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

     Of course, past performance is not indicative of future results.
                        ________________

     To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

Common stocks
Small company stocks
Long-term corporate bonds
Long-term government bonds
Intermediate-term government bonds
U.S. Treasury bills
Consumer Price Index
                      _____________________

     A Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on Jan. 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

             Tax-Deferred Investment Vs. Taxable Investment

Interest Rate   6%      8%       10%        6%        8%       10%
Compounding
Years          Tax-Deferred Investment      Taxable Investment
30         $124,992  $171,554  $242,340  $109,197  $135,346  $168,852
25           90,053   115,177   150,484    82,067    97,780   117,014
20           62,943    75,543    91,947    59,362    68,109    78,351
15           41,684    47,304    54,099    40,358    44,675    49,514
10           24,797    26,820    29,098    24,453    26,165    28,006
5            11,178    11,613    12,072    11,141    11,546    11,965
1             2,072     2,096     2,121     2,072     2,096     2,121

     Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

                         APPENDIX--RATINGS

RATINGS IN GENERAL

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which a Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:
The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.
                              _____________

       Statement of Additional Information Dated Feb. 2, 1998


                     STEIN ROE ADVISOR TRUST
  Suite 3200, One South Wacker Drive, Chicago, Illinois  60606

               Stein Roe Advisor Growth Stock Fund


     This Statement of Additional Information is not a prospectus, but provides additional information that should be read in conjunction with the prospectus dated Feb. 2, 1998, and any supplements thereto
("Prospectus").  A Prospectus may be obtained at no charge by calling
(800) 426-3720.


                         TABLE OF CONTENTS
                                                      Page
General Information and History........................2
Investment Policies....................................3
Portfolio Investments and Strategies...................3
Investment Restrictions...............................20
Additional Investment Considerations..................23
Management............................................24
Financial Statements..................................27
Principal Shareholders................................27
Investment Advisory Services..........................28
Custodian.............................................30
Independent Public Accountants........................31
Distributor...........................................31
Transfer Agent and Shareholder Servicing..............32
Purchases and Redemptions.............................33
Portfolio Transactions................................43
Additional Income Tax Considerations..................44
Investment Performance................................45
Appendix--Ratings.....................................49



                GENERAL INFORMATION AND HISTORY

     Stein Roe Advisor Growth Stock Fund is a separate multi-class series of Stein Roe Advisor Trust ("Advisor Trust"). On Sept. 13, 1996, the spelling of the name of the Trust was changed from Stein Roe Adviser Trust to Stein Roe Advisor Trust.


     Currently 10 series of Advisor Trust are authorized and outstanding. Each share of a series, without par value, is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a series have equal rights in the event of liquidation of that series. Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, Advisor Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, Advisor Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if Advisor Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of Advisor Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.


Special Considerations Regarding Master Fund/Feeder Fund Structure

     Advisor Growth Stock Fund acts as a "feeder fund" rather than investing in securities directly; that is, it seeks to achieve its objective by pooling its assets with those of other investment companies for investment in a separate "master fund" having the same investment objective and substantially the same investment policies as Advisor Growth Stock Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. Each master fund is a series of SR&F Base Trust ("Base Trust"). For more information, please refer to the Prospectus under the caption Master Fund/Feeder Fund: Structure and Risk Factors.

     Stein Roe & Farnham Incorporated (the "Adviser") provides administrative and accounting and recordkeeping services to Advisor Growth Stock Fund and Growth Stock Portfolio and provides investment advisory services to Growth Stock Portfolio.

                         INVESTMENT POLICIES

     In pursuing its objective, Growth Stock Portfolio will invest as described below and may employ the investment techniques described under Portfolio Investments and Strategies. The investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."/1/
------
/1/ A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.
-------

     Stein Roe Advisor Growth Stock Fund ("Advisor Growth Stock Fund") seeks to achieve its objective by investing in SR&F Growth Stock Portfolio ("Growth Stock Portfolio"). Their common investment objective is long-term capital appreciation. Growth Stock Portfolio attempts to achieve this objective by normally investing at least 65% of its total assets in common stocks and other equity-type securities (such as preferred stocks, securities convertible into or exchangeable for common stocks, and warrants or rights to purchase common stocks) that, in the opinion of the Adviser, have long-term appreciation possibilities.

              PORTFOLIO INVESTMENTS AND STRATEGIES

Debt Securities

     In pursuing its investment objective, Growth Stock Portfolio may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the investment portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     Investments in debt securities by Growth Stock Portfolio are limited to those that are within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, deemed to be of comparable quality by the Adviser.

     Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by Growth Stock Portfolio is lost or reduced below investment grade, it is not required to dispose of the security, but the Adviser will consider that fact in determining whether to continue to hold the security.

     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy and are commonly referred to as "junk bonds."

     When the Adviser determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, Growth Stock Portfolio may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

Derivatives

     Consistent with its objective, Growth Stock Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, floating rate instruments, and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

     Derivatives are most often used to manage investment risk or to create an investment position indirectly because it is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

     The successful use of Derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

     Growth Stock Portfolio does not currently intend to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options. (See Options and Futures below.)

     Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by a Portfolio on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

     Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are pre-paid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

     Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

     Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

Convertible Securities

     By investing in convertible securities, Growth Stock Portfolio obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, the Adviser will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by Growth Stock Portfolio are frequently rated investment grade, it may purchase unrated securities or securities rated below investment grade if the securities meet the Adviser's other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, the Adviser's own investment research and analysis tends to be more important in the purchase of such securities than other factors.

Foreign Securities

     Growth Stock Portfolio may invest up to 25% of its total assets in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. Growth Stock Portfolio may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, it is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. Growth Stock Portfolio does not currently intend to invest more than 5% of its net assets in unsponsored ADRs.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, Growth Stock Portfolio's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in Growth Stock Portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

     Although Growth Stock Portfolio will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     Growth Stock Portfolio's foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of Growth Stock Portfolio arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows Growth Stock Portfolio to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. Growth Stock Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that it may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, Growth Stock Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held. Growth Stock Portfolio may not engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, Growth Stock Portfolio may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for Growth Stock Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency it is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency it is obligated to deliver.

     If Growth Stock Portfolio retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If Growth Stock Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between Growth Stock Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, Growth Stock Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive Growth Stock Portfolio of unrealized profits or force it to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for Growth Stock Portfolio to hedge against a devaluation that is so generally anticipated that it is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to Growth Stock Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Lending of Portfolio Securities

     Subject to restriction (5) under Investment Restrictions in this Statement of Additional Information, Growth Stock Portfolio may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by Growth Stock Portfolio. Growth Stock Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Growth Stock Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. Growth Stock Portfolio would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in the Adviser's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, it could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while it seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Repurchase Agreements

     Growth Stock Portfolio may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to Growth Stock Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, Growth Stock Portfolio could experience both losses and delays in liquidating its collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase
Agreements

     Growth Stock Portfolio may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time it enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. Growth Stock Portfolio makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons. Growth Stock Portfolio does not currently intend to make commitments to purchase when-issued securities in excess of 5% of its net assets.

     Growth Stock Portfolio may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which it is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

     At the time Growth Stock Portfolio enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) having a value at least as great as the purchase price of the securities to be purchased will be segregated on its books and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

Short Sales "Against the Box"

     Growth Stock Portfolio may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. Growth Stock Portfolio may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

     In a short sale against the box, Growth Stock Portfolio does not deliver from its portfolio the securities sold. Instead, Growth Stock Portfolio borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of Growth Stock Portfolio, to the purchaser of such securities. Growth Stock Portfolio is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, Growth Stock Portfolio must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. Growth Stock Portfolio is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. Growth Stock Portfolio may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect Growth Stock Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount Growth Stock Portfolio owns, either directly or indirectly, and, in the case where it owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time Growth Stock Portfolio replaces the borrowed security, it will incur a loss and if the price declines during this period, it will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which Growth Stock Portfolio may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which Growth Stock Portfolio is able to enter into short sales. There is no limitation on the amount of assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. Growth Stock Portfolio will not invest more than 5% of its total assets in short sales against the box.

Rule 144A Securities

     Growth Stock Portfolio may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That Rule permits certain qualified institutional buyers, such as Growth Stock Portfolio, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction on investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact.
In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and
(4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, Growth Stock Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that it does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of its assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. Growth Stock Portfolio does not expect to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by the Adviser.

Swaps, Caps, Floors and Collars

     Growth Stock Portfolio may enter into swaps and may purchase or sell related caps, floors and collars. Growth Stock Portfolio would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it anticipates purchasing at a later date. Growth Stock Portfolio intends to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream they may be obligated to pay.

     A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease Growth Stock Portfolio's exposure to changes in the value of an index of securities in which it might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. Growth Stock Portfolio may enter into any form of swap agreement if the Adviser determines it is consistent with its investment objective and policies.

     A swap agreement tends to shift investment exposure from one type of investment to another. For example, if Growth Stock Portfolio agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase its exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of Growth Stock Portfolio's investments and its net asset value.

     The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from Growth Stock Portfolio. If a swap agreement calls for payments by Growth Stock Portfolio, it must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. Growth Stock Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Corporation or Moody's or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Adviser.

     The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

     At the time Growth Stock Portfolio enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets of Growth Stock Portfolio having a value at least as great as the commitment underlying the obligations will be segregated on its books and held by the custodian throughout the period of the obligation.

Line of Credit

     Subject to restriction (6) under Investment Restrictions in this Statement of Additional Information, Growth Stock Portfolio may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

Interfund Borrowing and Lending Program

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, Advisor Growth Stock Fund has received permission to lend money to, and borrow money from, other mutual funds advised by the Adviser. Advisor Growth Stock Fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

Portfolio Turnover

     Although Growth Stock Portfolio does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. At times, Special Portfolio may invest for short-term capital appreciation. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing Growth Stock Portfolio investment. Because of Growth Stock Portfolio's flexibility of investment and emphasis on growth of capital, they may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover if it should occur, would result in increased transaction expenses, which must be borne by Growth Stock Portfolio. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. (See Risks and Investment Considerations and Distributions and Income Taxes in the Prospectus, and Additional Income Tax Considerations in this Statement of Additional Information.)

Options on Securities and Indexes

     Growth Stock Portfolio may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. Growth Stock Portfolio may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     Growth Stock Portfolio will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if Growth Stock Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by Growth Stock Portfolio expires, it realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by Growth Stock Portfolio expires, it realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when Growth Stock Portfolio desires.

     Growth Stock Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, it will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, Growth Stock Portfolio will realize a capital gain or, if it is less, it will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by Growth Stock Portfolio is an asset, valued initially at the premium paid for the option. The premium received for an option written by Growth Stock Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when Growth Stock Portfolio seeks to close out an option position. If Growth Stock Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If Growth Stock Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, Growth Stock Portfolio foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by Growth Stock Portfolio, it would not be able to close out the option. If restrictions on exercise were imposed, It might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts

     Growth Stock Portfolio may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index /2/ at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.
------
/2/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
------

     Growth Stock Portfolio may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Growth Stock Portfolio might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the portfolio securities or the price of the securities that Growth Stock Portfolio intends to purchase. Although other techniques could be used to reduce or increase portfolio exposure to stock price, interest rate and currency fluctuations, it may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     Growth Stock Portfolio will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on the Adviser correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, Growth Stock Portfolio's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the Adviser might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by Growth Stock Portfolio, it is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to Growth Stock Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Growth Stock Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by Growth Stock Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day Growth Stock Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by Growth Stock Portfolio does not represent a borrowing or loan by it but is instead settlement between Growth Stock Portfolio and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, Growth Stock Portfolio will mark-to-market its open futures positions.

     Growth Stock Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by Growth Stock Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, Growth Stock Portfolio realizes a capital gain, or if it is more, it realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, it realizes a capital gain, or if it is less, it realizes a capital loss. The transaction costs must also be included in these calculations.

Risks Associated with Futures

     There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in Growth Stock Portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the investment portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the investment portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when Growth Stock Portfolio seeks to close out a futures or futures option position. Growth Stock Portfolio would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures

     If other options, futures contracts, or futures options of types other than those described herein are traded in the future, Growth Stock Portfolio may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the investment objective.

     Growth Stock Portfolio will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by it plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," /3/ would exceed 5% of total assets.
------
/3/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
------

     When purchasing a futures contract or writing a put option on a futures contract, Growth Stock Portfolio must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, Growth Stock Portfolio similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out.

     Growth Stock Portfolio may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between Growth Stock Portfolio and the positions. For this purpose, to the extent Growth Stock Portfolio has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," Growth Stock Portfolio will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

Taxation of Options and Futures

     If Growth Stock Portfolio exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by it, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by Growth Stock Portfolio is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by Growth Stock Portfolio, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by Growth Stock Portfolio was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If Growth Stock Portfolio writes an equity call option /4/ other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.
-------
/4/ An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).
-------

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If Growth Stock Portfolio delivers securities under a futures contract, it also realizes a capital gain or loss on those securities.

     For federal income tax purposes, Growth Stock Portfolio generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by Growth Stock Portfolio: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     If Growth Stock Portfolio were to enter into a short index future, short index futures option or short index option position and its portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and its stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     In order for Growth Stock Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

     Advisor Growth Stock Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the other investments, and shareholders are advised of the nature of the payments.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                   INVESTMENT RESTRICTIONS

     Advisor Growth Stock Fund and Growth Stock Portfolio operate under the following investment restrictions. They may not:

     (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and [Advisor Growth Stock Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Advisor Growth Stock Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Advisor Growth Stock Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

     (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

     (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of
(a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

     (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and [Advisor Growth Stock Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

     (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     The above restrictions (other than bracketed portions thereof are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. Advisor Growth Stock Fund and Growth Stock Portfolio are also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent Advisor Growth Stock Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies. Advisor Growth Stock Fund and Growth Stock Portfolio may not:

     (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

     (b) invest in companies for the purpose of exercising control or management;

     (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

     (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

     (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

     (f) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

     (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

     (h) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities the it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

     (i) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

     (j) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

             ADDITIONAL INVESTMENT CONSIDERATIONS

     The Adviser seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to build wealth for generations, it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns, as appropriate for the particular client or managed account. The Adviser's focus on a long-term investment style can result in lower turnover rates, often leading to increased tax efficiencies for shareholders subject to income tax. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

     In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

     In addition, the Adviser believes that investment in a high yield fund provides an opportunity to diversify an investment portfolio because the economic factors that affect the performance of high-yield, high-risk debt securities differ from those that affect the performance of high-quality debt securities or equity securities.

                           MANAGEMENT

     The following table sets forth certain information with respect to the trustees and officers of Advisor Trust:


Position(s) held         Principal occupation(s)
Name                     Age  with Advisor Trust       during past five years
------------------       ---  -----------------------  --------------------------
William D. Andrews  (4)  50  Executive Vice-President  Executive vice president of
                                                       Stein Roe & Farnham
                                                       Incorporated (the "Adviser")

Gary A. Anetsberger (4)  42  Senior Vice-President     Chief financial officer of the Mutual
                                                       Funds division of the Adviser; senior
                                                       vice president of the Adviser since
                                                       Apr. 1996; vice president of the
                                                       Adviser prior thereto

Timothy K. Armour        49  President; Trustee        President of the Mutual Funds division
  (1)(2)(4)                                            of the Adviser and director of the
                                                       Adviser

Bruno Bertocci           43  Vice-President            Vice president of Colonial Management
                                                       Associates, Inc. since Jan. 1996;
                                                       senior vice president of the Adviser
                                                       since May, 1995; global equity
                                                       portfolio manager with Rockefeller &
                                                       Co. prior thereto

William W. Boyd          71  Trustee                   Chairman and director of Sterling
  (2)(3)(4)                                            Plumbing Group, Inc. (manufacturer of
                                                       plumbing products)

David P. Brady           34  Vice-President            Vice president of the Adviser since
                                                       Nov., 1995; portfolio manager for the
                                                       Adviser since 1993; equity investment
                                                       analyst, State Farm Mutual Automobile
                                                       Insurance Company prior thereto

Thomas W. Butch (4)      41  Executive Vice-President  Senior vice president of the Adviser since Sept. 1994; first vice
                                                       president, corporate communications,
                                                       of Mellon Bank Corporation prior
                                                       thereto

Daniel K. Cantor         38  Vice-President            Senior vice president of the Adviser

Lindsay Cook (1)(4)      45  Trustee                   Executive vice president of Liberty
                                                       Financial Companies, Inc. (the
                                                       indirect parent of the Adviser) since
                                                       Mar. 1997; senior vice president prior
                                                       thereto

Philip J. Crosley        51  Vice-President            Senior vice president of the Adviser
                                                       since Feb., 1996; vice president,
                                                       institutional sales  - advisor sales,
                                                       Invesco Funds Group prior thereto

Erik P. Gustafson        34  Vice-President            Senior portfolio manager of the
                                                       Adviser; senior vice president of the
                                                       Adviser since Apr. 1996; vice
                                                       president of the Adviser from May,
                                                       1994 to Apr. 1996; associate of the
                                                       Adviser prior thereto

Douglas A. Hacker (3)(4) 42  Trustee                   Senior vice president and chief
                                                       financial officer of United Airlines,
                                                       since July, 1994; senior vice
                                                       president, finance, United Airlines,
                                                       Feb. 1993 to July, 1994; vice
                                                       president, American Airlines prior
                                                       thereto

Loren A. Hansen (4)      49  Executive Vice-President  Executive vice president of the
                                                       Adviser since Dec., 1995; vice
                                                       president of The Northern Trust (bank)
                                                       prior thereto
David P. Harris          33  Vice-President            Vice president of Colonial Management
                                                       Associates, Inc. since Jan. 1996;
                                                       vice president of the Adviser since
                                                       May, 1995; global equity portfolio
                                                       manager with Rockefeller & Co. prior
                                                       thereto

Harvey B. Hirschhorn     48  Vice-President            Executive vice president, senior
                                                       portfolio manager, and chief economist
                                                       and investment strategist of the
                                                       Adviser; director of research of the
                                                       Adviser, 1991 to 1995

Janet Langford Kelly     40  Trustee                   Senior vice president, secretary and
  (3) (4)                                              general counsel of Sara Lee
                                                       Corporation (branded, packaged,
                                                       consumer-products manufacturer) since
                                                       1995; partner, Sidley & Austin (law
                                                       firm) prior thereto

Michael T. Kennedy       35  Vice-President            Senior vice president of the Adviser
                                                       since Oct. 1994; vice president of the
                                                       Adviser prior thereto

Stephen F. Lockman       36  Vice-President            Senior vice president, portfolio
                                                       manager, and credit analyst of the
                                                       Adviser; portfolio manager for
                                                       Illinois State Board of Investment
                                                       prior thereto

Eric S. Maddix           34  Vice-President            Vice president of the Adviser since
                                                       Nov. 1995; portfolio manager or
                                                       research assistant for the Adviser
                                                       since 1987

M. Jane McCart           42  Vice-President            Senior vice president of the Adviser

John S. McLandsborough   30  Vice-President            Portfolio manager for the Adviser
                                                       since Apr. 1996; securities analyst,
                                                       CS First Boston from June, 1993 to
                                                       Dec. 1995; securities analyst,
                                                       National City Bank of Cleveland from
                                                       Nov. 1992 to June, 1993

Anne E. Marcel           40  Vice-President            Vice president of the Adviser since
                                                       Apr. 1996; manager, mutual fund sales
                                                       & services of the Adviser since Oct.
                                                       1994; supervisor of the Counselor
                                                       Department of the Adviser prior
                                                       thereto

Arthur J. McQueen        39  Vice-President            Senior vice president of the Adviser

Lynn C. Maddox           57  Vice-President            Senior vice president of the Adviser

Charles R. Nelson (3)(4) 55  Trustee                   Van Voorhis Professor of Political
                                                       Economy, Department of Economics of
                                                       the University of Washington

Nicolette D. Parrish (4) 48  Vice-President;           Compliance administrator and assistant
                             Assistant Secretary       secretary of the Adviser since Nov.
                                                       1995; senior legal assistant for the
                                                       Adviser prior thereto

Richard B. Peterson      56  Vice-President            Senior vice president of the Adviser

Sharon R. Robertson (4)  36  Controller                Accounting manager for the Adviser's
                                                       Mutual Funds division

Janet B. Rysz (4)        42  Assistant Secretary       Senior compliance administrator and
                                                       assistant secretary of the Adviser

M. Gerard Sandel         43  Vice-President            Senior vice president of the Adviser
                                                       since July, 1997; vice president of
                                                       M&I Investment Management Corporation
                                                       from Oct. 1993 to June, 1997; vice
                                                       president of Acorn Asset Management
                                                       Corporation prior thereto

Gloria J. Santella       40  Vice-President            Senior vice president of the Adviser
                                                       since Nov. 1995; vice president of the
                                                       Adviser prior thereto

Thomas C. Theobald(3)(4) 60  Trustee                   Managing director, William Blair
                                                       Capital Partners (private equity fund)
                                                       since 1994; chief executive officer
                                                       and chairman of the Board of Directors
                                                       of Continental Bank Corporation, 1987-
                                                       1994

Scott E. Volk (4)        26  Treasurer                 Financial reporting manager for the
                                                       Adviser's Mutual Funds division since
                                                       Oct. 1997; senior auditor with Ernst &
                                                       Young LLP from Sept. 1993 to Apr. 1996
                                                       and from Oct. 1996 to Sept. 1997;
                                                       financial analyst with John Nuveen &
                                                       Company Inc. from May 1996 to Sept.
                                                       1996; full-time student prior to Sept.
                                                       1993

Heidi J. Walter  (4)     30  Vice-President            Legal counsel for the Adviser since
                                                       Mar. 1995; associate with Beeler Schad
                                                       & Diamond PC (law firm) prior thereto

Stacy H. Winick  (4)     32  Vice-President            Senior legal counsel for the Adviser
                                                       since Oct. 1996; associate of Bell,
                                                       Boyd & Lloyd (law firm) from June,
                                                       1993 to Sept. 1996; associate of
                                                       Debevoise & Plimpton (law firm) prior
                                                       thereto

Hans P. Ziegler (4)      56  Executive Vice-President  Chief executive officer of the Adviser since May, 1994; president of the
                                                       Investment Counsel division of the
                                                       Adviser from July, 1993 to June, 1994;
                                                       president and chief executive officer,
                                                       Pitcairn Financial Management Group
                                                       prior thereto

Margaret O. Zwick  (4)   31  Assistant Treasurer       Accounting manager for the Adviser's
                                                       Mutual Funds division since Apr. 1997;
                                                       compliance manager from Aug. 1995 to
                                                       Apr. 1997; compliance accountant, Jan.
                                                       1995 to July 1995; section manager,
                                                       Jan. 1994 to Jan. 1995; supervisor
                                                       prior thereto

____________________
(1) Trustee who is an "interested person" of Advisor Trust and of the Adviser, as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee position with the Base Trust.


     Certain of the trustees and officers of Advisor Trust and Base Trust are trustees or officers of other investment companies managed by the Adviser. The address of Mr. Boyd is 2900 Golf Road, Rolling Meadows, Illinois 60008; that of Mr. Cook is 600 Atlantic Avenue, Boston, Massachusetts 02210; that of Mr. Hacker is P.O. Box 66100, Chicago, IL 60666; that of Ms. Kelly is Three First National Plaza, Chicago, Illinois 60602; that of Mr. Nelson is Department of Economics, University of Washington, Seattle, Washington 98195; that of Mr. Theobald is Suite 3300, 222 West Adams Street, Chicago, IL 60606; that of Messrs. Bertocci, Cantor, and Harris is 1330 Avenue of the Americas, New York, New York 10019; and that of the other officers is One South Wacker Drive, Chicago, Illinois 60606.

     Officers and trustees affiliated with the Adviser serve without any compensation from Advisor Trust. In compensation for their services to Advisor Trust, trustees who are not "interested persons" of Advisor Trust or the Adviser are paid an annual retainer of $8,000 (divided equally among the series of Advisor Trust) plus an attendance fee from each series for each meeting of the Board or standing committee thereof attended at which business for that series is conducted. The attendance fees (other than for a Nominating Committee or Compensation Committee meeting) are based on each series' net assets as of the preceding Dec. 31. For a series with net assets of less than $50 million, the fee is $50 per meeting; with $51 to $250 million, the fee is $200 per meeting; with $251 million to $500 million, $350; with $501 million to $750 million, $500; with $751 million to $1 billion, $650; and with over $1 billion in net assets, $800. For any series participating in the master fund/feeder fund structure, the trustees' attendance fees are paid solely by the master portfolio. Each non-interested trustee also receives $500 from Advisor Trust for attending each meeting of the Nominating Committee and Compensation Committee. Advisor Trust has no retirement or pension plan. The following table sets forth compensation paid to the trustees during the fiscal year ended Sept. 30, 1997:

Name of Trustee        Aggregate Compensation  Total Compensation from
                       Advisor Trust           the Stein Roe Fund
Complex*
--------------------   ----------------------  ------------------------
-
Timothy K. Armour            -0-                        -0-
Lindsay Cook                 -0-                        -0-
Kenneth L. Block**         $4,000                     $84,743
William W. Boyd             4,000                      92,643
Douglas A. Hacker           4,000                      90,643
Janet Langford Kelly        4,000                      77,500
Francis W. Morley**         4,000                      90,993
Charles R. Nelson           4,000                      92,643
Thomas C. Theobald          4,000                      90,643
_______________
 * At Sept. 30, 1997, the Stein Roe Fund Complex consisted of seven series of Advisor Trust, six series of Stein Roe Income Trust, four series of Stein Roe Municipal Trust, ten series of Stein Roe Investment Trust, one series of Stein Roe Institutional Trust, one series of Stein Roe Trust, and nine series of Base Trust.
**Messrs. Block and Morley retired as trustees on Dec. 31, 1997.


                        FINANCIAL STATEMENTS


     Please refer to the Sept. 30, 1997 Financial Statements (balance sheets and schedule of investments as of Sept. 30, 1997 and the statements of operations, changes in net assets, and notes thereto) and the report of independent public accountants contained in the Sept. 30, 1997 Annual Report. The Financial Statements and the report of independent public accountants (but no other material from the Annual Report) are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning 800-322-1130.


                       PRINCIPAL SHAREHOLDERS


     As of Dec. 31, 1997, the only persons known by Advisor Trust to own of record or "beneficially" 5% or more of outstanding shares of any class of Advisor Growth Stock Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 were as follows:

                                                Approximate %
                                                of Outstanding
Name and Address                        Class   Shares Held
-------------------------------------   ------- --------------
Merrill Lynch Pierce Fenner & Smith*    Class A     13.44%
For the Sole Benefit of its Customers   Class B     10.17
Attn: Fund Administration               Class C      3.51
4800 Deer Lake Dr., E., 3rd floor
Jacksonville, FL 32246

Liberty Financial Companies, Inc.       Class K     43.78
600 Atlantic Avenue
Federal Reserve Plaza
Boston, MA  02210

FTC & Co.                               Class K     36.72
Attn: Datalynx #155
P.O. Box 173726
Denver, CO  80217
_____________
*Shares held of record, but not beneficially.


                INVESTMENT ADVISORY SERVICES

     Stein Roe & Farnham Incorporated provides administrative services to Advisor Growth Stock Fund and Growth Stock Portfolio and portfolio management services to Growth Stock Portfolio. The Adviser is a wholly owned subsidiary of SteinRoe Services Inc., which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.

     The directors of the Adviser are Kenneth R. Leibler, Harold W. Cogger, C. Allen Merritt, Jr., Timothy K. Armour, and Hans P. Ziegler. Mr. Leibler is President and Chief Executive Officer of Liberty Financial; Mr. Cogger is Executive Vice President of Liberty Financial; Mr. Merritt is Executive Vice President and Treasurer of Liberty Financial; Mr. Armour is President of the Adviser's Mutual Funds division; and Mr. Ziegler is Chief Executive Officer of the Adviser. The business address of Messrs. Leibler, Cogger, and Merritt is Federal Reserve Plaza, Boston, Massachusetts 02210; and that of Messrs. Armour, and Ziegler is One South Wacker Drive, Chicago, Illinois 60606.


     The Adviser and its predecessor have been providing investment advisory services since 1932. The Adviser acts as investment adviser to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations, and other institutional investors. As of Sept. 30, 1997, the Adviser managed over $29 billion in assets: over $5 billion in equities and over $17 billion in fixed income securities (including $1.7 billion in municipal securities). The $29 billion in managed assets included over $7 billion held by open-end mutual funds managed by the Adviser (approximately 15% of the mutual fund assets were held by clients of the Adviser). These mutual funds were owned by over 265,000 shareholders. The $7 billion in mutual fund assets included over $728 million in over 42,000 IRA accounts. In managing those assets, the Adviser utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 9,000 companies. The Adviser also monitors over 1,400 issues via a proprietary credit analysis system. At Sept. 30, 1997, the Adviser employed 16 research analysts and 55 account managers. The average investment-related experience of these individuals was 24 years.

     Please refer to the descriptions of the Adviser, the management and administrative agreements, fees, expense limitations, and transfer agency services under Management and Fee Table in the Prospectus, which is incorporated herein by reference. The table below shows gross fees paid and any expense reimbursements by the Adviser during the fiscal year ended Sept. 30, 1997:

Fund                      Type of Payment     Year Ended 9/30/97
------------------------- ------------------- ------------------
Advisor Growth Stock Fund Administrative fee     $      166
                          Reimbursement              60,346
Growth Stock Portfolio    Management fee          2,119,803


     The Adviser provides office space and executive and other personnel to Advisor Growth Stock Fund, and bears any sales or promotional expenses. Advisor Growth Stock Fund pays all expenses other than those paid by the Adviser, including but not limited to printing and postage charges and securities registration and custodian fees and expenses incidental to its organization.

     The administrative agreement provides that the Adviser shall reimburse Advisor Growth Stock Fund to the extent that its total annual expenses (including fees paid to the Adviser, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which its shares are being offered for sale to the public; provided, however, the Adviser is not required to reimburse Advisor Growth Stock Fund an amount in excess of fees paid under that agreement for such year. In addition, in the interest of further limiting expenses of Advisor Growth Stock Fund, the Adviser may voluntarily waive its management fee and/or absorb certain expenses for Advisor Growth Stock Fund, as described under Fee Table in the Prospectus. Any such reimbursement will enhance the yield of Advisor Growth Stock Fund.

     Growth Stock Portfolio's management agreement provides that neither the Adviser, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to Advisor Trust or any shareholder of Advisor Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

     Any expenses that are attributable solely to the organization, operation, or business of a series of Advisor Trust shall be paid solely out of the assets of that series. Any expenses incurred by Advisor Trust that are not solely attributable to a particular Fund are apportioned in such manner as the Adviser determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

Bookkeeping and Accounting Agreement


     Pursuant to separate agreements with Advisor Trust and Base Trust, the Adviser receives a fee for performing certain bookkeeping and accounting services for Advisor Growth Stock Fund and Growth Stock Portfolio. For services provided to Advisor Growth Stock Fund, the Adviser receives an annual fee of $25,000 per Fund plus .0025 of 1% of average net assets over $50 million. During the fiscal year ended Sept. 30, 1997, the Adviser received $109,375 from Advisor Trust for services provided under this agreement.


                          CUSTODIAN

     State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, Massachusetts 02101, is the custodian for Advisor Trust and Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons.
The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

     Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

     The Board of Trustees of each Trust reviews, at least annually, whether it is in the best interests of Growth Stock Portfolio, Advisor Growth Stock Fund, and its shareholders to maintain assets in each of the countries in which it invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians utilized, as well as by the Adviser and counsel. However, with respect to foreign sub-custodians, there can be no assurance that Advisor Growth Stock Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or application of foreign law to foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

     Growth Stock Portfolio may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                    INDEPENDENT PUBLIC ACCOUNTANTS

     The independent public accountants for Advisor Growth Stock Fund and Growth Stock Portfolio are Arthur Andersen LLP, 33 West Monroe Street, Chicago, Illinois 60603. The accountants audit and report on the annual financial statements, review certain regulatory reports and the federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by a Trust.

                            DISTRIBUTOR

     Shares of Advisor Growth Stock Fund are distributed by Liberty Financial Investments, Inc. (the "Distributor"), an indirect subsidiary of Liberty Financial, under a Distribution Agreement as described under Management in the Prospectus, which is incorporated herein by reference. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of Advisor Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party ("independent trustees"). The Distributor has no obligation, as underwriter, to buy shares of Advisor Growth Stock Fund, and purchases shares only upon receipt of orders from authorized financial service firms or investors. Advisor Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

12b-1 Plans, Contingent Deferred Sales Charges, and Conversion of
Shares


     The trustees of Advisor Trust have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for personal service and/or the maintenance of shareholder accounts, the Distributor receives a service fee at an annual rate not to exceed 0.25% of net assets attributed to each class of shares other than Class K shares. The Plan also provides that as compensation for the promotion and distribution of shares of Advisor Growth Stock Fund including its expenses related to sale and promotion of Fund shares, the Distributor receives from Advisor Growth Stock Fund a fee at an annual rate not exceeding 0.10% of the average net assets attributed to Class A shares, and 0.75% of the average net assets attributed to each of its Class B and Class C shares. The Plan further provides that, as compensation for services and/or distribution, the Distributor receives a fee at an annual rate not to exceed 0.25% of the average net assets attributable to Class K shares. At this time, the Distributor has voluntarily agreed to limit the Class A distribution fee to 0.05% annually. The Distributor may terminate this voluntary limitation without shareholder approval. Class B shares automatically convert to Class A shares approximately eight years after the Class B shares are purchased. Class C and Class K shares do not convert. The Distributor generally pays this amount to institutions that distribute Fund shares and provide services to Advisor Growth Stock Fund and its shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by Advisor Growth Stock Fund during any year may be more or less than the cost of distribution or other services provided to Advisor Growth Stock Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative sales charges paid. Advisor Trust's Plan complies with those rules.


     The trustees believe that the 12b-1 plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of shareholders. The 12b-1 Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the trustees, including the independent trustees. The 12b-1 plan may not be amended to increase the fee materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the trustees in the manner provided in the foregoing sentence. The 12b-1 plan may be terminated at any time by a vote of a majority of the independent trustees or by a vote of a majority of the outstanding voting securities of the relevant Class of shares.

     Advisor Growth Stock Fund offers four classes of shares (Class A, Class B, Class C, and Class K). Advisor Growth Stock Fund may in the future offer other classes of shares. Class K shares are offered at net asset value, subject to a Rule 12b-1 fee; Class A shares are offered at net asset value plus a front-end sales charge to be imposed at the time of purchase and are subject to a Rule 12b-1 fee; Class B shares are offered at net asset value subject to a Rule 12b-1 fee and a declining contingent deferred sales charge on redemptions made within six years of purchase; Class C shares are offered at net asset value, subject to a Rule 12b-1 fee and a contingent deferred sales charge on redemptions made within one year of purchase. The contingent deferred sales charges are described in the Prospectus.

     No contingent deferred sales charge will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any contingent deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions, and finally of other shares held by the shareholder for the longest time.

     Eight years after the end of the month in which a Class B share is purchased, such shares and a pro-rated portion of any shares issued on the reinvestment of distributions will be automatically invested into Class A shares having an equal value, which are not subject to the distribution or service fee.

             TRANSFER AGENT AND SHAREHOLDER SERVICING

     Colonial Investors Service Center, Inc. (the "Transfer Agent"), an indirect subsidiary of Liberty Financial, performs certain transfer agency services for Advisor Trust, as described under Management in the Prospectus. For performing these services, the Transfer Agent receives from Advisor Growth Stock Fund a fee based on the following annual rates:

                     Class K  Class A      Class B      Class C
                     -------  -------      --------     -----------
Account maintenance
 and trade
 processing          0.05%    Bundled Fee  Bundled Fee  Bundled Fee
Client services      0.25%
Total                0.30%    0.236%       0.236%       0.236%

Advisor Trust believes the charges by the Transfer Agent to Advisor Growth Stock Fund are comparable to those of other companies performing similar services.

     Some financial services firms ("FSF") or other intermediaries having special selling arrangements with the Distributor, including certain bank trust departments, wrap fee programs and retirement plan service providers ("Intermediaries") that maintain nominee accounts with Advisor Growth Stock Fund for their clients who are Fund shareholders may be paid a fee from the Transfer Agent for shareholder servicing and accounting services they provide with respect to the underlying Fund shares.

                   PURCHASES AND REDEMPTIONS

     Purchases and redemptions are discussed in the Prospectus under the headings How to Purchase Shares, How to Sell (Redeem) Shares, and Net Asset Value, and that information is incorporated herein by reference. It is the responsibility of any investment dealers, banks, or other institutions, including retirement plan service providers, through whom you purchase or redeem shares to establish procedures insuring the prompt transmission to Advisor Trust of any order.

     Advisor Growth Stock Fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is received in good order. The public offering price is the net asset value plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs or Intermediaries, the public offering price will be determined on the day the order is placed in good order, but only if the FSF or Intermediary receives the order prior to the time at which shares are valued and transmits it to Advisor Growth Stock Fund before that day's transactions are processed. If the FSF or Intermediary fails to transmit before Advisor Growth Stock Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF or Intermediary. If the FSF or Intermediary receives the order after the time at which Advisor Growth Stock Fund values its shares, the price will be based on the net asset value determined as of the close of the NYSE on the next day it is open. If funds for the purchase of shares are sent directly to the Transfer Agent, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

     Advisor Growth Stock Fund receives the entire net asset value of shares sold. For Class A shares, which are subject to an initial sales charge, the Distributor's commission is the sales charge shown in the Prospectus less any applicable FSF or Intermediary discount. The FSF or Intermediary discount is the same for all FSFs or Intermediaries, except that the Distributor retains the entire sales charge on any sales made to a shareholder who does not specify an FSF or Intermediary on the application, and except that the Distributor may from time to time reallow additional amounts to all or certain FSFs or Intermediaries. The Distributor generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse the Distributor for any up-front and/or ongoing commissions paid to FSFs or Intermediaries.

     Checks presented for the purchase of shares of Advisor Growth Stock Fund which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned.

     The Transfer Agent acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF or Intermediary will receive the applicable sales commission. Shareholders may change FSFs or Intermediaries at any time by written notice to the Transfer Agent, provided the new FSF or Intermediary has a sales agreement with the Distributor.

Determination of Net Asset Value

     The net asset value per share for each Class is determined as of the close of business (normally 3:00 p.m., central time, or 4:00 p.m., eastern time) on days on which the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in Jan., the third Monday in Feb., Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of Advisor Growth Stock Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Chicago time.

     Growth Stock Portfolio may invest in securities that are listed primarily on foreign exchanges that are open and allow trading on days on which Advisor Growth Stock Fund does not determine net asset value. This may significantly affect the net asset value of Advisor Growth Stock Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Adviser deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on Nasdaq are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Board of Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Board of Trustees.

     Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. Trading on certain foreign securities markets may not take place on all NYSE business days, and trading on some foreign securities markets takes places on days that are not NYSE business days and on which net asset value is not calculated. The values of these securities used in determining net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such time and the close of the NYSE which will not be reflected in the computation of the net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Board of Trustees.

     Advisor Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of Advisor Trust during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     Due to the relatively high cost of maintaining smaller accounts, Advisor Trust may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $500 unless the account value has dropped below $500 solely as a result of share depreciation. An investor will be notified that the value of his account is less than that minimum and allowed at least 60 days to bring the value of the account up to at least $1,000 before the fee is deducted. The Agreement and Declaration of Trust also authorizes Advisor Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

     Advisor Trust reserves the right to suspend or postpone redemptions of shares of Advisor Growth Stock Fund during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of Advisor Growth Stock Fund not reasonably practicable.

Special Purchase Programs/Investor Services

     The following special purchase programs/investor services may be changed or eliminated at any time.

     Fundamatic Program (Classes A, B and C only). As a convenience to investors, Class A, B and C shares of Advisor Growth Stock Fund may be purchased through the Colonial Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase Advisor Growth Stock Fund shares at the public offering price next determined after the Transfer Agent receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or Intermediaries or from the Distributor.

     Tax-Sheltered Retirement Plans (Classes A, B and C only). The Distributor offers prototype tax-qualified plans, including IRAs and pension and profit-sharing plans for individuals, corporations, employees and the self-employed. The minimum initial investment for a retirement account sponsored by Colonial Management Associates, Inc., an affiliate of the Adviser and the Distributor, is $25. The First National Bank of Boston is the trustee of the Distributor's prototype plans and charges a $10 annual fee. Detailed information concerning these retirement plans and copies of the retirement plans are available from the Distributor.

     Participants in other prototype retirement plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with the Transfer Agent. Participants in prototype plans offered by the Distributor (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to the Transfer Agent. The fee is in addition to any applicable contingent deferred sales charge. The fee will not apply if the participant uses the proceeds to open an IRA Rollover account in any fund, or if the plan maintains an omnibus account.

     Consultation with a competent financial and tax advisor regarding these plans and consideration of the suitability of Advisor Growth Stock Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

     Telephone Address Change Services. By calling the Transfer Agent, shareholders, beneficiaries or their FSF or Intermediary of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

     Colonial Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, on Class A, Class B or Class C shares may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Programs for Reducing or Eliminating Sales Charges

     Right of Accumulation and Statement of Intent (Class A shares only). Reduced sales charges on Class A shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T, and Z shares of other funds managed by Colonial Management Associates, Inc. or distributed by the Distributor (such funds hereinafter referred to as "Colonial Funds"). The applicable sales charged is based on the combined total of: (1) the current purchase and (2) the value at the public offering price at the close of business on the previous day of all Colonial Funds' Class A shares held by the shareholder (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another Colonial Fund other than a money market fund and Class B, C, T and Z shares).

     The Distributor must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by the Transfer Agent. A Colonial Fund may terminate or amend this right of Accumulation.

     Any person may qualify for reduced sales charges on purchase of Class A shares made within a 13-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in Advisor Trust Funds and Colonial Funds (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Colonial
Fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

     During the term of a Statement, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or Advisor Growth Stock Fund to sell the amount of the Statement.

     If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the then-current applicable offering price. As a part of this adjustment, the FSF or Intermediary shall return to the Distributor the excess commission previously paid during the 13-month period.

     If the amount of the Statement is not purchased, the shareholder shall remit to the Distributor an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within 20 days after a written request to pay such difference in sales charge, the Transfer Agent will redeem that number of escrowed Class A shares equal to such difference. The additional amount of FSF or Intermediary discount from the applicable offering price shall be remitted to the shareholder's FSF or Intermediary of record.

     Additional information about and the terms of Statements of Intent are available from your FSF or Intermediary or from the Transfer Agent at 1-800-345-6611.

     Reinstatement Privilege. An investor who has redeemed Advisor Growth Stock Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same class of Advisor Growth Stock Fund at the net asset value next determined after the Transfer Agent receives a written reinstatement request and payment. Any contingent deferred sales charge paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any contingent deferred sales charge or conversion date. Investors who desire to exercise this privilege should contact their FSF or Intermediary or the Distributor. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of Advisor Growth Stock Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

     Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

     Privileges of Adviser Employees, FSFs or Intermediaries. Class A shares of Advisor Growth Stock Fund may be sold at net asset value to the following individuals whether currently employed or retired:
Trustees of funds advised or administered by the Adviser or an affiliate of the Adviser; directors, officers and employees of the Adviser or an affiliate of the Adviser, including the Transfer Agent and the Distributor; registered representatives and employees of FSFs or Intermediaries (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor; and such persons' families and their beneficial accounts.

     Sponsored Arrangements. Class A shares of Advisor Growth Stock Fund may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of Advisor Growth Stock Fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. Advisor Growth Stock Fund reserves the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

     Class A shares of Advisor Growth Stock Fund may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisers that have entered into agreements with the Distributor pursuant to which Advisor Growth Stock Fund is included as an investment option in programs involving fee-based compensation arrangements.

     Waiver of Contingent Deferred Sales Charges (Classes A with accounts in excess of $1,000,000, B and C). Contingent deferred sales charges may be waived on redemptions in the following situations with the proper documentation:

1. Death. Contingent deferred sales charges may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act ("UGMA"), Uniform Transfers to Minors Act ("UTMA") or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the contingent deferred sales charge will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable contingent deferred sales charge, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable contingent deferred sales charge will be charged.

2. Systematic Withdrawal Plan (SWP). Contingent deferred sales charges may be waived on redemptions occurring pursuant to a monthly, quarterly or semiannual SWP established with the Transfer Agent, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise contingent deferred sales charges will be charged on SWP redemptions until this requirement is met; this requirement does not apply to Class B or C accounts if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under How to Sell Shares--Systematic Withdrawal Plan.

3. Disability. Contingent deferred sales charges may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable contingent deferred sales charge will be charged.

4. Death of a trustee. Contingent deferred sales charges may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary,
(ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable contingent deferred sales charge will be charged upon any subsequent redemption.

5. Returns on excess contributions. Contingent deferred sales charges may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF or Intermediary agrees to return the applicable portion of any commission paid by the Distributor.

6. Qualified Retirement Plans. Contingent deferred sales charges may be waived on redemptions required to make distributions from qualified retirement plans following (i) normal retirement (as stated in the plan document) or (ii) separation from service. For shares purchased in a prototype 401K plan after Sept. 1, 1997, contingent deferred sales charges will not be waived upon separation from service except if such plan is held in an omnibus account. Contingent deferred sales charges also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in Advisor Growth Stock Fund for at least two years.

     The contingent deferred sales charge also may be waived where the FSF or Intermediary agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

How to Sell ("Redeem") Shares

     Shares may also be sold on any day the NYSE is open, either directly to Advisor Growth Stock Fund or through an FSF or Intermediary. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, Advisor Growth Stock Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).

     To sell shares directly to Advisor Growth Stock Fund, send a signed letter of instruction to the Transfer Agent. The sale price is the net asset value next determined (less any applicable contingent deferred sales charge) after Advisor Growth Stock Fund or an FSF or Intermediary receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call the Transfer Agent for more information 1-800-345-6611.

     FSFs and Intermediaries must receive requests before the time at which Advisor Growth Stock Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

     Systematic Withdrawal Plan (Class A, B and C shares). If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in Advisor Growth Stock Fund designated by the shareholder will be paid monthly, quarterly or semiannually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B and C shares under a SWP will be treated as redemptions of shares purchased through the reinvestment of Advisor Growth Stock Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover plan payments, as redemptions from the earliest purchased shares of Advisor Growth Stock Fund in the shareholder's account. No contingent deferred sales charges apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Code regulation to withdraw more than 12%, on an annual basis, of the value of their Class B or C share account may do so but will be subject to a contingent deferred sales charge ranging from 1% to 5% of the excess over 12%. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other distributions payable in shares of Advisor Growth Stock Fund rather than in cash.

     A shareholder or its FSF or Intermediary of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

     Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of Advisor Growth Stock Fund (other than through the reinvestment of dividends) and a SWP at the same time.

     SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

     Advisor Growth Stock Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, the Transfer Agent will not be liable for any payment made in accordance with the provisions of a SWP.

     The cost of administering SWPs for the benefit of shareholders who participate in them is borne by Advisor Growth Stock Fund as an expense of all shareholders.

     Shareholders whose positions are held in "street name" by certain FSFs or Intermediaries may not be able to participate in a SWP. If a shareholder's Advisor Growth Stock Fund shares are held in "street name," the shareholder should consult his or her FSF or Intermediary to determine whether he or she may participate in a SWP.

     Telephone Redemptions. Telephone redemption privileges are described in the Prospectus.

     Non Cash-Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of Advisor Growth Stock Fund's net asset value, Advisor Growth Stock Fund may make the payment or a portion of the payment with portfolio securities held by Advisor Growth Stock Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

How to Exchange Shares

     With respect to Class A, Class B and Class C shares, exchanges at net asset value may be made among shares of the same class of any other fund that is a series of Advisor Trust or of most Colonial Funds. For more information on the Colonial Funds, see your FSF or Intermediary or call (800) 345-6611. With respect to Class K shares, exchanges at net asset value may be made among shares of the same class of any other fund that is a series of Advisor Trust. Shares may be exchanged on the basis of the net asset value per share at the time of exchange and only one "round-trip" exchange of Class C shares may be made per three-month period, measured from the date of the initial purchase. Before exchanging into another fund, you should obtain the prospectus for the fund in which you wish to invest and read it carefully. Prospectuses of Colonial Funds are available by calling (800) 426-3750. Consult the Transfer Agent before requesting an exchange.

     By calling the Transfer Agent, shareholders or their FSF or Intermediary of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting the Transfer Agent by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if Advisor Growth Stock Fund suspends repurchases or postpones payment for Advisor Growth Stock Fund shares being exchanged in accordance with federal securities law. The Transfer Agent will also make exchanges upon receipt of a written exchange request. If the shareholder is a corporation, partnership, agent, or surviving joint owner, the Transfer Agent will require customary additional documentation.

     A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

     In all cases, the shares to be exchanged must be registered on the records of Advisor Growth Stock Fund in the name of the shareholder desiring to exchange.

     An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

                    PORTFOLIO TRANSACTIONS

     The Adviser places the orders for the purchase and sale of portfolio securities and options and futures contracts. The Adviser's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Adviser's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Adviser's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Adviser's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, Growth Stock Portfolio may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Adviser's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Adviser, and reports are made annually to the Board of Trustees.

     With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for Growth Stock Portfolio, the Adviser often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Adviser uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including Growth Stock Portfolio, to such brokers or dealers to ensure the continued receipt of research products or services the Adviser feels are useful. In certain instances, the Adviser receives from brokers and dealers products or services that are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Adviser makes a good faith effort to determine the relative proportion of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including Growth Stock Portfolio), while the portion of the costs attributable to non-research usage of such products or services is paid by the Adviser in cash. No person acting on behalf of Growth Stock Portfolio is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. The Adviser may also receive research in connection with selling concessions and designations in fixed price offerings in which Growth Stock Portfolio participates. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Adviser and not all such research products or services are used in connection with the management of Growth Stock Portfolio.

     With respect to purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Adviser may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Adviser's attention, including investment research related to the security and provided to Growth Stock
Portfolio.

     The table below shows information on brokerage commissions paid by Growth Stock Portfolio for the period ended Sept. 30, 1997:

Total amount of brokerage commissions paid during the period $178,057 Amount of commissions paid to brokers or dealers who
 supplied research services to the Adviser                    174,017
Total dollar amount involved in such transactions (000
 omitted)                                                     163,280
Amount of commissions paid to brokers or dealers that were
 allocated to such brokers or dealers by the portfolio
 manager because of research services provided to the
 Portfolio                                                     17,400
Total dollar amount involved in such transactions
 (000 omitted)                                                 10,320

     Advisor Trust and Base Trust have arranged for the custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.

              ADDITIONAL INCOME TAX CONSIDERATIONS

     Advisor Growth Stock Fund and Growth Stock Portfolio intend to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

     Because dividend and capital gain distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

     Advisor Growth Stock Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

     Growth Stock Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Portfolio holds its investment. In addition, the Portfolio may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

     In accordance with tax regulations, Growth Stock Portfolio intends to treat securities of PFICs as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which it will be required to distribute even though it has not sold the security and received cash to pay such distributions.

                     INVESTMENT PERFORMANCE

     Advisor Growth Stock Fund may quote certain total return figures from time to time. A "Total Return" on a per class share basis is the amount of dividends distributed per class share plus or minus the change in the net asset value per class share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share of a particular class of shares at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

                                                                n
Average Annual Total Return is computed as follows: ERV = P(1+T)

 Where:   P  =  a hypothetical initial payment of $1,000
          T  =  average annual total return
          n  =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion thereof).

     Advisor Growth Stock Fund invests all of its net investable assets in SR&F Growth Stock Portfolio, which has the same investment objective and substantially the same investment policies as Advisor Growth Stock Fund. Advisor Growth Stock Fund commenced operations on Feb. 14, 1997 and as of Oct. 15, 1997 offered only shares that are now designated Class K shares. The historical performance of Class K shares for the period prior to Feb. 14, 1997 and the historical performance of each other class of shares of Advisor Growth Stock Fund for all periods are based on the performance SR&F Growth Stock Portfolio restated to reflect the sales charges, 12b-1 fees and other expenses as set forth in the prospectus, without giving effect to any fee reimbursements described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated should not be interpreted as indicative of Advisor Growth Stock Fund's future performance. The average annual total returns for each class of Advisor Growth Stock Fund as of Sept. 30, 1997, were as follows:

                                       1 year   5 years   10 years
                                       ------   -------   --------
Class A with sales charge of 5.75%     25.07%    15.52%    11.73%
Class A without sales charge           32.70     16.90     12.39

Class B with applicable CDSC           26.77     15.86     11.76
Class B without applicable CDSC        31.77     16.08     11.76

Class C with sales charge of
 1.00% and applicable CDSC             30.77     16.08     11.61
Class C without sales charge or CDSC   31.77     16.08     11.61

Class K                                32.76     16.95     12.45

     Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. The performance of Advisor Growth Stock Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing Advisor Growth Stock Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     In advertising and sales literature, Advisor Growth Stock Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of Advisor Growth Stock Fund. Comparison of Advisor Growth Stock Fund to an alternative investment should be made with consideration of differences in features and expected performance.

     All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which Advisor Trust believes to be generally accurate. Advisor Growth Stock Fund may also note its mention or recognition in newspapers, magazines, or other media from time to time. However, Advisor Trust assumes no responsibility for the accuracy of such data. Newspapers and magazines which might mention Advisor Growth Stock Fund include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Investment Advisor
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Marketing Alert
Gourmet
Individual Investor
Investment Dealers' Digest
Investment News
Investor's Business Daily
Kiplinger's Personal Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall Street
Money
Money on Line
Morningstar
Mutual Fund Market News
Mutual Fund News Service
Mutual Funds Magazine
Newsday
Newsweek
New York Daily News
The New York Times
No-Load Fund Investor
Pension World
Pensions and Investment
Personal Investor
Physicians Financial News
Jane Bryant Quinn (syndicated column)
Reuters
The San Francisco Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Street.com
Time
Travel & Leisure
USA Today
U.S. News & World Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money

     Advisor Growth Stock Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

     The performance of Advisor Growth Stock Fund may be compared to the following indexes or averages:

Dow-Jones Industrial Average       New York Stock Exchange Composite Index
Standard & Poor's 500 Stock Index American Stock Exchange Composite Index Standard & Poor's 400 Industrials Nasdaq Composite
Wilshire 5000                      Nasdaq Industrials
(These indexes are widely          (These indexes generally reflect
 recognized indicators of          the performance of stocks
 general U.S. stock market         traded in the indicated
 results.)                         markets.)

     In addition, Advisor Growth Stock Fund may compare its performance to the following benchmarks:

Lipper Equity Fund Average
Lipper General Equity Fund Average
Lipper Growth Fund Average
Lipper Growth Fund Index
Morningstar Domestic Stock Average
Morningstar Growth Fund Average
Morningstar Total Fund Average

     Lipper Growth Fund index reflects the net asset value weighted total return of the largest thirty growth funds and thirty growth and income funds, respectively, as calculated and published by Lipper. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. Advisor Growth Stock Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify Advisor Growth Stock Fund to a different category or develop (and place it into) a new category, the Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

     Advisor Growth Stock Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

     Of course, past performance is not indicative of future results.
                         ________________

     To illustrate the historical returns on various types of financial assets, Advisor Growth Stock Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

Common stocks
Small company stocks
Long-term corporate bonds
Long-term government bonds
Intermediate-term government bonds
U.S. Treasury bills
Consumer Price Index
                    _____________________

     Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

                    APPENDIX--RATINGS

RATINGS IN GENERAL

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which Advisor Growth Stock Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:   The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) 1. Financial statements included in Part A of this Registration Statement: Financial Highlights.

    2. Financial statements included in Part B of this Registration Statement: The Funds' financial statements (schedules of investments at September 30, 1997, balance sheets, statements of operations, statements of changes in net assets, and notes thereto) and reports of independent public accountants are incorporated by reference to the September 30, 1997 annual reports of Stein Roe Advisor Trust.

(b) Exhibits: [Note: As used herein, the term "Registration Statement" refers to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 333-17255. The terms "Pre-Effective Amendment" and "PEA" refer, respectively, to a pre-effective amendment and a post-effective amendment to the Registration Statement.]

    1. Agreement and Declaration of Trust as amended through December 13, 1996. (Exhibit 1 to Pre-Effective Amendment #1.)*
    2.  By-Laws of Registrant.  (Exhibit 2 to Registration
        Statement.)*
    3.  None.
    4.  None.
    5.  None.
    6.  (a) Underwriting agreement between Registrant and
            Liberty Financial Investments, Inc. dated October 15,
            1997.
        (b) Selling agreement.  (Exhibit 6(c) to PEA #2.)*
    7.  None.
    8.  Custodian contract between Registrant and State Street
        Bank and Trust Company dated February 13, 1997.  (Exhibit 8 to PEA #1.)*
    9. (a) Shareholder servicing and transfer agency agreement between Registrant and SteinRoe Services Inc. dated February 14, 1997. (Exhibit 9(a) to PEA #1.)*
        (b) Administrative agreement between Registrant and Stein Roe & Farnham Incorporated dated February 14, 1997. (Exhibit 9(b) to PEA #1.)*
        (c) Accounting and bookkeeping agreement between Registrant and Stein Roe & Farnham Incorporated dated February 14, 1997. (Exhibit 9(c) to PEA #1.)*
        (d) Sub-transfer agent agreement between SteinRoe Services Inc. and Colonial Investors Service Center, Inc. as amended through June 30, 1997. (Exhibit 9(d) to PEA #1.)*
        (e) Form of shareholders servicing and transfer agency agreement between Registrant and Colonial Investors Service Center, Inc. (Exhibit 9(e) to PEA #2.)*
   10. (a) Opinion and consent of Bell, Boyd & Lloyd relating to Stein Roe Advisor Growth & Income Fud, Stein Roe Advisor International Fund, Stein Roe Advisor Young Investor Fund, Stein Roe Advisor Special Venture Fund, Stein Roe Advisor Balanced Fund, Stein Roe Advisor Growth Stock Fund, and Stein Roe Advisor Special Fund. (Exhibit 10 to Pre-Effective Amendment #1.)*
        (b) Opinion and consent of Bell, Boyd & Lloyd with respect Stein Roe Advisor High-Yield Municipals Fund, Stein Roe Advisor Intermediate Bond Fund, and Stein Roe Advisor Income Fund. (Exhibit 10(b) to PEA #5.)*
   11.  Consent of Arthur Andersen LLP.
   12.  None.
   13.  Subscription agreements. (Exhibit 13 to Pre-Effective
        Amendment No. 2.)*
   14.  None.
   15.  (a) 12b-1 plan and agreement. (Exhibit 15 to Pre-
            Effective Amendment No. 2.)*
        (b) Amended 12b-1 plan.
   16. (a) Schedule of computation of performance data for Advisor Young Investor Fund. (Exhibit 16 to PEA #4.)*
        (b) Schedule of computation of performance data for Advisor Growth & Income Fund, Advisor International Fund, Advisor Special Venture Fund, Advisor Balanced Fund, Advisor Growth Stock Fund, and Advisor Special Fund.
   17   (a) Financial data schedule--Stein Roe Advisor Growth &
            Income Fund
        (b) Financial data schedule--Stein Roe Advisor
            International Fund
        (c) Financial data schedule--Stein Roe Advisor Young
            Investor Fund
        (d) Financial data schedule--Stein Roe Advisor Special
            Venture Fund
        (e) Financial data schedule--Stein Roe Advisor Balanced
            Fund
        (f) Financial data schedule--Stein Roe Advisor Growth
            Stock Fund
        (g) Financial data schedule--Stein Roe Advisor Special Fund
   18.  Amended rule 18f-3 plan.
-----------
*Incorporated by reference.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                         Number of Record Holders
   Title of Series                       as of December 31, 1997
   ---------------                       ------------------------
Stein Roe Advisor Growth & Income Fund                3
Stein Roe Advisor International Fund                  3
Stein Roe Advisor Young Investor Fund                 8
Stein Roe Advisor Special Venture Fund                2
Stein Roe Advisor Balanced Fund                       2
Stein Roe Advisor Growth Stock Fund               2,416
Stein Roe Advisor Special Fund                       10

ITEM 27.  INDEMNIFICATION.

Article VIII of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including persons who serve or have served at Registrant's request as directors, officers, or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article VIII shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act,

     (i) Article VIII does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

     (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, indemnification is permitted under Article VIII if (a) approved as in the best interest of the Registrant, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act ("disinterested trustees"), upon determination, based upon a review of readily available facts (but not a full trial-type inquiry) that such Covered Person is not liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office or (b) there has been obtained a opinion in writing of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry) to the effect that such indemnification would not protect such Covered Person against any liability to the Trust to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; and

     (iii) Registrant will not advance expenses, including counsel fees(but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), incurred by a Covered Person unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance if it is ultimately determined that indemnification of such expenses is not authorized by Article VII and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of such Covered Person's failure to fulfill his undertaking, or (c) a majority of the disinterested trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article VIII does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article VIII as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article VIII also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The Adviser is a wholly-owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly-owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. The Adviser acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of the Adviser, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (part B) entitled "Investment Advisory Services."

Certain directors and officers of the Adviser also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI and of the Registrant, SR&F Base Trust, and/or other investment companies managed by the Adviser. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210 and LFC Utilities Trust, which is located at One Financial Center, Boston, MA 02111.) A list of such capacities is given below.

                                                  POSITION FORMERLY
                                                    HELD WITHIN
                      CURRENT POSITION              PAST TWO YEARS
                      -------------------           --------------
STEINROE SERVICES INC.
Gary A. Anetsberger   Vice President
Timothy K. Armour     Vice President
Kenneth J. Kozanda    Vice President; Treasurer
Kenneth R. Leibler    Director
C. Allen Merritt, Jr. Director; Vice President
Hans P. Ziegler       Director, President,          Vice Chairman
                       Chairman

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Timothy K. Armour     President; Trustee
Thomas W. Butch       Executive Vice-President
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy                                  Vice-President
Lynn C. Maddox                                      Vice-President
Jane M. Naeseth                                     Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE INCOME TRUST; STEIN ROE INSTITUTIONAL TRUST; AND
STEIN ROE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Timothy K. Armour     President; Trustee
Thomas W. Butch       Executive Vice-President      Vice-President
Philip J. Crosley     Vice-President
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Steven P. Luetger                                   Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Jane M. Naeseth       Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Timothy K. Armour     President; Trustee
Bruno Bertocci        Vice-President
David P. Brady        Vice-President
Thomas W. Butch       Executive Vice-President      Vice-President
Daniel K. Cantor      Vice-President
Philip J. Crosley     Vice-President
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
David P. Harris       Vice-President
Harvey B. Hirschhorn  Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Arthur J. McQueen     Vice-President
Richard B. Peterson   Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Timothy K. Armour     President; Trustee
Bruno Bertocci        Vice-President
David P. Brady        Vice-President
Thomas W. Butch       Executive Vice-President      Vice-President
Daniel K. Cantor      Vice-President
Philip J. Crosley     Vice-President
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
David P. Harris       Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
M. Jane McCart        Vice-President
Arthur J. McQueen     Vice-President
Richard B. Peterson   Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Timothy K. Armour     President; Trustee
Thomas W. Butch       Executive Vice-President      Vice-President
Joanne T. Costopoulos Vice-President
Philip J. Crosley     Vice-President
Loren A. Hansen       Executive Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
M. Jane McCart        Vice-President
Hans P. Ziegler       Executive Vice-President

STEINROE VARIABLE INVESTMENT TRUST
Gary A. Anetsberger   Treasurer
Timothy K. Armour     Vice President
E. Bruce Dunn                                       Vice President
Erik P. Gustafson     Vice President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy    Vice President
Jane M. Naeseth       Vice President
Richard B. Peterson   Vice President

LFC UTILITIES TRUST
Gary A. Anetsberger   Vice President
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President

LIBERTY VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President

ITEM 29.  PRINCIPAL UNDERWRITERS.

Registrant's principal underwriter, Liberty Financial Investments, Inc., a subsidiary of Colonial Management Associates, Inc., also acts in the same capacity to Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI, Colonial Trust VII, Stein Roe Investment Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Institutional Trust and Stein Roe Trust; and sponsor for Colonial Growth
Plans (public offering of which was discontinued on June 14, 197l). The table below lists each director or officer of Liberty Financial Investments, Inc.

                          Position and Offices      Positions and
Name and Principal        with Principal            Offices with
 Business Address*        Underwriter               Registrant
--------------------      ---------------------     ---------------
Anderson, Judith          Vice President                None
Babbitt, Debra            VP & Compliance Officer       None
Ballou, Rich              Regional Vice President       None
Balzano, Christine R.     Vice President                None
Bartlett, John            Senior Vice President         None
Brown, Beth               Vice President                None
Burtman, Tracy            Vice President                None
Carroll, Greg             Regional Vice President       None
Chrzanowski, Daniel       Regional Vice President       None
Clapp, Elizabeth A.       Vice President                None
Crossfield, Andrew        Regional Vice President       None
Daniszewski, Joseph J.    Vice President                None
Davey, Cynthia            Regional Sr. Vice President   None
Desilets, Marian          Vice President                None
DiMaio, Steve             Vice President                None
Donovan, John             Regional Vice President       None
Downey, Christopher       Vice President                None
Eckelman, Bryan           Senior Vice President         None
Emerson, Kim P.           Regional Vice President       None
Erickson, Cynthia G.      Senior Vice President         None
Evans, C. Frazier         Senior Vice President         None
Feldman, David            Senior Vice President         None
Fifield, Robert           Regional Vice President       None
Gerokoulis, Stephen A.    Senior Vice President         None
Gibson, Stephen E.        Director, Chairman of Board   None
Goldberg, Matthew         Regional Vice President       None
Harasimowicz, Stephen     Vice President                None
Harrington, Tom           Sr. Regional Vice President   None
Hodgkins, Joseph          Sr. Regional Vice President   None
Iudice, Jr., Philip       Treasurer and CFO             None
Karagiannis, Marilyn      Senior Vice President         None
Kelley, Terry M.          Regional Vice President       None
Kelson, David W.          Senior Vice President         None
Menchen, Catherine        Vice President                None
Moberly, Ann R.           Regional Sr. Vice President   None
Morner, Patrick           Vice President                None
Nerney, Andrew            Regional Vice President       None
Nolin, Kevin              Vice President                None
O'Shea, Kevin             Senior Vice President         None
Predmore, Tracy           Regional Vice President       None
Reed, Christopher B.      Sr. Regional Vice President   None
Scarlott, Rebecca         Vice President                None
Schulman, David           Regional Vice President       None
Scoon, Davey              Director                      None
Scott, Michael W.         Senior Vice President         None
Spanos, Gregory J.        Senior Vice President         None
Stern, Arthur O.          Clerk and Counsel, Director   None
Studer, Eric              Regional Vice President       None
Sutton, R. Andrew         Regional Vice President       None
Van Etten, Keith J.       Vice President                None
Villanova, Paul           Regional Vice President       None
Wallace, John             Vice President                None
Welsh, Stephen            Treasurer                     None
Wess, Valerie             Regional Vice President       None
Young, Deborah            Vice President                None
---------
*The address for each individual is One Financial Center, Boston, MA 02111.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One South Wacker Drive, Chicago, Illinois 60606. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

ITEM 31.  MANAGEMENT SERVICES.

None.

ITEM 32.  UNDERTAKINGS.

None.

                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 22nd day of January, 1998.

                                   STEIN ROE ADVISOR TRUST

                                   By   TIMOTHY K. ARMOUR
                                        Timothy K. Armour
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature*                     Title                     Date
------------------------    ---------------------   --------------
TIMOTHY K. ARMOUR           President and Trustee  January 22, 1998
Timothy K. Armour
Principal Executive Officer

GARY A. ANETSBERGER         Senior Vice-President  January 22, 1998
Gary A. Anetsberger
Principal Financial Officer

SHARON R. ROBERTSON         Controller             January 22, 1998
Sharon R. Robertson
Principal Accounting Officer

WILLIAM W. BOYD             Trustee                January 22, 1998
William W. Boyd

LINDSAY COOK                Trustee                January 22, 1998
Lindsay Cook

DOUGLAS A. HACKER           Trustee                January 22, 1998
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee                January 22, 1998
Janet Langford Kelly

CHARLES R. NELSON           Trustee                January 22, 1998
Charles R. Nelson

THOMAS C. THEOBALD          Trustee                January 22, 1998
Thomas C. Theobald

*This Registration Statement has also been signed by the above persons in their capacities as trustees and officers of SR&F Base
Trust

                       STEIN ROE ADVISOR TRUST
              INDEX TO EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number   Description
-------  -------------

6(a)     Underwriting agreement

11       Consent of Arthur Andersen LLP

15(b)    Amended 12b-1 plan

16(b)    Schedules of performance computation

17(a)    Financial data schedule--Stein Roe Advisor Growth &
         Income Fund
  (b)    Financial data schedule--Stein Roe Advisor International
         Fund
  (c)    Financial data schedule--Stein Roe Advisor Young
         Investor Fund
  (d)    Financial data schedule--Stein Roe Advisor Special
         Venture Fund
  (e)    Financial data schedule--Stein Roe Advisor Balanced Fund
  (f)    Financial data schedule--Stein Roe Advisor Growth
         Stock Fund
  (g)    Financial data schedule--Stein Roe Advisor Special Fund

18       Amended 18f-3 plan